Filed with the Securities and Exchange Commission on April 27, 2026
Registration No. 333-133381
Registration No. 811-21886
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	/ /
Pre-Effective Amendment No.	/ /
Post-Effective Amendment No. 25	/ X /
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	/ /
Amendment No. 50	/ X /
(Check appropriate box or boxes.)

NML Variable Annuity Account C
(Exact Name of Registered Separate Account)
THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY
(Name of Insurance Company)
720 East Wisconsin Avenue, Milwaukee, Wisconsin	53202
(Address of Insurance Company’s Principal Executive Offices)	(Zip Code)

Insurance Company’s Telephone Number, including Area Code	414-271-1444

Raymond J. Manista, Executive Vice President, Chief Legal & Public Affairs Officer The Northwestern Mutual Life Insurance Company 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copy to:
Wade C. DeArmond
Assistant General Counsel and
Assistant Secretary

720 East Wisconsin Avenue
Milwaukee, WI 53202-4797
(414) 665-6725 office
(414) 625-6725 fax
wadedearmond@northwesternmutual.com
Approximate Date of Proposed Public Offering	Continuous
It is proposed that this filing will become effective: (check appropriate space)
	immediately upon filing pursuant to paragraph (b) of Rule 485
x	on May 1, 2026 pursuant to paragraph (b) of Rule 485
	60 days after filing pursuant to paragraph (a)(1) of Rule 485
	on _________________pursuant to paragraph (a)(1) of Rule 485 under the Securities Act of 1933 (“Securities Act”)
If appropriate, check the following space:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Check each space that appropriately characterizes the Registrant:

New Registrant (as applicable, a Registered Separate Account or Insurance Company that has not filed a Securities Act registration statement or amendment thereto within 3 years preceding this filing)

Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”))

If an Emerging Growth Company, indicate by check mark if the Registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act

X	Insurance Company relying on Rule 12h-7 under the Exchange Act
Smaller reporting company (as defined by Rule 12b-2 under the Exchange Act)
Title of Securities Being Registered: Interests in Individual Flexible Payment Variable Annuity Contracts offered without sales charge.

Individual Flexible Payment Variable Annuity (Network Edition)
Issued by The Northwestern Mutual Life Insurance Company through NML Variable Annuity Account C

Prospectus May 1, 2026

This prospectus describes an individual flexible payment deferred variable annuity contract (“Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract, or certain other eligible persons. The Contract provides for accumulation of Contract Value on a variable basis and a payment of annuity benefits on a fixed or variable basis. Net Purchase Payments may be invested, pursuant to the Contract, in the variable investment options set forth in “Appendix A – Investment Options Available Under the Contract.”

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals may result in the assessment of withdrawal or surrender charges, taxes, and tax penalties.

The Contract and the investment options are not guaranteed to achieve their goals, are not bank deposits, are not federally insured, and are not endorsed by any bank or government agency. You could lose the money you invest in this Contract. The Company’s obligations under the Contact are subject to the financial strength and claims-paying ability of the Company. Some terms of the Contract may differ from the terms of the Contract delivered in another state because of state specific legal requirements but all material state variations are described in Appendix B.

Please read carefully this prospectus or any accompanying prospectuses for the variable options and keep them for future reference. These prospectuses provide information that you should know before investing in the Contract. No person is authorized to make any representation in connection with the offering of the Contract other than those contained in these prospectuses.

If you are a new investor in the Contract, you may cancel your Contract within 10 days of receiving it without paying fees or penalties.
In some states, this cancellation period may be longer. Depending on your state of issue, upon cancellation you will receive either a full refund of your Purchase Payment(s) or your Contract Value. You should review this prospectus, or consult with your financial representative, for additional information about the specific cancellation terms that apply.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. The Contract may not be available in all states and is only offered where it can be lawfully sold. Our Distributor may limit sales of the Contract to certain government entities and government entity plans. Additional information about certain investment products, including variable annuity contracts, has been prepared by the Securities and Exchange Commission's staff and is available at www.Investor.gov.

Glossary of Special Terms
Unless otherwise specified in this prospectus, the words “Northwestern Mutual,” “we,” “us,” “our,” and “Company” mean The Northwestern Mutual Life Insurance Company. The words “you” and “your,” unless otherwise specified, mean the Contract Owner. We use a number of special terms in this prospectus, including the following:
Accumulation Unit—An accounting unit of measure representing the Contract Value, before the date on which Annuity Payments begin, in one or more Divisions of the Separate Account. The related term “Accumulation Unit Value” (“AUV”) means the value of a particular Accumulation Unit at a particular time and is analogous to, but not the same as, the share price of a mutual fund.
Annuitant—The person upon whose life the Contract is issued and Contract benefits depend. The Primary Annuitant is the person upon whose life the Contract is initially issued. The Contingent Annuitant is the person who becomes the Annuitant upon the death of the Primary Annuitant. If the Contract is annuitized under a single life income plan, there will be one Annuitant. If the Contract is annuitized under a joint life income plan, there will be two Joint Annuitants.
Annuity Payments—Money we pay under a variable income plan or a fixed income plan during the annuitization phase of the Contract.
Annuity Unit—An accounting unit of measure representing the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Beneficiary—A person who receives payments under the Contract pursuant to an Income Plan or upon the death of the Annuitant before the Maturity Date provided that the Annuitant was an Owner of the Contract at the time of death.
Company—The Northwestern Mutual Life Insurance Company.
Contract—The agreement between you and us described in this variable annuity prospectus. During the accumulation period of the Contract, you may invest money under your Contract and any earnings on your investment will accumulate on a tax-deferred basis. During the annuitization period, you receive periodic payments based largely on the amounts you accumulate, all or a portion of which will be taxable as ordinary income.
Contract Value—The value of your Contract on any Valuation Date is the sum of all your amounts held in the Divisions of the Separate Account on that Valuation Date.
Division—A sub-account of the Separate Account, the assets of which are invested exclusively in the shares of one of the Portfolios of the underlying Funds.
Fund—A Fund is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company or as a unit investment trust, or is not required to be registered under the 1940 Act. A Fund is available as an investment option under the Contract. The assets of each of the Divisions of the Separate Account are used to purchase shares of the corresponding Portfolio of a Fund.
General Account—All assets of the Company, other than those held in the Separate Account or in other separate accounts that have been or may be established by the Company.
Income Plan—An optional method of receiving the death benefit, maturity benefit, surrender proceeds or withdrawal proceeds of an insurance policy or annuity contract generally through a series of periodic payments. An Income Plan may also be known as a “payment plan.”
Maturity Date—The date, stated on the specifications page of the Contract, on which Purchase Payments must cease and Annuity Payments become payable. The maximum Maturity Date is stated on the specifications page of the Contract and may not be changed.
Northwestern Mutual—The Northwestern Mutual Life Insurance Company.
Owner—The person with the sole right to exercise all rights and privileges under the Contract, except as the Contract otherwise provides.
Portfolio—A series of a Fund available for investment under the Contract which corresponds to a particular Division of the Separate Account.
Prospectus— The full statutory prospectus for the Contract.
Purchase Payments—Money you give us to apply to your Contract. The related term “Net Purchase Payment” refers to Purchase Payments after all applicable deductions.
Required Minimum Distribution ("RMD") — A minimum amount that the federal tax law generally requires be withdrawn from certain tax-qualified annuities each year.
Account C (Network Edition) Prospectus
1

Separate Account—The account the Company has established pursuant to Wisconsin law for those assets that, although belonging to the Company, are reserved for you and other owners of variable annuity contracts supported by the Separate Account.
Summary Prospectus—The summary version of the Contract, which summarizes key information found in the Prospectus for the Contract.
Valuation Date—Any day on which the New York Stock Exchange (“NYSE”) is open for trading and any other day we are required under the 1940 Act to value assets of a Division of the Separate Account.
Account C (Network Edition) Prospectus
2

Overview of the Contract
The Contract is an individual flexible payment variable annuity contract, the purpose of which is primarily to provide for the accumulation of value through variable investment options, through allocations to a variety of Portfolios, and payment of annuity benefits on a fixed or variable basis. The Contract is not intended for short-term investment and is therefore not appropriate for people who may need to make early or frequent withdrawals or who intend to engage in frequent trading.
During the years when funds may be paid into your Contract, known as the accumulation (savings) phase, the earnings accumulate on a tax-deferred basis. The annuitization (income) period begins when you start receiving a stream of periodic Annuity Payments under your Contract that begin on the date you select, and all or a portion of such payments will be taxed as ordinary income. Once you annuitize your Contract, your withdrawal rights will depend on the Income Plan selected. The amount you accumulate under your Contract, including the results of investment performance of your Divisions, will determine the amount of your monthly Annuity Payments. The Contract offers 59 Portfolios in which the Divisions invest. A list of the investment options available under the Contract is provided at the back of this Prospectus (see “Appendix A: Investment Options Available Under the Contract).
Below are other features and options that the Contract offers.
●
Accessing your money. During the accumulation phase, you may make a withdrawal of your Contract Value or surrender the Contract by submitting a request in writing or by telephone, subject to our administrative procedures. All withdrawals are subject to the limitations described in the prospectus. Withdrawal rights during the annuitization period will depend on the variable income plan selected.
●
Tax treatment. You may transfer Contract Value among the Divisions without tax implications, and earnings (if any) on your investments are generally tax-deferred. You are taxed only when (1) you make a withdrawal or surrender; (2) you receive Annuity Payments under the Contract; or (3) upon payment of the death benefit.
●
Standard Death Benefit. Your Contract includes a death benefit that will pay your designated beneficiaries (1) the Contract Value if an Annuitant dies before the Contract Maturity Date and on or after his or her 75th birthday, or (2) the greater of the Contract Value or Purchase Payments less any adjustment for each withdrawal if an Annuitant dies before the Contract Maturity Date and before his or her 75th birthday. If an Annuitant dies after the Contract Maturity Date or any time after Annuity Payments begin, no death benefit is payable. The Contract has an Enhanced Death Benefit option available for an additional charge.
●
Additional Features and Services. We make certain additional services available under the Contract at no additional charge:
●
The Automatic Dollar Cost Averaging Plan allows you to transfer a set amount from the Government Money Market Division to other Divisions on a regular schedule. The Portfolio Rebalancing feature automatically rebalances your Contract Value among your selected Divisions in order to restore your allocation to the original level. You may participate only in one of the Automatic Dollar Cost Averaging Plan and Portfolio Rebalancing feature at a time. We do not charge for participation in these features.
●
The Systematic Withdrawal Plan allows you to set up automatic monthly withdrawals from your Contract Value. We will take any withdrawal under this plan proportionally from your Contract Value in your selected investment options or the investment options you designate subject to certain conditions. We do not charge for participation in this feature.
Important Information You Should Consider About the Contract
FEES, EXPENSES, AND ADJUSTMENTS	Cross-Reference(s) to Location in Prospectus
Are There Charges or Adjustments for Early Withdrawals?	No. If you withdraw amounts or surrender your Contract, you will not be assessed a surrender charge.	Fee and Expense Tables – Contract Fees and Expenses
Account C (Network Edition) Prospectus
3

FEES, EXPENSES, AND ADJUSTMENTS	Cross-Reference(s) to Location in Prospectus
Are There Transaction Charges?	Yes. You may be charged for transactions, such as tax-related charges, as well as charges for expedited delivery or wire transfers.	Charges
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose.
Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
Fee and Expense Tables – Contract Fees and Expenses, Range of Annual Portfolio Operating Expenses, and Examples
	Annual Fee	Minimum	Maximum
	Base Contract	0.32%[1]	0.32%[1]
	Investment Options (Portfolio company fees and expenses)	0.14%[2]	2.50%[2]
	Optional Benefits Available for an Additional Charge (for single optional benefit if elected)	0.10%[3]	0.40%[3]
1 As a percentage of average total net assets attributable to the Contract for the fiscal year ended December 31, 2025. [2] As a percentage of Portfolio assets. [3] As a percentage of the entire benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add surrender charges that substantially increase costs. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:

LOWEST ANNUAL COST $440[1]	HIGHEST ANNUAL COST $3,765[1]
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of Contract
Classes and Portfolio fees and expenses
●No optional benefits
●No sales charges
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination
of Contract Classes and
Portfolio fees and expenses
●No sales charges
●No additional Purchase
Payments, transfers or
withdrawals

[1] The lowest and highest dollar amount of fees that would be assessed, based on the assumptions described in the tabular presentation above, for each of the first 10 Contract years.
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in the Contract.	The Investment Options
Is This a Short-Term Investment?
No. The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and penalties or other unfavorable treatment.
The Contract – Generally
Account C (Network Edition) Prospectus
4

RISKS	Cross-Reference(s) to Location in Prospectus
What Are the Risks Associated with the Investment Options?
Investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options (Portfolios) you choose. Each Portfolio will have its own unique risks.
You should review these investment options before making an investment decision.

The Investment Options
What Are the Risks Related to the Insurance Company?
Investment in the Contract is subject to the risks related to the Insurance
Company (Northwestern Mutual), and any obligations, guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
The Company
RESTRICTIONS
Are There Restrictions on the Investment Options?
Yes. Transfers among Divisions are subject to the Contract’s short-term and excessive trading policies.

Under certain circumstances Northwestern Mutual reserves the right to remove a Portfolio or substitute another Portfolio for such Portfolio.
The Investment Options (Short Term and Excessive Trading) Contract Owner Services (Substitution of Portfolio Shares and Other Changes)
Are There Any Restrictions on Contract Benefits?
Yes. Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires.
The Contract – Death Benefit (Enhanced Death Benefit Examples)
TAXES
What Are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in, and payments received under, the Contract. There is no additional tax benefit if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Withdrawals (and some distributions)
will generally be subject to ordinary income tax rates, and may be subject to penalties.
Federal Income Taxes
Account C (Network Edition) Prospectus
5

Fee and Expense Tables
Contract Fees and Expenses
The following tables describe the fees, expenses, and adjustments that you will pay when buying, owning, and surrendering or making withdrawals from an Investment Option or the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have selected.
The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from an Investment Option or from the Contract, or transfer Contract Value between Investment Options. These tables do not include any charge for state premium tax deductions, which we do not charge for at present, but we reserve the right to do so.

Transaction Expenses	Maximum Fee	Current Fee
Sales Load (as a percentage of Purchase Payments)	N/A	N/A
Maximum Withdrawal Charge for Sales Expenses	N/A	N/A
Transfer Fee	N/A	N/A
Expedited Delivery Charges[1]	$17	$17
Wire Transfer Fee[2]	$15	$15
The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio company fees and expenses).
If you choose to purchase an optional benefit, you will pay additional charges as shown below.
Annual Contract Expenses	Maximum Fee	Current Fee
Administrative Expenses[3]	$30	$30
Base Contract Expenses (as a percentage of Separate Account assets)[4]	0.75%	0.30%
Optional Enhanced Death Benefit Expenses (as a percentage of the entire benefit)[5]	0.40%	0.10%

For express mail delivery with signature required; the express mail delivery charge without signature is $15.

We also charge $15 for wire transfers in connection with withdrawals.

We are currently waiving the Annual Contract Fee if Purchase Payments less withdrawals equal or exceed $25,000. We reserve the right to change this practice in the future. We will give at least 30 days notice.

We reserve the right to increase the current base contract charges to a maximum annual rate of 0.75%. The expense numbers shown in the tables reflect the maximum base contract charges. The Contracts may provide for charges for transfers between the Divisions of the Separate Account and for premium taxes, but we are not presently assessing such charges.

The maximum charge is for issue age (i.e., the age nearest the primary Annuitant’s birthday at the time the application is approved) 56-65. The charge is 0.10% for issue age 45 or less and 0.20% for issue age 46-55. The “entire” enhanced death benefit on any Valuation Date equals the greatest of (i) the Contract Value on that Valuation Date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract Value withdrawn since that Contract anniversary. The EDB is available only at the time the Contract is issued. At the time of issue, the value of the EDB would be equal to the greater of the initial Purchase Payment or the Contract Value.
Annual Portfolio Operating Expenses
The table below shows the minimum and maximum total operating expenses of the Portfolios that you may pay periodically during the time that you own the Contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the Portfolios available under the Contract, including their annual expenses, may be found at the back of this document (i.e., Appendix A: Investment Options Available Under the Contract).
	Minimum	Maximum
Annual Portfolio Operating Expenses (expenses deducted from Portfolio assets, including management fees, distribution (12b-1) fees, and other expenses as a percentage of average Portfolio assets)	0.14%	2.50%
Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement*	0.14%	2.45%
*
The “Annual Portfolio Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the minimum and maximum fees and expenses as of December 31, 2025 charged by all of the Portfolios after taking into account contractual fee waiver or reimbursement arrangements in place. Those contractual arrangements are designed to reduce total Annual Portfolio Operating Expenses and will continue for at least one year from the date of this prospectus.
For more information about voluntary fee waivers that may be in place, see the “Charges” section.
Account C (Network Edition) Prospectus

Examples1
The following Examples are intended to help you compare the cost of investing in the Variable Options with the cost of investing in other annuity contracts that offer variable options. These costs include Contract Owner transaction expenses, annual Contract expenses, and annual Portfolio expenses.
Because we impose no charges upon surrender or annuitization, your costs will be the same whether you continue to own, surrender, or annuitize the Contract at the end of the period shown. The Examples assume all Contract value is allocated to the Variable Options.
The Examples assume that you invest $100,000 in the Variable Options for the time periods indicated and that your investment has a 5% return each year. The Examples reflect the maximum expenses of the underlying Portfolios (as set forth above) as well as the Optional Enhanced Death Benefit Maximum Charge. Although your actual costs may be higher or lower than those shown below, based on these assumptions, your costs would be as follows:
Contract With the Enhanced Death Benefit
	1 year	3 years	5 years	10 years
If you surrender your Contract at the end of the applicable time period:	$3,636	$11,160	$18,887	$39,131
If you annuitize at the end of the applicable time period:	$3,636	$11,160	$18,887	$39,131
If you do not surrender your Contract:	$3,636	$11,160	$18,887	$39,131
1 The charge for the EDB above was determined by multiplying the maximum EDB percentage charge (0.40%) by the entire EDB. The EDB amounts assumed for purposes of this example are equal to the Contract Value at each anniversary. Such hypothetical amounts are for illustrative purposes only. The $30 annual Contract fee is reflected as 0.00% based on the annual Contract fees collected divided by the average assets attributable to the Contracts for the fiscal year ended December 31, 2025.
Please remember that the examples are simply illustrations and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown in the examples. Similarly, your rate of return may be more or less than the 5% assumed in the examples.
Principal Risks
Market Risk You can lose money by investing in the Contract.  The value of your investment and any returns will depend on the performance of the investment options (Portfolios) available under the Contract, and each Portfolio (including any fixed account investment options) will have its own unique risks.  You bear the risk of any decline in your Contract Value resulting from poor performance. The investment risks are described in the prospectuses for each Portfolio.
Early Withdrawal Risk The Contract is not a short-term investment and is not appropriate for you if you need ready access to cash. It is intended for retirement and long-term savings. Your Contract Value will be reduced if you withdraw money and withdrawals may be subject to income taxes and tax penalties or other unfavorable treatment. Your Contract has also adopted measures to deter short-term trading that may trigger additional restrictions.
Contract Benefits Risk Optional benefits may be subject to additional charges that may vary by issue age, are not available for all issue ages, must be elected at issue and cannot be added once it is removed or expires. Early withdrawals of the accumulation value of your Contract may reduce the value of the benefit and may limit investment performance. Additionally, withdrawals of the entire value of the Contract may terminate the Contract. A partial surrender or withdrawal may result in a reduction of the Benefit that is greater than the amount of the withdrawal or partial surrender.
Insurance Company Risks Investment in the Contract is subject to the risks related to the depositor (Northwestern Mutual), and any obligations , guarantees, or benefits are subject to the claims-paying ability of Northwestern Mutual. More information about Northwestern Mutual, including its financial strength ratings, is available upon request by calling (888) 455-2232.
Contract Changes Risk We reserve the right to remove or substitute investment options, stop accepting additional purchase payments, and impose investment restrictions or limitations on transfers. Certain optional benefits limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future. We may discontinue or modify certain services at any time. We may stop offering an optional benefit at any time for new sales. In the future, we may increase current charges under the Contract up to the guaranteed maximum.
Account C (Network Edition) Prospectus

Cybersecurity & Certain Business Continuity Risks The Company has administrative, technical and physical safeguards in place with respect to information security, nevertheless, our variable product business is potentially susceptible to operational and information security risks resulting from a cyber-attack as it is highly dependent upon the effective operation of our computer systems and those of our business partners. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your Contract to lose value. The risk of cyber-attacks may be higher during periods of geopolitical turmoil (such as the Russian invasion of Ukraine and the responses by the United States and other governments). There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.
Other disruptive events, including (but not limited to) natural or man-made disasters and public health crises or pandemics (such as COVID-19), may also adversely affect our ability to conduct business, including if our employees or the employees of intermediaries or other affiliated or third-party service providers are unable to perform their responsibilities as a result of any such event. Such disruptions to our business operations can interfere with issuance or our processing of transactions (including the processing of orders through our website or with the Portfolios), may interfere with our ability to receive, pick up and process mail and messages, impact our ability to calculate values, or cause other operational or system issues. Furthermore, these disruptions may persist even if our employees or the employees of intermediaries or other affiliate or third-party service providers are able to work remotely. These events may also impact the issuers of securities in which the Portfolios invest, which may cause the Portfolios to lose value. There can be no assurance that the Company, the Portfolios or our service providers will avoid losses affecting your Contract due to a disaster or other catastrophe.
The Company
The Northwestern Mutual Life Insurance Company, or through its subsidiaries and affiliates, offers insurance products, investment products, and advisory services which are designed to address clients’ needs for financial security and protection, wealth accumulation and distribution, and estate preservation. Organized by a special act of the Wisconsin Legislature in 1857, the Company is licensed to conduct a conventional life insurance business in the District of Columbia and in all states of the United States. The Company’s total assets were over $399 billion as of December 31, 2025. The Home Office of Northwestern Mutual is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
In addition to your fixed account allocations, General Account assets are used to guarantee the payment of the benefits under the Contract, including death benefits. The Company is obligated to pay any amounts promised to investors under the Contract, subject to its financial strength and claims-paying ability. To the extent that we are required to pay you amounts in addition to your Contract Value under these benefits, such amounts will come from General Account assets. Thus, Contract Owners must look to the strength of the Company and its General Account with regard to insurance contract guarantees. You should also be aware that the General Account is exposed to the risks normally associated with the operation of a life insurance company, including insurance pricing, asset liability management and interest rate risk, operational risks, and the investment risks of a portfolio of securities that consists largely, though not exclusively, of fixed-income securities. Some of the risks associated with such a portfolio include interest rate, option, liquidity, and credit risk. The financial statements contained in the Statement of Additional Information include a further discussion of risks inherent within the General Account investments. The assets in the General Account are subject to the claims of the Company’s general creditors.
We are relying on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 (the “1934 Act”). In reliance on that exemption, we do not file periodic and current reports that we would be otherwise required to file pursuant to Section 15(d) of the 1934 Act.
Account C (Network Edition) Prospectus

The Separate Account
We established the NML Variable Annuity Account C (the “Separate Account”) on July 22, 1970 by action of our Board of Trustees in accordance with the provisions of the Wisconsin insurance law. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the 1940 Act.
You may allocate the money you invest under your Contract among the Divisions each of which corresponds to one of the Portfolios of the Funds. The Divisions and Portfolios are described elsewhere in this prospectus. Under Wisconsin law, the investment operations of the Separate Account are kept separate from our other operations. The values for your Contract supported by the Separate Account will not be affected by income, gains, or losses from the rest of our business. The income, gains or losses, realized or unrealized, for the assets we place in the Separate Account for your Contract will determine the value of your Contract benefits supported by the Separate Account, and will not affect the rest of our business. The assets in the Separate Account are reserved for you and other owners of variable annuity contracts, although the assets belong to us and we do not hold the assets as a trustee. The Separate Account’s assets may not be used to pay any liabilities of the Company other than those arising from the Contract (or other contracts issued by the Company that are funded by the Separate Account). While we and our creditors cannot reach the assets of the Separate Account to satisfy other obligations until our obligations under your Contract have been satisfied, all of our assets (except those we hold in certain other separate accounts) are available to satisfy our obligations under your Contract. The obligations under the variable annuity contracts are obligations of the Company as depositor.
When permitted by law and subject to any required regulatory approvals or votes by Contract Owners, we reserve the right to:
●
Operate the Separate Account or a Division as either a unit investment trust or a management company under the 1940 Act, or in any other form allowed by law, if deemed by the Company to be in the best interest of Contract Owners.
●
Invest current and future assets of a Division in securities of another Portfolio as a substitute for shares of a Portfolio (or another share class of an existing Portfolio) already purchased or to be purchased.
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Register or deregister the Separate Account under the 1940 Act or change its classification under that Act.
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Create new separate accounts.
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Combine the Separate Account with any other separate account.
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Transfer the assets and liabilities of the Separate Account to another separate account.
●
Transfer cash from time to time between the Company’s General Account and the Separate Account as deemed necessary or appropriate and consistent with the terms of the Contracts, including but not limited to transfers for the deduction of charges and in support of payment options.
●
On behalf of the Company, transfer assets of the Separate Account in excess of reserve requirements (only for accrued fees and charges or any seed capital) applicable to Contracts supported by the Separate Account to the Company’s General Account.
●
Add, delete, or make changes to the securities and other assets that are held or purchased by the Separate Account.
●
Terminate and/or liquidate the Separate Account.
●
Restrict or eliminate any voting rights of Contract Owners or other persons who have voting rights as to the Separate Account.
●
Make any changes to the Separate Account to conform with, or required by any change in, federal tax law, the 1940 Act and regulations promulgated thereunder, or any other applicable federal or state laws.
In the event that we take any of these actions, we may make an appropriate endorsement of your Contract and take other actions to carry out what we have done.
The Investment Options
The Contract makes available a variety of variable investment options. The Company does not endorse or recommend any particular option nor does it provide investment advice. You are responsible for choosing your investment options and the amounts you allocate to each based on your individual situation and your personal savings goals and risk tolerances. After your
Account C (Network Edition) Prospectus

initial investment decision, you should monitor your investments and periodically review the options you select and the amount allocated to each option to ensure your decisions continue to be appropriate. The amounts invested in the variable options are not guaranteed, and because both your principal and any return on your investment are subject to market risk, you can lose money.
Each Division of the Separate Account represents an investment option and its assets are invested in a corresponding Portfolio that is a series of one of the following mutual fund families: Northwestern Mutual Series Fund, Inc.; American Funds Insurance Series®; BlackRock Variable Series Funds; Cantor Fitzgerald Variable Insurance Trust; Columbia Funds Variable Insurance Trust; Fidelity® Variable Insurance Products; John Hancock Variable Insurance Trust; Neuberger Berman Advisers Management Trust; and Russell Investment Funds. The Separate Account buys shares of the Portfolios at their respective net asset values without sales charge. The Portfolios are available for investment only by separate accounts supporting variable insurance products and are not publicly traded. Their performance can differ substantially from publicly traded mutual funds with similar names. The specific Portfolios available under your Contract may change from time to time, and not all Portfolios in which assets of the Separate Account are invested may be available under your Contract. Your ability to invest in a Portfolio may be affected by the actions of such Portfolio, such as when a Portfolio closes.
You may choose to allocate the Accumulation Value of your Contract among the Divisions of the Separate Account and you may, subject to certain conditions, transfer values from one Division to another. Amounts you allocate among the Divisions may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the corresponding Portfolio. There is a risk of loss of the entire amount invested.
There can be no assurance that the Portfolios will realize their objectives. You can find more detailed information about each Portfolio, including its (i) name, (ii) type or investment objective(s), (iii) investment adviser or any investment sub-adviser, (iv) current expenses, and (v) performance, in Appendix A to this prospectus. Read the Portfolio prospectuses carefully before investing. You can find these documents online at www.nmprospectus.com, by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com. Note: A summary prospectus for a Portfolio contains information on its first page about how to obtain a copy of the full Portfolio statutory prospectus. You can also visit www.nmprospectus.com to obtain these documents.
Payments We Receive The Contract makes available both proprietary and non-proprietary Portfolios. The Northwestern Mutual Series Fund, Inc. is a proprietary Fund that has been included in part because it is managed by a subsidiary of the Company. For non-proprietary Portfolios offered through this Contract, we consider during the selection process whether the Portfolio’s investment adviser or an affiliate will make payments to us or our affiliates. Other factors we consider during the selection process include asset class coverage, management style, sector coverage, the strength of the investment adviser’s or sub-advisers’ reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new premiums and/or transfers of Contract Value if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Owners.
We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Contract Value of your Contract resulting from the performance of the Portfolio you have chosen.
Owners, through their indirect investment in the Portfolios, bear the costs of the investment advisory or management fees that the Portfolios pay to their respective investment advisors (see the Portfolios’ prospectuses for more information). As described above, an investment adviser of a Portfolio, or its affiliates, may make payments to the Company and/or certain of our affiliates. However, the amount of such payments is not determinative as to whether a Portfolio is offered through the Contract. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. The amount of the compensation is based on a percentage of assets of the Portfolios attributable to the Contracts and certain other variable insurance products that the Company issues. The percentages differ and some investment advisers (or other affiliates) may pay more than others. The percentages currently range up to 0.25%. These payments are made for various purposes, including payment of services incurred by the Company and/or its affiliates in promoting and marketing the Contracts and Portfolios. The Company and its affiliates may profit from these payments.
While not currently the case, certain Portfolios available under the Contract may adopt a Distribution (and/or Shareholder Servicing) Plan under Rule 12b-1 of the 1940 Act, which is described in more detail in the Portfolios’ prospectuses. These payments, which may be up to 0.25%, would be deducted from assets of the Portfolios and are paid to our distributor, Northwestern Mutual Investment Services, LLC. These payments would decrease such Portfolio’s investment return. We consider receipt of these payments when deciding whether to offer a Portfolio.
Additionally, an investment adviser of a Portfolio or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment adviser (or its affiliate) with increased access to persons involved in the distribution of the Contracts.
Account C (Network Edition) Prospectus

Transfers Between Divisions The short term and excessive trading limitations described below and any frequent trading policies adopted by the Funds that are described in their prospectuses, you may change the allocation of Purchase Payments among the Divisions and transfer values from one Division to another both before and after Annuity Payments begin. In order to take full advantage of these features you should carefully consider, on a continuing basis, which investment options are best suited to your long-term investment needs. See “Owner Inquiries and Instructions” for more information on how you may change the allocation of Accumulation or Annuity Units among the Divisions.
We will make the transfer based upon the next valuation of Accumulation or Annuity Units in the affected Divisions after our receipt of your request for transfer at our Home Office, provided it is in good order. If we receive your request for transfer before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time), your request will receive same-day pricing. If we receive your request for transfer on or after the close of trading on the NYSE, we will process the order using the value of the units in the Divisions determined at the close of the next regular trading session of the NYSE. We will adjust the number of such units to be credited to reflect the respective value of the units in each of the Divisions. The minimum amount of Accumulation Units which may be transferred is the lesser of $100 or the entire value of the Accumulation Units in the Division from which the transfer is being made. There is no minimum transfer amount for Annuity Units.
Short Term and Excessive Trading Short term and excessive trading (sometimes referred to as “market timing”) may present risks to a Portfolio’s long-term investors such as Owners and other persons who may have material rights under the Contract (e.g., beneficiaries) because it can, among other things, disrupt Portfolio investment strategies, increase Portfolio transaction and administrative costs, require higher than normal levels of cash reserves to fund unusually large or unexpected redemptions, and adversely affect investment performance. These risks may be greater for Portfolios that invest in securities that may be more vulnerable to arbitrage trading including foreign securities and thinly traded securities, such as small cap stocks and non-investment grade bonds. These types of trading activities also may dilute the value of long-term investors’ interests in a Portfolio if it calculates its net asset value using closing prices that are no longer accurate. Accordingly, we discourage market timing activities.
To deter short term and excessive trading, we have adopted and implemented policies and procedures which are designed to control abusive trading practices. We seek to apply these policies and procedures uniformly to all Contract Owners, except to the extent we are prevented from doing so under applicable or federal law or regulations. Any exceptions must be either expressly permitted by our policies and procedures or subject to an approval process described in them. We may also be prevented from uniformly applying these policies and procedures under applicable state or federal law or regulation. Because exceptions are permitted, it is possible that investors may be treated differently and, as a result, some may be allowed to engage in trading activity that might be viewed as market timing.
Among the steps we have taken to reduce the frequency and effect of these practices are monitoring trading activity and imposing trading restrictions including the prohibition of more than twelve transfers among Divisions under a single Contract during a Contract year. Multiple transfers with the same effective date made by the same Owner will be counted as a single transfer for purposes of applying the twelve transfer limitation. Further, an investor who is identified as having made a transfer in and out of the same Division, excluding the Government Money Market Division, (“round trip transfer”) in an amount in excess of $10,000 within fourteen calendar days will be restricted from making additional transfers if a total of three round trips are made within that same Contract year or two round trip transfers are made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. An investor who is identified as having made one round trip transfer within thirty calendar days aggregating more than one percent (1%) of the total assets of the Portfolio underlying a Division, excluding the Government Money Market Division and the Divisions corresponding to the Portfolios of the Russell Investment Funds LifePoints® Variable Target Portfolio Series, will be restricted from making additional transfers if a total of two round trips are made within that same Contract year or one round trip transfer is made within any subsequent year. The restriction will last until the next Contract anniversary date and the Contract Owner will be sent a letter informing him or her of the restriction. Unless we believe your trading behavior to be inconsistent with these short-term and excessive trading policies, these limitations will not apply to automatic asset transfers, scheduled or systematic transactions involving portfolio rebalancing, dollar cost averaging, interest sweeps, or to initial allocations or changes in future allocations, to the extent these features are available in your Contract. Once a Contract is restricted, we will allow one additional transfer into the Government Money Market Division until the next Contract anniversary. Additionally, in accordance with our procedures, we may modify some of these limitations to allow for transfers that would not count against the total transfer limit but only as necessary to alleviate any potential hardships to Owners (e.g., in situations involving a substitution of an underlying fund).
We may change these policies and procedures from time to time in our sole discretion without notice; provided, however, Contract Owners will be given advance, written notice if the policies and procedures are revised to accommodate market timing. Additionally, the Funds may have their own policies and procedures described in their prospectuses that are designed to limit or restrict frequent trading. Such policies may be different from our policies and procedures, and may be more or less restrictive. As the Funds may accept purchase payments from other investors, including other insurance company separate accounts on behalf of their variable product customers and retirement plans, we cannot guarantee that Funds will not be harmed by any abusive market timing activity relating to the retirement plans and/or other insurance companies that may invest in the Funds.
Account C (Network Edition) Prospectus

Such policies and procedures may provide for the imposition of a redemption fee and may require us to provide transaction information to the Fund (including an Owner’s tax identification number) and to restrict or prohibit transfers and other transactions that involve the purchase of shares of a Portfolio(s). In the event a Fund instructs us to restrict or prohibit transfers or other transactions involving shares of a Portfolio, you may not be able to make additional purchases in an investment option until the restriction or prohibition ends. If you submit a request that includes a purchase or transfer into such a restricted investment option, we will consider the request “not in good order” and it will not be processed. You may, however, submit a new transfer request.
If we believe your trading activity is in violation of, or inconsistent with, our policies and procedures or otherwise is potentially disruptive to the interests of other investors, you may be asked to stop such activities and future investments, and allocations or transfers by you may be rejected without prior notice. Because we retain discretion to determine what action is appropriate in a given situation, investors may be treated differently and some may be allowed to engage in activities that might be viewed as market timing.
We intend to monitor events and the effectiveness of our policies and procedures in order to identify whether instances of potentially abusive trading practices are occurring. However, we may not be able to identify all instances of abusive trading practices, nor completely eliminate the possibility of such activities, and there may be technological limitations on our ability to impose restrictions on the trading practices of Contract Owners. We may be unable to monitor trading activity by individual participants in omnibus accounts established under group annuity contracts.
The Contract
Generally The Contract is intended for retirement and long-term savings. The Contract provides for a death benefit during the years when funds are being accumulated and for a variety of income options following retirement. During the years when funds are being paid into your Contract, known as the accumulation phase, the earnings accumulate on a tax-deferred basis. Generally, distributions are subject to tax as ordinary income if you make a withdrawal. The annuitization phase begins when you start receiving Annuity Payments under your Contract. Monthly Annuity Payments begin on the date you select. The amount you accumulate under your Contract, including the results of investment performance, will determine the amount of your monthly Annuity Payments. If, however, the Contract is owned by a non-natural person (e.g., a corporation or a trust), the tax deferral on earnings may be lost. While there are exceptions for certain employee benefit plans, any income on a Contract owned by a non-natural person will generally be treated as ordinary income subject to annual taxation.
Eligible Purchasers Pursuant to a determination of eligibility by an officer of Northwestern Mutual Investment Services, LLC (“NMIS”), principal underwriter and distributor of the Contract, or by his or her designee, Contracts may be sold to current or retired registered representatives of NMIS, immediate family members of such registered representatives, a family trust in the name of such a registered representative, or individuals directly employed by current representatives (“Eligible Persons”). For this purpose, “immediate family” means (a) current spouses (or spousal equivalents if recognized under local law), or (b) parents and children (under age 21), including parents and children in adoptive and current step relationships. After a Contract is purchased, additional investments can be made for the life of the Contract regardless of the eligibility status of the purchaser.
Free Look If you change your mind about owning this Contract, you can cancel it within ten days after you receive it (or whatever period is required under applicable state law). There is no charge for our expenses but the amount you receive may be more or less than what you paid, based on actual investment experience following the date we received your purchase payment. We will refund the sum of (a) the value of the Accumulation Units of the Separate Account on the effective day of the return plus (b) any amount deducted from the portion of the Purchase Payments applied to the Separate Account. In the event applicable state law requires us to return the greater of your Contract value or your purchase payment, we will do so. All material state variations are described in Appendix B.
Contract Values The value of your Contract on any Valuation Date is the sum of all your amounts held in the Divisions of the Separate Account on that Valuation Date. We use the “net investment factor” as a way to calculate the investment performance of a Division from valuation period to valuation period. For each Division, the net investment factor shows the investment performance of the underlying mutual fund Portfolio in which a particular Division invests, including the charges assessed against that Division for a given valuation period. The Portfolios will distribute investment income and realized capital gains to the Divisions, which we will reinvest in additional shares of those same Portfolios. Unrealized capital gains and realized and unrealized capital losses will be reflected by changes in the value of the shares held by the Division. We will notify you, if, before the Maturity Date no Purchase Payments have been received under the Contract for a period of two full years and both the Contract Value and the total Purchase Payments paid (less amounts withdrawn) are each less than $2,000. If you are unable to increase the Contract Value or the total Purchase Payments paid to $2,000 within 30 days after we notify you, we may surrender your Contract for its Contract Value (i.e., with no withdrawal charge) in accordance with applicable state law, provided such surrender does not affect or terminate any other benefits or riders provided or elected under the Contract.
Account C (Network Edition) Prospectus

Purchase Payments Under the Contract
Frequency and Amount A Purchase Payment is the money you give us to apply to your Contract. You may make Purchase Payments monthly, quarterly, semiannually, annually, or on any other frequency acceptable to us. The minimum initial Purchase Payment is $10,000. The minimum amount for each subsequent Purchase Payment is $25, although we may accept lower amounts in certain circumstances. We will accept larger Purchase Payments than the minimums, but total Purchase Payments under any Contract may not exceed $5,000,000 without our consent.
In certain situations, we may, in our discretion, reduce or waive our minimum purchase payment requirements. For example, we may reduce the minimum initial purchase amount from $10,000 to no less than $5,000 provided you elect on your application to make additional subsequent Purchase Payments such that the total Purchase Payments you make on or before the first anniversary date of your Contract equal or exceed $10,000. Also, when initial Purchase Payments representing proceeds from annuity exchanges are determined to satisfy the Contract minimum based on values at the time you sign your application, but the amount subsequently received by us is less than the required minimum due to market value fluctuations and sales or administrative fees charged in connection with the exchange, we may reduce the required minimum by the sum of any such depreciation and fees.
Application of Purchase Payments We credit Net Purchase Payments to the variable options as you direct, and invest those assets in shares of those Portfolios that correspond to the applicable Divisions; the term “Accumulation Units” describes the value of this interest in the Separate Account.
Initial Net Purchase Payments allocated to a Division will be priced at the Accumulation Unit Value determined no later than two Valuation Dates after we receive at our Home Office or a lockbox facility we have designated both your initial Purchase Payment and your application in good order. “Good order” means that the application is complete and accurate and all applicable requirements are satisfied. If your application is not in good order, we may take up to five Valuation Dates to resolve the problem. If we are unable to resolve the problem within that time, we will notify you in writing of the reasons for the delay. If you revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your payment. Otherwise, the number of Accumulation Units you receive for your initial Net Purchase Payment will be determined based upon the valuation of the assets of that Division we make not later than two Valuation Dates following the date on which the problem is resolved and your application is put into good order. Although we do not anticipate delays in our receipt and processing of applications or Purchase Payment requests, we may experience such delays to the extent applications and Purchase Payments are not forwarded to our Home Office in a timely manner. Such delays could result in delays in the issuance of Contracts and the allocation of Purchase Payments under existing Contracts.
Subsequent Net Purchase Payments will be priced based on the next determined Accumulation Unit Value after the payment is received in good order either at the Home Office or a lockbox facility we have designated. The number of Accumulation Units credited to a Contract is determined by dividing the Net Purchase Payments by the value of the Accumulation Unit on the effective date. This number of Accumulation Units will not be changed by any subsequent change in the dollar value of the Accumulation Units.
We deem receipt of a Purchase Payment to occur on a given Valuation Date if receipt occurs before the close of trading on the NYSE (typically, 4:00 p.m. Eastern Time). If receipt occurs on or after the close of trading on the NYSE, we deem receipt to occur on the following Valuation Date. You may send Purchase Payments to our Home Office or to a payment center designated by us. All payments must be made in U.S. Dollars payable through a U.S. financial institution. We accept Purchase Payments by check or electronic funds transfer (“EFT”). We do not accept third-party checks at the Home Office as part of the initial Purchase Payment. We generally will not accept cash, money orders, traveler’s checks, or “starter” checks; however, in limited circumstances, we may accept some cash equivalents in accord with our anti-money laundering procedures. If you make a Purchase Payment with a check or bank draft and, for whatever reason, it is later returned unpaid or uncollected, or if a Purchase Payment by EFT is reversed, we reserve the right to reverse the transaction. We also reserve the right to recover any resulting losses incurred by us by withdrawing a sufficient amount of Contract Value. We may reject any application or Purchase Payment for any reason permitted by law. We may also be required to provide additional information about you and your account to government regulators.
The value of an Accumulation Unit in each Division varies with the investment experience of the Division (which in turn is determined by the investment experience of the corresponding Portfolio). We determine the value by multiplying the value on the immediately preceding valuation date by the net investment factor for the Division. The net investment factor takes into account the investment experience of the Portfolio, the deduction for mortality and expense risks we have assumed, and a deduction for any applicable taxes or for any expenses resulting from a substitution of securities. Since you bear the investment risk, there is no guarantee as to the aggregate value of your Accumulation Units. That value may be less than, equal to, or more than the cumulative net purchase payments you have made.
Account C (Network Edition) Prospectus

Maturity Date Under Contracts currently offered, Purchase Payments may be made until the Maturity Date stated on the Contract’s specifications page, or until Annuity Payments begin, whichever is earlier. Distributions may be required before the Maturity Date. (See “Taxation of Contract Benefits.”) Any death benefit you elect will automatically terminate upon annuitization, which will occur no later than the contract’s maturity date (i.e., the date upon which you must either annuitize or take a lump sum).
Access to Your Money
Withdrawals Contract Owners may withdraw some or all of the Accumulation Unit Value of their Contract at any time before the Maturity Date. We may require that a Contract Value of at least $2,000 remain after a partial withdrawal. You may instruct us how to allocate your partial withdrawal request among your investments in the Divisions . If no direction is received, your withdrawal will be deducted proportionately from each of your investments.
Withdrawals may also be made after the Maturity Date. If Annuity Payments are being made under variable income plan 1 (Period Certain), the payee may surrender the Contract and receive the value of the Annuity Units credited to his or her Contract. If Annuity Payments are being made under variable income plan 2 (Single Life Income with or without Period Certain) and the payee dies during the Period Certain (or if both payees die during the Period Certain of variable income plan 3 (Joint and Survivor Life Income with Period Certain)), the beneficiary may surrender the Contract and receive the withdrawal value of the unpaid payments for the Period Certain. The withdrawal value is based on the Annuity Unit value on the withdrawal date, with the unpaid payments discounted at the Assumed Investment Rate. (See “Description of Variable Income Plans”.)
We may accept withdrawal or full surrender requests (including, but not limited to exchanges reported under IRC §1035 and direct trustee to trustee transfers) in writing or by telephone, subject to our administrative procedures, which may include the proper completion of certain forms, the provision of appropriate identifying information, and other administrative requirements. Full surrenders may require a signed form. Withdrawal requests may be submitted on properly completed Northwestern Mutual forms or an electronic order ticket. See “Owner Inquiries and Instructions” for more information. Improperly submitted and incomplete forms will not be considered to be in good order and will not be processed. We will process your request at the accumulation value next determined only after our receipt of your request in good order, which includes satisfaction of all our administrative requirements. Subject to our administrative procedures and our approval, you may request that a withdrawal be processed (or that an Income Plan start) on a future date you specify. Otherwise, we will pay the amount of any withdrawal from the Separate Account within seven days (or earlier, if required under applicable state law) after we receive the request in good order unless the suspension of payments or transfers provision is in effect. You may revoke a request for withdrawal on a specified future date any time prior to such future date. Subject to our rules, requirements, and availability, your Financial Representative may provide us with instructions on your behalf involving the frequency, amount, and destination of partial and complete withdrawals made under your Contract.
If mandated under applicable law, we may be required to block an Owner’s account and thereby refuse to pay any requests for transfer, partial withdrawal, surrender or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about an Owner and an Owner’s account to government regulators.
In reliance on relief from the SEC staff (“SEC Relief”), we may temporarily delay the payment of proceeds from a surrender or withdrawal attributable to the Divisions if we reasonably believe that financial exploitation of an Owner, who is (i) age 65 or older, or (ii) age 18 or older who we reasonably believe has a mental or physical impairment that renders them unable to protect their own interests, has occurred, is occurring, has been attempted, or will be attempted. Subject to the conditions of the SEC Relief, payment of the proceeds may be delayed for up to 55 Valuation Dates. During the period of any such payment delay, the proceeds will be held in the Division of the Separate Account that invests in the Government Money Market Portfolio as we investigate and work with appropriate regulatory and other lawful authorities to resolve the matter. No later than two Valuation Dates after the temporary hold has been imposed, we will provide oral or written notice of the temporary hold and the reason for the temporary hold to the Owner, a trusted contact person the Owner previously identified to us and any other person(s) eligible to submit orders related to the Contract, unless we suspect that other person(s) of having engaged in, engaging in, having attempted or attempting financial exploitation of the Owner.
Benefits Provided Under the Contracts
Subject to the restrictions noted below, we will pay the death benefit of a Contract in a lump sum or under the Income Plans described below. We reserve the right to defer determination of the withdrawal value of the Contracts, or the payment of benefits under a variable income plan, until after the end of any period during which the right to redeem shares of a Portfolio is suspended, or payment of the redemption value is postponed pursuant to the provisions of the 1940 Act because of one or more of the following: (a) the NYSE is closed, except for routine closings on holidays or weekends; (b) the SEC has determined that trading on the NYSE is restricted; (c) the SEC permits suspension or postponement and so orders; (d) an emergency exists, as defined by the SEC, so that valuation of the assets of the Funds or disposal of securities they hold is not reasonably practical;
Account C (Network Edition) Prospectus

or (e) such suspension or postponement is otherwise permitted by the 1940 Act. If, under SEC rules, the Government Money Market Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, we will delay payment of any transfer, partial surrender, surrender or death benefit from the Government Money Market Division until the Portfolio is liquidated.
Benefits Available Under the Contract
The following table summarizes information about a variety of standard and optional benefits available under the Contract. If applicable, information about the fees associated with a benefit included in the table may be found in the Fees and Expense Tables.
Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Standard Death Benefit	The Contract provides a death benefit to be paid under a lump sum, fixed or variable income plans or continued in force as a new contract for the payee(s)	Standard	No Charge
●Only payable if the Annuitant dies
before the Maturity Date
●Income Plans have their own
payout benefit rules at death (see
below)
●Is reduced for withdrawals, such as
withdrawals from Contract Value to
cover the advisory fee
●If payee elects to continue the
contract in force, additional
restrictions may apply

Enhanced Death Benefit	An optional enhanced death benefit is available that allows the owner to annually “lock in” certain increases in Contract Value	Optional	0.40%[1]
●Not available for all issue ages and
enhanced death benefit
adjustments are limited by the
primary Annuitant’s age
●Must be elected at issue
●Cannot be added once terminated
●There is a charge for this benefit

Income Plans	Annuity Payments and death benefit payments are payable under various income plans on a variable or fixed basis	Standard	No charge[2]
●Plans for Annuity Payments for a
specified period are not available
for Contracts issued after
May 1, 2013
●Variable income plans are subject
to some Contract charges (as well
as expenses of the underlying
Portfolios) and are subject to
market risk
●Fixed income plans are funded
through withdrawals from the
Separate Account
●Transfers between Income Plans
are only allowed under limited
circumstances

Automatic Dollar Cost Averaging	On a periodic basis, automatically transfers a specific amount from the Government Money Market Division into other Divisions you selected	Standard	No charge	●Cannot use with portfolio rebalancing
Systematic Withdrawal Plan	Allows for monthly payments drawn from your investment options during the accumulation phase either proportionately from your investment options or from specific investment options	Standard	No charge	●Cannot use with dollar cost averaging
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Name of Benefit	Purpose	Is Benefit Standard or Optional	Maximum Fee	Brief Description of Limitations/ Restrictions
Portfolio Rebalancing	Automatically rebalances the Divisions you select (either monthly, quarterly, semi- annually or annually) to maintain your chosen mix of Divisions	Standard	No charge	●Ordinarily ends upon transfers from applicable Divisions ●Cannot use with dollar cost averaging

1
The annual charge for the Optional Enhanced Death Benefit is expressed as a percentage of the entire benefit and varies by issue age.
2
Variable income plans continue to be assessed Base Contract Charges.
Death Benefit
How Much is the Death Benefit?  The amount of the Death Benefit depends in part on when the Annuitant dies. (Remember that the Annuitant is the person upon whose life the Contract is issued.)
●
If an Annuitant dies before the Contract’s Maturity Date—and on or after his or her 75th birthday—the Death Benefit will equal the Contract Value (determined as described below).
●
If an Annuitant dies after the Contract’s Maturity Date (which is stated on the specifications page of the Contract), or any time after Annuity Payments begin, no Death Benefit is payable. Income Plans have their own payout benefit rules at death. (See “Income Plans.”)
●
If an Annuitant dies before the Contract’s Maturity Date—and before his or her 75th birthday—the Death Benefit will equal the greater of the following:
●
the Contract Value (determined as described immediately below); or
●
the amount of Purchase Payments we received, less an adjustment for every withdrawal. (For each withdrawal, we reduce the minimum death benefit by the percentage of the Contract Value withdrawn.)
When is the Death Benefit Determined? In determining the amount of the Death Benefit, the Contract Value is determined as of the date we receive proof of the Annuitant’s death at our Home Office. If we receive proof of death before the close of trading for the NYSE (typically, 4:00 p.m. Eastern Time), we will determine the Contract Value based on the value of the units in the Divisions determined at the close of that day’s trading session. If, however, we receive proof of death on or after the close of NYSE trading, we will determine the Contract Value based on the value of the units in the Divisions determined at the close of the next NYSE trading session.
Guaranteed Minimum Death Benefit Examples
Set forth below are two numerical examples illustrating the effect of a withdrawal from the contract upon the minimum death benefit. The first example shows a hypothetical increase in Contract Value and a hypothetical withdrawal amount; the second shows a hypothetical decrease in Contract Value and a different hypothetical withdrawal amount (this method of calculating reductions has a greater effect on withdrawals when the death benefit exceeds the Contract Value):
	When Contract Value Exceeds Total Purchase Payments	When Contract Value is Less Than Total Purchase Payments
Total Purchase Payments	$50,000	$50,000
Guaranteed Minimum Death Benefit immediately before withdrawal	$50,000	$50,000
Contract Value at the time of withdrawal	$100,000	$40,000
Withdrawal Amount	$25,000	$10,000
Proportionate Adjustment for Withdrawal	($25,000/$100,000) x $50,000 = $12,500	($10,000/$40,000) x $50,000 = $12,500
Percentage Reduction in Death Benefit	25%	25%
Guaranteed Minimum Death Benefit immediately after the withdrawal	$50,000–$12,500 = $37,500	$50,000–$12,500 = $37,500
Example: John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and after his 75th birthday. Upon his death, the Company pays the Contract Value to his wife Jane, his designated beneficiary.
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John Doe was the Owner of a Contract. John dies before the Contract Maturity Date and before his 75th birthday. Upon his death, the Company pays the greater of the Contract Value or Purchase Payments less any adjustments for each withdrawal to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract. John dies after the Contract Maturity Date. Since the Contract has matured, no death benefits are payable through the Contract. If John settled the funds from the Contract to an Income Plan, a death benefit may be payable based on the Income Plan chosen.
An enhanced death benefit (“EDB”) is available at extra cost. The EDB allows an Owner to “lock in” increases in Contract Value as measured on each Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by the dollar amount of subsequent Purchase Payments and proportionally reduced for subsequent withdrawals, in determining the death benefit payable. The EDB also guarantees that the death benefit payable under the Contract will never be less than Purchase Payments made under the Contract (adjusted for any withdrawals). The EDB on any Valuation Date equals the greatest of (i) the Contract value on that date, (ii) the amount of Purchase Payments made under the Contract (adjusted for any withdrawals), or (iii) the EDB on the most recent Contract anniversary date prior to the Primary Annuitant’s 80th birthday, increased by any Purchase Payments we received since that Contract anniversary and decreased by the percentage of Contract value withdrawn since that Contract anniversary. We deduct the extra cost for the EDB from the Contract Value on each Contract anniversary while the EDB is in effect. (See “Enhanced Death Benefit Charge.”) The EDB is available through issue age 65 (i.e., the application must be approved no later than six months following the Primary Annuitant’s 65th birthday) and must be elected when the Contract is issued. The EDB will remain in effect until the Maturity Date or the death of the Primary Annuitant or if you ask us to remove it from your Contract. You cannot add it to your Contract again after it has been removed.
Example: John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date, after one year of owning the Contract and before his 80th birthday. Upon his death, the Company pays the greatest of the Contract Value, Purchase Payments less any adjustments for each withdrawal, or the EDB on the most recent anniversary plus payments and less any adjustments for withdrawals since the prior anniversary to his wife Jane, his designated beneficiary.
John Doe was the Owner of a Contract and had elected to add the optional enhanced death benefit (“EDB”) to his Contract for an additional charge. John dies before the Contract Maturity Date and after his 80th birthday. Upon his death, the Company pays the greater of the Contract Value or the EDB on the anniversary immediately prior to his 80th birthday plus payments and less any adjustments for withdrawals since that anniversary to his wife Jane, his designated beneficiary.
Enhanced Death Benefit Examples
Set forth below is a numerical example demonstrating the calculation of the enhanced death benefit (assuming an initial purchase payment of $100,000 with no subsequent purchase payments and no withdrawals):
Contract Anniversary	Contract Value	Enhanced Death Benefit
First	$120,000	$120,000
Second	$130,000	$130,000
Third	$110,000	$130,000
Set forth below is an example showing the calculation of both the death benefit and the enhanced death benefit for a contract with a subsequent purchase payment and a withdrawal (for illustrative purposes, the contract values are hypothetical and no annual fees are taken into account):
Date-Activity	Contract Value	Death Benefit	Enhanced Death Benefit
1/1/2024–$100,000 Initial Purchase Payment	$100,000 (immediately after Purchase Payment)	$100,000	$100,000
1/1/2025–$50,000 Purchase Payment	$120,000 (immediately before Purchase Payment)	$150,000 (i.e., the sum of the two Purchase Payments)	$170,000 (i.e., the highest anniversary account value plus the $50,000 Purchase Payment)
6/1/2025–$20,000 withdrawal	$125,000 (immediately before the withdrawal)	(1–$20,000/$125,000) x $150,000 = $126,000 (immediately after the withdrawal)	(1–$20,000/$125,000) x $170,000 = $142,800 (immediately after the withdrawal)
How is the Death Benefit Distributed? If the Owner is the Annuitant and dies before the Contract’s Maturity Date, the Beneficiary automatically becomes the new Owner and Annuitant and the ownership rights of any surviving joint owner are terminated unless the joint owner is also named as a Beneficiary. As a matter of current practice, the Contract continues in force, subject to limitations under federal and/or state law. (If there is more than one Beneficiary for a given Contract, each Beneficiary must make his or her own method of payment election.) If the Contract continues in force, we will set the Contract
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Value at an amount equal to the Death Benefit. If this results in an addition to the Contract Value, we will place the additional amount in the Government Money Market Division and the Beneficiary (now, the new Owner) may transfer it to the Divisions chosen by such Beneficiary/Owner. Pursuant to the terms of the Contract, the Contract Value will remain invested in the same investment options as those at the time of the Annuitant’s death until such time as the Beneficiary elects to transfer to different investment options or to make a withdrawal.
If the Owner is not the Annuitant and the Annuitant dies before the Maturity Date, the contingent Annuitant automatically becomes the new Annuitant and the Contract continues in force. If no contingent Annuitant is named within 60 days (or whatever period that may be required under applicable state law) after we receive proof of death of the Annuitant, the Death Benefit becomes payable to the Owner.
If an Owner is the Annuitant and, during his or her life, elected an Income Plan (see “Income Plans”) for a Beneficiary, Annuity Payments begin to such Beneficiary upon the death of the Owner, as described above. If the Owner did not elect an Income Plan for a Beneficiary, the Beneficiary may elect to:
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continue the Contract (as described above),
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receive the Death Benefit under an Income Plan, subject to limitations under federal and/or state law, or
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receive the Death Benefit as a lump sum check.
In any event, the Beneficiary must take distributions from the Contract pursuant to the applicable minimum distribution requirements. (See “Taxation of Contract Benefits.”) If no affirmative election is made, the Beneficiary will receive the Death Benefit as a lump sum check. Generally, amounts distributed as the Death Benefit are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.
Income Plans
Generally If you decide to begin receiving Annuity Payments from your Contract, you may choose either: (1) monthly payments for a specified period (guaranteed only for contracts issued before May 1, 2013), or (2) monthly payments for your life (assuming you are the Annuitant), and you may choose to have payments continue to your Beneficiary for the balance of 10 or 20 years if you die sooner, or (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. These Income Plans are available to you on a variable or fixed basis, or a combination thereof, depending on applicable state law. Your Contract may guarantee the right to other Income Plans, and we may offer other Income Plans from time to time from which you may choose when deciding to start receiving Annuity Payments. While no charges are assessed on fixed income plans, we will continue to assess Base Contract Charges on variable income plans. You will also continue to incur the fees and expenses of the underlying Portfolios in which you direct the assets supporting your Income Plan be invested. Fixed income plans describe in the Contract or otherwise offered by the Company include income plans with a guaranteed income amount or income amount that changes annually based on the company’s declared rate. If you select a fixed income plan, we will cancel any Accumulation Units credited to your Contract, transfer the withdrawal value of the Contract to our General Account, and you will no longer have any interest in the Separate Account.
A variable income plan means that the amount representing the actuarial liability under the variable income plan will continue to be invested in one or more of the investment choices you select. Transfers made between investment options during pay-out cannot: (1) exceed 12 transfers per year, (2) transfer into and then out of the same fund within 14 days, if the transfer is $10,000 or more, and (3) transfer into and then out of the same fund within 30 days, if the transfer is in excess of 1% of the underlying fund’s total assets. Your monthly Annuity Payments will vary up or down to reflect continuing investment performance. Under a variable income plan, you bear the entire investment risk, since we make no guarantees of investment return. Accordingly, there is no guarantee of the amount of the variable payments, and you must expect the amount of such payments to change from month to month. A fixed income plan, on the other hand, guarantees the amount you will receive each month. For a discussion of tax considerations and limitations regarding the election of Income Plans, see “Federal Income Taxes.”
The annuitization period begins when you start receiving a stream of periodic annuity payments under your Contract on the date you select. For Income Plans, the earliest possible annuity commencement date is immediately after we issue your Contract. The latest possible annuity commencement date is the Maturity Date (i.e., the date you must annuitize or take the lump sum). Under Contracts currently offered, on the Maturity Date, if you have not elected a permissible Income Plan (i.e., one offered by the Company for your Contract), we will change the Maturity Date to the Contract anniversary nearest the Annuitant’s 98th birthday (if the Maturity Date is not already such date) and, upon that Maturity Date, we will pay the Contract Value in monthly payments for life under a variable income plan with payments certain for ten years, using your investment choices then in effect.
Example: John Doe was the Owner of a Contract and had elected a single life income plan for a ten-year certain period. John dies before the ten-year certain period is over and his wife Jane, his beneficiary, continues to receive income payments for the remainder of the certain period. After the ten-year certain period, no income payments are payable to Jane, his beneficiary.
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Description of Variable Income Plans The following variable income plans are available:
1. Period Certain (sometimes referred to as Installment Income for a Specified Period). An annuity payable monthly for a specified period of 10 to 30 years during the first five Contract years and over a specified period of 5 to 30 years beginning with the sixth Contract year (guaranteed only for contracts issued before May 1, 2013).
2. Single Life Income with or without Period Certain (sometimes referred to as Single Life Income with or without Certain Period). An annuity payable monthly until the payee’s death, or until the expiration of a selected period certain, whichever is later. You may select a period certain of either 10 or 20 years, or you may choose a plan with no period certain. After the payee’s death, we will make any remaining guaranteed payments to the designated beneficiary. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
3. Joint and Survivor Life Income with Period Certain (sometimes referred to as Joint and Survivor Life Income with Certain Period). An annuity payable monthly for a period certain of 10 years and thereafter during the joint lifetime of two Joint Annuitants. On the death of either Joint Annuitant, payments continue for the remainder of the 10 years period certain or the remaining lifetime of the survivor, whichever is longer.
We may, subject to applicable state law, limit the election of a variable income plan to one that results in an initial payment of at least $20. A variable income plan will continue even if payments fall to less than $20 after the plan begins. From time to time we may establish variable income plan rates with greater actuarial value than those stated in the Contract and make them available at the time of settlement. We may also make available other plans, with provisions and rates we publish for those plans. Amounts (or portions thereof) payable under a variable income plan with a period certain may be redeemed after we have a request for redemption in good order at the Home Office. Where no period certain was selected and the Income Plan beneficiary dies before the first scheduled payment, then no payments will be paid.
After the effective date of an Income Plan which does not involve a life contingency (i.e., Plan 1), a payee may transfer to either form of life annuity (i.e., Plans 2 or 3) at no charge. We will apply the value of the remaining payments to the new plan selected. We will determine the amount of the first Annuity Payment under the new plan on the basis of the particular plan selected, the Annuity Payment rate, and the Annuitant’s adjusted age and sex. Subsequent payments will vary to reflect changes in the value of the Annuity Units credited. We may permit other transfers between Income Plans, subject to such limitations we may reasonably determine. If you are in an Income Plan involving a life contingency (i.e., Plans 2 or 3), you will not be able to withdraw any Contract Value after the annuity commencement date. We will not permit a transfer to an Income Plan that involves a different life contingency. Income Plans for Beneficiaries may differ from those offered to Owners. At the written request of the Owner, we may impose restrictions on payments to beneficiaries.
Amount of Annuity Payments We will determine the amount of the first Annuity Payment on the basis of the particular variable income plan you select, the Annuity Payment rate (i.e., the stream of projected annuity payments based on an actuarial projection of the length of time annuity payments will continue as well as other factors including the assumed investment rate) and, for plans involving life contingencies, the Annuitant’s adjusted age and sex. We will calculate the amount of the first Annuity Payment on a basis that takes into account the length of time over which we expect Annuity Payments to continue. The first payment will be lower for an Annuitant who is younger when payments begin, and higher for an Annuitant who is older, if the variable income plan involves life contingencies. The first payment will be lower if the variable income plan includes a longer certain period. Variable Annuity Payments after the first will vary from month to month to reflect the fluctuating value of the Annuity Units credited to your Contract. Annuity Units represent the actuarial value of a variable income plan’s interest in a Division of the Separate Account after Annuity Payments begin.
Assumed Investment Rate The variable annuity rate tables for the Contracts are based upon an Assumed Investment Rate of 3 ½%. Variable annuity rate tables based upon an Assumed Investment Rate of 5% are also available where permitted by state law. The Assumed Investment Rate affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. The Assumed Investment Rate does not affect the actuarial value of the future payments as of the date when payments begin, though it does affect the actual amount which may be received by an individual Annuitant.
Over a period of time, if each Division achieved a net investment result exactly equal to the Assumed Investment Rate applicable to a particular variable income plan, the amount of Annuity Payments would be level. However, if the Division achieved a net investment result greater than the Assumed Investment Rate, the amount of Annuity Payments would increase. Similarly, if the Division achieved a net investment result smaller than the Assumed Investment Rate, the amount of Annuity Payments would decrease. A higher Assumed Investment Rate will result in a larger initial payment but more slowly rising and more rapidly falling subsequent payments than a lower Assumed Investment Rate.
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Additional Features and Services
Automatic Dollar-Cost Averaging The Dollar-Cost Averaging Plan is an investment strategy designed to reduce the investment risks associated with market fluctuations. The strategy spreads the allocation of money (expressed in whole percentages and in amounts of at least $100) into the Divisions over a period of time by systematically and automatically transferring, on a monthly, quarterly, semiannual, or annual basis, specified dollar amounts from the Government Money Market Division into the other Division(s). This allows you to potentially reduce the risk of investing most of your Purchase Payments into the Divisions at a time when prices are high. Transfers will end either when the amount in the Government Money Market Division is depleted or when you notify us to stop such transfers, whichever is earlier. There is no charge for the Dollar-Cost Averaging Plan. We reserve the right to modify or terminate the Dollar-Cost Averaging Plan at any time.
Dollar cost averaging does not assure a profit or protect against loss in a declining market. Carefully consider your willingness to continue payments during periods of low prices. You should consult your financial representative before deciding whether to elect dollar cost averaging.
Systematic Withdrawal Privilege You can arrange to have regular amounts of money sent to you while your Contract is still in the accumulation phase. Our Systematic Withdrawal Plan allows you to automatically redeem Accumulation Units to generate monthly payments. The withdrawals may be taken either proportionately from each investment option or from specific investment options you designate. Systematic withdrawals continue until at least one of the following occurs: (1) the amount in any of the selected Portfolios is depleted; (2) less than 100 Accumulation Units remain in the Contract; (3) a systematic withdrawal plan terminates; (4) when the final amount is distributed and there is no value left in the Contract (in which case the Contract will terminate); or (5) you terminate systematic withdrawals. You may have to pay income taxes and tax penalties on amounts you receive. There is no charge for the Systematic Withdrawal Plan service. We reserve the right to modify or terminate this Systematic Withdrawal Plan at any time.
Portfolio Rebalancing To help you maintain your asset allocation over time, we offer a rebalancing service. This will automatically readjust your current investment option allocations, on a periodic basis (i.e., monthly, quarterly, semi-annually, or annually), back to the allocation percentages you have selected. There is no charge for this Portfolio Rebalancing feature. We reserve the right to modify or terminate this Portfolio Rebalancing feature at any time. If you transfer between underlying investment options, automatic portfolio rebalancing (“APR”) will ordinarily end and you will need to make a new APR election if you want APR to continue.
Only contracts with accumulation values of $10,000 or more or those Contracts that have been annuitized are eligible. A program of regular investing cannot assure a profit or protect against loss in a declining market.
Charges and Adjustments
We will make the following deductions:
Base Contract Charges
Nature and Amount of the Charges When we determine the value of Accumulation and Annuity Units, we deduct a charge for mortality rate and expense risks we have assumed. We assume, for example, the risk that Annuity Payments will continue for longer periods than anticipated because the Annuitants as a group live longer than expected. We also assume the risk that the charges we make may be insufficient to cover the actual costs we incur in connection with the Contracts, including other costs such as those related to marketing and distribution. We assume these risks for the duration of the Contract. In case these costs exceed the amount of the charges we collect, the costs will be paid out of our general assets. If the amount of the charge is more than sufficient to cover the mortality and expense risk, any excess may be used for any Company purpose.
The deduction from Accumulation Units and Annuity Units is at a current annual rate of 0.30% of the assets of the Separate Account. Our Board of Trustees may increase or decrease the deduction, but in no event may the deduction exceed an annual rate of 0.75%.
Other Expense Risks The value of your Contract may reflect a deduction of any reasonable expenses which may result if there were a substitution of other securities for shares of the Portfolios as described under “The Separate Account” and any applicable taxes, (i.e., any tax liability) we have paid or reserved for resulting from the maintenance or operation of a Division of the Separate Account, other than applicable premium taxes which we may deduct directly from considerations. We do not presently anticipate that we will make any deduction for federal income taxes (see “Taxation of Northwestern Mutual”), nor do we anticipate that maintenance or operation of the Separate Account will give rise to any deduction for state or local taxes. However, we reserve the right to charge the appropriate Contracts with their shares of any tax liability which may result under
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present or future tax laws from the maintenance or operation of the Separate Account or to deduct any such tax liability in the computation of the value of such Contracts. Our right to make deductions for expenses resulting from a substitution of securities may be restricted by the 1940 Act.
Contract Fee On each Contract anniversary prior to the Maturity Date, we make a deduction of $30 for administrative expenses relating to a Contract during the prior year. We make the charge by reducing the number of Accumulation Units credited to the Contract. We will apply the charge for the Contract Fee by reducing the number of Accumulation Units credited to your Contract. We cannot increase this charge. The charge is intended only to reimburse us for our actual administrative expenses. We waive the Contract fee if the Contract Value on the Contract anniversary is $25,000 or more. Currently, we are also waiving the Contract fee if the Purchase Payments, less withdrawals, equal or exceed $25,000. We reserve the right to change this practice in the future. We will give prior notice.
Enhanced Death Benefit Charge On each Contract anniversary on which the enhanced death benefit is in effect, we deduct from the Contract Value a charge based on the amount of the enhanced death benefit on the Contract Anniversary and the age of the Annuitant when the Contract was issued. The charge is 0.10% of the amount of the enhanced death benefit for issue age 45 or less, 0.20% for issue age 46-55, and 0.40% for issue age 56-65. This charge is for the risks we assume in guaranteeing the enhanced death benefit. Except for some Contracts subject to New York law, we deduct the charge from the Divisions of the Separate Account in proportion to the amounts you have invested.
Premium Taxes The Contracts provide for the deduction of applicable premium taxes, if any, from Purchase Payments or from Contract benefits. Various jurisdictions levy premium taxes. Premium taxes generally range from 0% to 3.5% of total Purchase Payments. Many jurisdictions presently exempt from premium taxes annuities such as the Contracts. As a matter of current practice, we do not deduct premium taxes from Purchase Payments received under the Contracts or from Contract benefits. However, we reserve the right to deduct premium taxes in the future. The amount deducted, if any, may be more or less than the percentage charged by your state of residence.
Portfolio Expenses and Charges The expenses borne by the Portfolios in which the assets of the Separate Account are invested are described in the mutual fund prospectuses.
For certain Portfolios, certain expenses may have been reimbursed or fees may have been waived during 2025 in addition to any contractual fee waiver or reimbursements. It is anticipated that any such voluntary expense reimbursement and fee waiver arrangements would continue past the current year, although certain arrangements may be terminated at any time. After taking into account these arrangements, as well as any contractual fee waiver or expense reimbursement arrangements, Annual Portfolio Operating Expenses would have ranged from a minimum of 0.14% to a maximum of 2.45%.
Expedited Delivery Charge When, at your request, we incur the expense of providing expedited delivery of your redemption request (e.g., a complete or partial withdrawal) we assess the following charges: $15 for express mail delivery (plus $2 for “signature required” service at your request) and $15 for a wire transfer.
Adjustments
The Contract does not offer any fixed or variable options which are subject to a contract adjustment.
Federal Income Taxes
Taxation of Contract Benefits
We offer the Contract for use in non tax-qualified situations (i.e., contributions are taxable). There are no limitations on who can purchase a non-tax qualified annuity or the amount that can be contributed to the Contract. Contributions to non-tax qualified Contracts are not deductible.
For Contracts held by individuals, no tax is currently payable as a result of any increase in the value of a Contract. Contract benefits will be taxable as ordinary income when received in accordance with Section 72 of the Internal Revenue Code of 1986, as amended (the “Code”). If the Owner of a non-tax qualified Contract elects to receive the entire value of the Contract as Annuity Payments under a variable income plan or fixed income plan, or a portion of the Contract as Annuity Payments under either Income Plan for a period of at least the Owner’s life expectancy or ten years, benefits received will be taxable as ordinary income to the extent they exceed that portion of each payment which represents the ratio of the Owner’s “investment in the contract” to the Owner’s “expected return” as defined in Section 72 of the Code (the “exclusion ratio”), until the entire “investment in the contract” is recovered. Benefits received in a lump sum or as partial annuity payments that do not qualify for exclusion ratio taxation will be taxable as ordinary income to the extent they exceed the “investment in the contract.” A partial
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withdrawal or collateral assignment prior to the Maturity Date will result in the receipt of gross income by the Owner to the extent that the amounts withdrawn or assigned do not exceed the excess (if any) of the total value of Accumulation Units over total purchase payments paid under the Contract less any amounts previously withdrawn or assigned. Thus, any investment gains reflected in the Contract Values are considered to be withdrawn first and are taxable as ordinary income.
Investment gains will be determined by aggregating all non-tax qualified deferred Contracts we issue to the Owner during the same calendar year.
An additional tax equal to 10% of the amount of the payment which is includible in income will be imposed, by federal tax law, on non-exempt withdrawals of Contract benefits. Payments which are exempt from the additional tax include payments upon disability, death, after age 59½ and for certain substantially equal periodic payments.
For taxable years beginning in 2013, part or all of the taxable benefits from and sales of non-tax qualified Contracts may be subject to an additional 3.8% Medicare tax. The tax will be assessed on the Owner’s net investment income for the year to the extent that the Owner’s adjusted gross income (with slight modifications) exceeds $250,000 (married filing jointly or surviving spouse), $125,000 (married filing separately) or $200,000 (other filers) (not indexed). The term “net investment income” is defined to include payments from non-tax qualified annuities and dispositions of property. You should consult a tax advisor about the impact of this new tax on distributions from your contract/policy. One or more non-tax qualified Contracts can be wholly or partially exchanged for one or more other annuity contracts under Section 1035 of the Code without recognition of gain or loss. However, withdrawals taken within 6 months after a partial exchange may cause the partial exchange to be taxed as a withdrawal. Certain nonqualified Contracts not held by individuals, such as Contracts purchased by corporate employers in connection with deferred compensation plans, will not be taxed as annuity Contracts and increases in the value of the Contracts will be taxable in the year earned.
In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any non-tax qualified contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. Specifically, section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of an owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the new owner.
Taxation of Northwestern Mutual
We may charge the appropriate Contracts with their shares of any tax liability which may result from the maintenance or operation of the Divisions of the Separate Account. We are currently making no charge. (See “Charges and Adjustments.”)
Other Considerations
A transfer or assignment of ownership of a Contract, the designation of an annuitant other than the owner, the selection of certain maturity dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, or exchange should consult a tax advisor as to the tax consequences.
You should understand that the tax rules for annuities are complex and cannot be readily summarized. The foregoing discussion does not address special rules applicable in many situations, rules governing Contracts issued or purchase payments made in past years, current legislative proposals, or state or other law. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice. This tax discussion is intended for the promotion of Northwestern Mutual Life products. It does not constitute legal or tax advice, and is not intended to be used and cannot be used to avoid any penalties that may be imposed on a taxpayer. Taxpayers should seek advice based on their particular circumstances from an independent tax advisor. Before you purchase a Contract, we advise you to consult qualified tax counsel.
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Contract Owner Services
Electronic Funds Transfer (“EFT”) Another convenient way to invest using the dollar-cost averaging approach is through our EFT Plan. These automatic withdrawals allow you to add Purchase Payments to the Division(s) within your traditional IRA, Roth IRA, SEP IRA, or non-tax qualified Contract on a regular monthly basis through payments drawn directly on your checking account. There is no charge for the EFT service.
A program of regular investing cannot assure a profit or protect against loss in a declining market.
Substitution of Portfolio Shares and Other Changes When permitted by law and subject to any required regulatory approvals, we reserve the right to eliminate a Portfolio and to substitute another Portfolio or mutual fund for such Portfolio (or substitute a class of shares of an existing Portfolio for a different class of the same Portfolio) if the shares of the Portfolio are no longer available for investment or, in our judgment, further investment in the shares of the Portfolio is no longer appropriate. In the event we take any action to substitute another Portfolio in the future, we may make an appropriate endorsement of your Contract and take other necessary actions.
Owner Inquiries and Instructions Get up-to-date information about your Contract at your convenience with your User ID and password. Visit our website (www.northwesternmutual.com) to enroll for access to Division performance information, forms for routine service, and daily unit values for Contracts you own. Eligible Contract Owners may also set up certain electronic payments, transfer invested assets among Divisions and change the allocation of future contributions online, subject to our administrative procedures. For questions about your Contract or Division values, assistance with payments or distributions, or other contract changes (such as transferring among investment options, changing allocations, or obtaining Division performance information), please contact us toll-free at 1-888-455-2232.
The submission of transfer or withdrawal instructions by telephone or through our website (“Electronic Instructions”) must be made in accordance with our then current procedures for Electronic Instructions. However, we are not required to accept Electronic Instructions, and we will not be responsible for losses resulting from transactions based on unauthorized Electronic Instructions, provided we follow procedures reasonably designed to verify the authenticity of Electronic Instructions. Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider’s, or your agent’s or ours, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Home Office. We reserve the right to limit, modify, suspend, or terminate the ability to make transfers via Electronic Instructions.
Householding To reduce costs, we now send only a single copy of the same disclosure document(s) (such as prospectuses, prospectus supplements, reports, announcements, proxy statements, notices, and information statements) to each consenting household (rather than sending copies to each Owner residing in a household). If you are a member of such a household, you can revoke your consent to “householding” at any time, and can begin receiving your own copy of such disclosure documents by calling us at 1-888-455-2232.
Additional Information
The Distributor  We sell the Contracts through our Financial Representatives who also are registered representatives of Northwestern Mutual Investment Services, LLC (“NMIS”). NMIS, our wholly-owned company, was organized under Wisconsin law in 1998 and is located at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS is a registered broker-dealer under the Securities Exchange Act of 1934, an investment adviser registered with the SEC, and is a member of the Financial Industry Regulatory Authority (FINRA) and SIPC. You may obtain information about SIPC, including the SIPC brochure, by contacting SIPC at 202-371-3800 or visiting its website at www.SIPC.org. NMIS is the principal underwriter of the Contracts, and has entered into a Distribution Agreement with us. No sales charges are paid on sales of the Contracts, and no underwriting commissions have been paid, or retained, by NMIS.
Northwestern Mutual variable insurance and annuity products are available exclusively through NMIS and its registered representatives and cannot be held with or transferred to an unaffiliated broker-dealer. Except in limited circumstances, NMIS registered representatives are required to offer Northwestern Mutual variable insurance and annuity products. The amount and timing of sales compensation paid by insurance companies varies. The commissions, benefits, and other sales compensation that NMIS and its registered representatives receive for the sale of a Northwestern Mutual variable insurance or annuity product might be more or less than that received for the sale of a comparable product from another company.
Account C (Network Edition) Prospectus

NMIS and the Northwestern Mutual Wealth Management Company (“NMWMC”) use a system referred to as a “grid” for paying registered representatives commissions and fees for the sale or servicing of investments such as mutual funds in brokerage accounts or advisory accounts. The higher level of overall commissions or fees for investments that your registered representative is responsible for generating, the higher percentage of commissions or fees they receive, which in turn lowers the percentage of fees or commissions retained by NMIS or NMWMC; those breakpoints and percentages are what is referred to as the grid. The grid payout percentages range between 35% and 95% payable to the registered representative, depending on the level of sales or fees generated by that registered representative during the previous year. Therefore, a registered representative’s current year grid level is set based on the registered representative’s previous year’s sales production. Sales of Contracts count towards sales production used to measure grid placement for the following year, even though commissions for Contracts are not paid out through the grid. The ability to improve grid placement in the following year provides an incentive for your registered representative to sell the Contract.
Because registered representatives of the Distributor are also our appointed agents, they may be eligible for various cash benefits, such as additional bonuses, insurance benefits, retirement benefits, and non-cash compensation programs that we offer, such as conferences, achievement recognition, prizes, and awards. In addition, Distributor’s registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. For example, registered representatives who meet certain annual sales production requirements with respect to their sales of Northwestern Mutual insurance and annuity products can qualify to receive additional cash compensation for their other sales of investment products and services. Sales of the Contracts help registered representatives and/or their managers qualify for such compensation and benefits.
Certain of the Distributor’s registered representatives may receive other payments from us for the recruitment, development, training, and supervision of Financial Representatives, production of promotional literature, and similar services. Commissions and other incentives and payments described above are not charged directly to Owners or to the Separate Account. We intend to recoup sales expenses through fees and charges deducted under the Contract.
Dividends This Contract is eligible to share in the divisible surplus, if any, of the Company, except while payments are being made under a variable income plan. Each year we determine, in our sole discretion, the amount and appropriate allocation of divisible surplus. Divisible surplus credited to your Contract is referred to as a “dividend.” There is no guaranteed method or formula for the determination or allocation of divisible surplus. The Company’s approach is subject to change. There is no guarantee of a divisible surplus. Even if there is a divisible surplus, the payment of a dividend on this Contract is not guaranteed. It is not expected that any dividends will be payable on this Contract, except, possibly, on certain fixed installment plans.
We will credit dividends, if any, attributable to your Contract on the Contract anniversary. Dividends, if any, credited prior to the Maturity Date will be applied as a Net Purchase Payment on the Contract anniversary unless the Owner elects to have the dividend paid in cash. However, if the NYSE is closed on the Contract Anniversary, the amount of any dividend will be applied as of the next Valuation Date after the Contract anniversary. Dividends, if any, applied as a Net Purchase Payment will be allocated to the Divisions of the Separate Account according to the allocation of Net Premiums then in effect.
Voting Rights As long as the Separate Account continues to be registered as a unit investment trust under the 1940 Act, and as long as Separate Account assets of a particular Division are invested in shares of a given Portfolio, we will vote the shares of that Portfolio held in the Separate Account in accordance with instructions we receive from (i) the Owners of Accumulation Units supported by assets of that Division; and (ii) the payees receiving payments under variable income plans supported by assets of that Division. Periodic reports relating to the Portfolios, proxy material, and a form (on which one can give instructions with respect to the proportion of shares of the Portfolio held in the Account corresponding to the Accumulation Units credited to the Contract, or the number of shares of the Portfolio held in the Account representing the actuarial liability under the variable income plans, as the case may be) will be made available to each Owner or payee. The number of shares will increase from year to year as additional purchase payments are made by the Contract Owner; after a variable income plan is in effect, the number of shares will decrease from year to year as the remaining actuarial liability declines. We will vote shares for which no instructions have been received, as well as shares of the fund that the insurer itself owns, in the same proportion as the shares for which instructions have been received from Contract Owners and payees. Because of this proportional voting requirement, it is possible that a small number of Contract Owners and payees could determine the outcome of a particular vote.
We may, if required by state insurance regulations, disregard voting instructions which would require shares to be voted for a change in the sub-classification or investment objectives of a Portfolio, or to approve or disapprove an investment advisory agreement for a Portfolio. We may also disregard voting instructions that would require changes in the investment policy or investment adviser for a Portfolio, provided that we reasonably determine to take this action in accordance with applicable federal law. If we disregard voting instructions we will include a summary of the action and reasons therefore in the next annual report to Contract Owners.
Internal Annuity Exchanges As a matter of current practice, which we may limit or stop at any time in our discretion or as required by applicable law, we permit owners of certain fixed and variable annuity contracts that we have previously issued to exchange those contracts for the Contract. Such exchanges are not intended to be available for all owners, as they may not be in a particular owner’s best interest. We are not presently charging an administrative fee on these transactions. We permit only
Account C (Network Edition) Prospectus

one such transaction in any 12-month period. Cumulative premium and guaranteed minimum death benefits are affected by an Internal Annuity Exchange. These values are transferred from the source contract to the receiving contract proportionally, relative to the amount of the contract that was exchanged before the application of any withdrawal charges. For exchanges from a fixed contract to a variable annuity contract, the guaranteed minimum death benefit is determined by the cumulative premium amount transferred. Internal Annuity Exchanges, as described above, are not available in all states.
Amounts exchanged from a front-load Contract to a Contract will not be subject to any additional front-end sales charge or withdrawal charge. We currently do not allow an exchange from a variable annuity contract we previously issued to a Contract when amounts exchanged from the previously issued variable annuity contract would be subject to a withdrawal charge, although we may allow such exchanges when there are no applicable withdrawal charges on the Contract being exchanged. Fixed annuity contracts, which are not described in this prospectus, are available for exchange to a Contract, however, any applicable withdrawal charge or market value adjustment may be assessed on amounts exchanged from the fixed annuity contract.
It is our current practice not to allow exchanges from a Contract to a back-load variable annuity contract or a front-load variable annuity contract.
Speculative Investing Do not purchase this contract if you plan to use it, or any of its riders, for any type of speculative collective investment scheme (including, for example, arbitrage). Your Contract is not intended to be traded on any stock exchange or secondary market, and attempts to engage in such trading may violate state and/or federal law.
Abandoned Property Requirements Every state has unclaimed property laws which generally declare insurance contracts/policies to be abandoned after a period of inactivity of three to five years from the contract’s/policy’s maturity date, the date the death benefit is due and payable, or in some states, the date the insurer learns of the death of the insured. For example, if the payment of the death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary, or if the beneficiary does not come forward to claim the death benefit proceeds in a timely manner, the death benefit proceeds will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or you last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit proceeds (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent such escheatment, it is important that you update your beneficiary designations, including addresses, if and as they change. Please call 888-455-2232 to make such changes.
Legal Proceedings Northwestern Mutual, like other life insurance companies, generally is involved in litigation at any given time. Although the outcome of any litigation cannot be predicted with certainty, we believe that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the ability of Northwestern Mutual to meet its obligations under the Contract, on the Separate Account, or on NMIS and its ability to perform its duties as underwriter for the Separate Account.
Account C (Network Edition) Prospectus

Appendix A - Investment Options Available Under the Contract
Portfolios Available Under the Contract
The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.nmprospectus.com. You can also request this information at no cost by calling (866) 910-1232 or by sending an email request to vavldocrequest@northwesternmutual.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital; current income is a secondary objective	Growth Stock Portfolio[2]	Mason Street Advisors, LLC (MSA)/T. Rowe Price Associates, Inc	0.42%[1]	19.40%	11.99%	14.80%
Long-term growth of capital	Focused Appreciation Portfolio[2]	MSA/Loomis, Sayles & Company, L.P.	0.58%[1]	14.91%	14.89%	17.07%
Long-term growth of capital and income	Large Cap Core Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.43%[1]	16.59%	12.70%	13.96%
Long-term growth of capital and income	Large Cap Blend Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.70%[1]	14.34%	11.77%	11.98%
Investment results that approximate the performance of the Standard & Poor’s 500® Composite Stock Price Index	Index 500 Stock Portfolio[2]	MSA/BlackRock Advisors, LLC	0.19%[1]	17.64%	14.19%	14.58%
Long-term growth of capital; income is a secondary objective	Large Company Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.74%[1]	14.58%	9.85%	9.48%
Long-term growth of capital and income	Domestic Equity Portfolio[2]	MSA/Putnam Investment Management, LLC	0.50%[1]	14.43%	8.63%	8.87%
Long-term growth of capital and income	Equity Income Portfolio[2]	MSA/T. Rowe Price Associates, Inc	0.57%[1]	14.48%	11.31%	10.64%
Long-term growth of capital	Mid Cap Growth Stock Portfolio[2]	MSA/J.P. Morgan Investment Management, Inc.	0.54%[1]	8.32%	2.51%	7.81%
Investment results that approximate the performance of the Standard & Poor’s MidCap 400® Stock Price Index	Index 400 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.24%[1]	7.24%	8.85%	10.44%
Long-term growth of capital; current income is a secondary objective	Mid Cap Value Portfolio[2]	MSA/American Century Investment Management, Inc.	0.71%[1]	9.16%	8.96%	9.25%
Long-term growth of capital	Small Cap Growth Stock Portfolio[2]	MSA/Wellington Management Company LLP	0.56%	6.93%	1.29%	8.82%
Investment results that approximate the performance of the Standard & Poor’s SmallCap 600® Index	Index 600 Stock Portfolio[2]	MSA/Northern Trust Investments, Inc.	0.26%	5.78%	6.98%	9.48%
Account C (Network Edition) Prospectus

Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Long-term growth of capital	Small Cap Value Portfolio[2]	MSA/T. Rowe Price Investment Management, Inc.	0.87%[1]	7.41%	6.22%	9.15%
Long-term growth of capital	International Growth Portfolio[2]	MSA/FIAM LLC	0.61%[1]	18.70%	6.11%	9.07%
Capital appreciation	Research International Core Portfolio[2]	MSA/Massachusetts Financial Services Company	0.58%[1]	22.98%	5.89%	7.81%
Long-term growth of capital and income	International Equity Portfolio[2]	MSA/Dodge & Cox	0.68%[1]	38.35%	10.31%	6.65%
Capital appreciation	Emerging Markets Equity Portfolio[2]	MSA/abrdn Investments Limited	0.78%[1]	34.19%	1.26%	6.95%
Maximum current income to the extent consistent with liquidity and stability of capital[3]	Government Money Market Portfolio[2]	MSA/BlackRock Advisors, LLC	0.33%	4.03%	3.03%	1.96%
Provide as high a level of current income as is consistent with prudent investment risk	Short-Term Bond Portfolio[2]	MSA/T. Rowe Price Associates, Inc.	0.40%	5.70%	2.20%	2.40%
Provide as high a level of total return consistent with prudent investment risk; a secondary objective is to seek preservation of shareholders’ capital	Select Bond Portfolio[2]	MSA/Allspring Global Investments, LLC	0.31%[1]	7.45%	-0.19%	2.25%
Maximum total return, consistent with preservation of capital and prudent investment management	Long-Term U.S. Government Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	2.45%[1]	6.15%	-7.18%	-0.19%
Pursue total return using a strategy that seeks to protect against U.S. inflation	Inflation Managed Portfolio[2] (formerly “Inflation Protection Portfolio”)	MSA/American Century Investment Management, Inc.	0.46%[1]	6.51%	0.92%	2.82%
High current income and capital appreciation	High Yield Bond Portfolio[2]	MSA/Federated Investment Management Company	0.46%	8.49%	4.06%	5.95%
Maximum total return, consistent with prudent investment management	Multi-Sector Bond Portfolio[2]	MSA/Pacific Investment Management Company LLC	0.75%[1]	10.00%	1.66%	4.56%
Realize as high a level of total return as is consistent with conservative investment risk, through income and secondarily through capital appreciation	Active/Passive Conservative Portfolio[2]	MSA	0.54%[1]	N/A	N/A	N/A
Realize as high a level of total return as is consistent with reasonable investment risk through appreciation and income	Active/Passive Balanced Portfolio[2] (formerly “Balanced Portfolio”)	MSA	0.44%[1]	12.19%	4.71%	6.76%
Realize as high a level of total return as is consistent with moderate investment risk through appreciation and secondarily through income	Active/Passive Moderate Portfolio[2](formerly “Asset Allocation Portfolio”)	MSA	0.49%[1]	14.46%	6.36%	8.21%
Account C (Network Edition) Prospectus

Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Realize as high a level of total return as is consistent with aggressive investment risk, primarily through appreciation and some income	Active/Passive Aggressive Portfolio[2]	MSA	0.60%[1]	N/A	N/A	N/A
Long-term growth of capital	Active/Passive Very Aggressive Portfolio[2] (formerly “Active/Passive All Equity Portfolio”)	MSA	0.63%[1]	N/A	N/A	N/A
Growth of capital	American Funds® IS Growth Fund - Class 1A4	Capital Research and Management Company (CRMC)	0.58%	20.24%	13.37%	N/A
Long-term growth of capital	American Funds® IS Global Growth Fund - Class 1A4	CRMC	0.65%[1]	21.63%	8.24%	N/A
Long-term capital appreciation	American Funds® IS New World Fund® - Class 1A4	CRMC	0.82%[1]	28.27%	5.32%	N/A
Provide as high a level of current income as is consistent with the preservation of capital	American Funds® IS The Bond Fund of America® - Class 1A4	CRMC	0.47%[1]	7.24%	-0.14%	N/A
Provide, over the long term, a high level of total return consistent with prudent investment management	American Funds® IS Capital World Bond Fund® - Class 1A4	CRMC	0.73%	9.31%	-2.50%	N/A
Provide a high level of current income; a secondary objective is capital appreciation	American Funds® IS American High-Income Trust® - Class 1A4	CRMC	0.62%[1]	8.19%	5.59%	N/A
Seek to match the performance of the MSCI EAFE Index in U.S. dollars with net dividends as closely as possible before deduction of fund expenses	BlackRock International Index V.I. Fund - Class I5	BlackRock Advisors, LLC	0.27%[1]	31.37%	8.88%	8.18%
Maximize total return, consistent with income generation and prudent investment management	BlackRock Total Return V.I. Fund - Class I5	BlackRock Advisors, LLC/ BlackRock International Limited & BlackRock (Singapore) Limited	0.43%[1]	8.00%	-0.37%	2.18%
Total return	Cantor Fitzgerald Commodity Return Strategy Portfolio – Class 2[6]	O’Connor Alternative Investments, LLC [7]	0.80%[1]	15.68%	10.61%	N/A
Long-term capital appreciation	Columbia VP Small Cap Value Discovery Fund - Class 1[8] (formerly “VP Small Cap Value Fund”)	Columbia Management Investment Advisers, LLC	0.91%[1]	14.99%	12.48%	11.48%
Long-term growth of capital	Fidelity® VIP Mid Cap Portfolio – Initial Class[9]	Fidelity Management & Research Company LLC (FMR)[10]	0.55%	11.75%	10.10%	10.59%
Long-term capital appreciation	Fidelity® VIP ContrafundSM Portfolio – Initial Class[9]	FMR[10]	0.54%	21.52%	15.37%	15.78%
Capital appreciation	Fidelity® VIP Value Strategies Portfolio - Initial Class[9]	FMR[10]	0.59%	7.99%	12.14%	10.82%
Account C (Network Edition) Prospectus

Investment Objective	Portfolio and Adviser/Sub-adviser (if applicable)		Current Expenses	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Capital appreciation	Fidelity® VIP Health Care Portfolio - Initial Class[9]	FMR[10]	0.59%	14.39%	4.18%	8.75%
Capital appreciation	Fidelity® VIP Technology Portfolio - Initial Class[9]	FMR[10]	0.56%	23.36%	16.83%	23.76%
Seek to provide investment results that correspond to the aggregate price and interest performance of debt securities in the Bloomberg U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio - Initial Class[9]	FMR [10]	0.14%	6.98%	-0.57%	N/A
Long-term growth of capital	John Hancock Disciplined Value International Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Boston Partners Global Investors, Inc.	0.79%	41.02%	12.70%	8.97%
Long-term capital appreciation and current income	John Hancock Real Estate Securities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Wellington Management Company LLP	0.76%[1]	0.63%	5.77%	5.91%
High level of current income	John Hancock Strategic Income Opportunities Trust - Series NAV[11]	John Hancock Variable Trust Advisers LLC/Manulife Investment Management (US) LLC	0.74%[1]	7.51%	1.61%	3.26%
Long-term growth of capital by investing primarily in securities of companies that meet the Portfolio’s environmental, social and governance criteria	Quality Equity Portfolio[12] (formerly “Sustainable Equity Portfolio”)	Neuberger Berman Investment Advisers LLC	0.87%	13.71%	12.83%	12.94%
Long-term growth of capital	U.S. Strategic Equity Fund[13]	Russell Investment Management LLC (RIM)[14]	0.87%[1]	14.43%	10.66%	12.45%
Long-term growth of capital	U.S. Small Cap Equity Fund[13]	RIM[14]	1.06%[1]	8.34%	7.15%	8.98%
Current income and long- term growth of capital	Global Real Estate Securities Fund[13]	RIM[14]	0.90%	8.59%	2.55%	3.57%
Long-term growth of capital	International Developed Markets Fund[13]	RIM[14]	0.95%[1]	28.64%	8.53%	7.51%
Provide total return	Strategic Bond Fund[13]	RIM[14]	0.65%[1]	7.35%	-1.07%	1.77%
Current income and moderate long-term capital appreciation	LifePoints® Variable Target Portfolio Series Moderate Strategy Fund[13]	RIM[14]	0.83%[1]	12.24%	3.96%	5.05%
Above-average long-term capital appreciation and a moderate level of current income	LifePoints® Variable Target Portfolio Series Balanced Strategy Fund[13]	RIM[14]	0.89%[1]	14.96%	6.39%	6.88%
High long-term capital appreciation; and as a secondary objective, current income	LifePoints® Variable Target Portfolio Series Aggressive Strategy Fund[13]	RIM[14]	0.95%[1]	17.45%	8.56%	8.59%
High long-term capital appreciation	LifePoints® Variable Target Portfolio Series Equity Aggressive Strategy Fund[13]	RIM[14]	0.98%[1]	18.47%	9.53%	9.23%
1
This reflects an expense reimbursement and/or fee waiver arrangement that is in place and reported in the Portfolio’s registration statement. This agreement may be terminated in the future and, therefore, the expense figures shown reflect temporary fee reductions.
2
A series of Northwestern Mutual Series Fund, Inc., for which Mason Street Advisors, LLC (MSA), our wholly-owned company, serves as investment adviser.
Account C (Network Edition) Prospectus

3
Although the Government Money Market Portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in the Government Money Market Portfolio. An investment in a money market portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. During extended periods of low interest rates, the yield of a money market portfolio may also become extremely low and possibly negative.
4
A series of American Funds Insurance Series®.
5
The BlackRock International Index V.I. Fund and BlackRock Total Return V.I. Fund are series of BlackRock Variable Series Funds, Inc. and BlackRock Variable Series Funds II, Inc., respectively.
6
A series of Cantor Fitzgerald Variable Insurance Trust (formerly “Credit Suisse Trust”).
7
Effective March 31, 2026, O’Connor Alternative Investments, LLC succeeded UBS Asset Management (Americas) LLC as the Portfolio’s investment adviser.
8
A series of Columbia Funds Variable Insurance Trust.
9
The Fidelity® VIP Contrafund® Portfolio is a series of Variable Insurance Products Fund II. The Fidelity® VIP Mid Cap Portfolio and Fidelity® VIP Value Strategies Portfolio are each a series of Variable Insurance Products Fund III. The Fidelity® VIP Health Care Portfolio and Fidelity® VIP Technology Portfolio are each a series of Variable Insurance Products Fund IV. The Fidelity® VIP Bond Index Portfolio is a series of Variable Insurance Products Fund V.
10
The following affiliates of Fidelity Management & Research Company also assist with foreign investments for each Portfolio: Fidelity Management & Research (U.K.) Inc., Fidelity Management & Research (Hong Kong) Limited, and Fidelity Management & Research (Japan) Inc.
11
A series of John Hancock Variable Insurance Trust.
12
A series of Neuberger Berman Advisers Management Trust.
13
A series of Russell Investment Funds.
14
Assets of each Portfolio are invested by one or more investment management organizations researched and recommended by Russell Investment Management LLC, the investment adviser for the Russell Investment Funds.
Account C (Network Edition) Prospectus

Appendix B—State Variations
This Appendix contains important state-specific variations for Contracts issued in the states as noted below. The prospectus provides a general description of the Contract (and any endorsements) but your state of issue may provide different features from, and impose different costs than, those described in the body of the prospectus. Please see your Contract for specific details.
State	Policy Feature/Benefit/Cost	Variation
Alabama	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Alaska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Arizona	Right to Return	If the Contract is replacing an existing annuity contract, or if the Owner is sixty-five (65) years of age or older on the issue date, it may be returned within thirty (30) days after it was received.
California	Right to Return	If the Owner is sixty (60) years of age or older on the issue date, the Contract may be returned within thirty (30) days after it was received.
Colorado	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Connecticut	Right to Return	The amount of the refund will be the amount of the Purchase Payments paid.
Florida	Right to Return
The Contract may be returned within twenty-one (21) days after it was received. The amount of the refund will be the cash surrender value provided in the Contract plus any fees or charges deducted from the premiums.

Maturity Benefit
The Maturity Date may be changed upon request. The Contract may be annuitized at any time after twelve (12) months following the issue date.
The latest Maturity Date is the Contract anniversary nearest the
Annuitant’s 98th birthday.

	Deferment of Benefit Payments	If payment of contract values of the Separate Account Divisions is deferred, interest will be paid at an annual effective interest rate in accordance with Florida law.
Georgia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Hawaii	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Idaho	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Illinois	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Indiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Iowa	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Kentucky	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Louisiana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account C (Network Edition) Prospectus

Maine	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Maryland	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Massachusetts	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Michigan	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Minnesota	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Mississippi	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Missouri	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Montana	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nebraska	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Nevada	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Hampshire	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Jersey	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New Mexico	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
New York	Maturity Benefit	The latest Maturity Date is the contract anniversary nearest the Annuitant’s 98th birthday.
	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Right to Return
You may generally return the Policy for a refund within 10 days for any reason or sixty (60) days for replacements after you receive it by returning the Policy to us at our Home Office or to your Financial
Representative. The amount of your refund will equal the sum of (a) the difference between the Purchase Payments paid and the amounts, if any, allocated to the Separate Account plus (b) the value of the Accumulation
Units of the Separate Account on the effective date of return.

North Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
North Dakota	Right to Return	The Contract may be returned within twenty (20) days after it was received.
Ohio	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Oklahoma	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account C (Network Edition) Prospectus

Oregon	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Pennsylvania	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Rhode Island	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Carolina	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
South Dakota	Incontestability	While the Contract is contestable, the Company may rescind the Contract or deny a claim under the Disability Waiver of Purchase Payment Benefit on the basis of a misstatement in the application.
Tennessee	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Texas	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Utah	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Vermont	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Washington	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
West Virginia	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wisconsin	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Wyoming	Misstatements	If the Company has underpaid any amounts due to a misstatement of age or sex, the underpayment will be paid with interest at an annual effective rate of 3.50%.
Account C (Network Edition) Prospectus

Additional Information
Financial statements of the Separate Account and the financial statements of Northwestern Mutual appear in the Statement of Additional Information (“SAI”). The financial statements of the Company should only be considered with respect to the Company’s ability to meet its obligations under the Contract and not with respect to Contract Value held in the Separate Account, which is principally derived from the investment performance of the Portfolios. The SAI is available free of charge at www.nmprospectus.com. Semiannually, we will send you reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest. We will notify you by mail that reports containing financial information and schedules of investments for the Portfolios underlying the Divisions in which you invest are available online. More information about the Contract and NML Variable Annuity Account C (the “Separate Account”) is included in the SAI dated May 1, 2026. The SAI is incorporated by reference in this prospectus and is available free of charge at www.nmprospectus.com.
To receive a copy of the SAI, send a written request to Northwestern Mutual, Risk Products Department, Room T10, 720 East Wisconsin Avenue, Milwaukee, WI 53202. You can also request a copy of the SAI free of charge by calling us at (866) 910-1232.
Reports and other information about the Separate Account (including the SAI) are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Edgar Contract Identifier: C000034306
Account C (Network Edition) Prospectus

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
INDIVIDUAL FLEXIBLE PAYMENT VARIABLE ANNUITY
(Network Edition)
An individual flexible payment deferred variable annuity contract (the “Contract”) offered for use in non tax-qualified situations to purchasers who are either current or retired registered representatives of Northwestern Mutual Investment Services, LLC, principal underwriter and distributor of the Contract or certain other eligible persons.
Issued by The Northwestern Mutual Life Insurance Company
through
NML Variable Annuity Account C

This Statement of Additional Information (“SAI”) is not a prospectus, but supplements and should be read in conjunction with the prospectus for the Contract identified above and dated the same date as this SAI.

A copy of the prospectus may be obtained by writing The Northwestern Mutual Life Insurance Company, Risk Products Department, Room T10, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, calling telephone number 1-888-455-2232, or visiting the website www.northwesternmutual.com.

GENERAL INFORMATION
The Account was originally named NML Separate Account C but was renamed NML Variable Annuity Account C on November 23, 1983. The Account is used for the Contracts and for other variable annuity contracts issued by the Company.
DETERMINATION OF ANNUITY PAYMENTS
The following discussion of the method for determining the amount of monthly annuity payments under a variable income plan is intended to be read in conjunction with these sections of the prospectus for the Contracts: “Variable Income Plans,” including “Description of Variable Income Plans,” “Amount of Annuity Payments,” and “Assumed Investment Rate”; “Dividends”; and “Deductions.”
Amount of Annuity Payments The amount of the first annuity payment under a variable Income Plan will be determined on the basis of the particular Income Plan selected, the annuity payment rate and, for plans involving life contingencies, the Annuitant’s adjusted age. The amount of the first payment is the sum of the payments from each Division of the Account determined by applying the appropriate annuity payment rate to the product of the number of Accumulation Units in the Division on the effective date of the Income Plan and the Accumulation Unit value for the Division on that date. Annuity rates currently in use are based on the 2012 Individual Annuity Mortality Period Table with 125% of Projection Scale G2, a 5.00% load, and an age adjustment. For currently-issued contracts (“RR series”), the Company may offer higher initial payment rates.
Variable annuity payments after the first will vary from month to month and will depend upon the number and value of Annuity Units credited to the Annuitant. After the effective date of an Income Plan a Contract will not share in the divisible surplus of Northwestern Mutual. The number of Annuity Units in each Division is determined by dividing the amount of the first annuity payment from the Division by the value of an Annuity Unit on the effective date of the Payment Plan. The number of Annuity Units thus credited to the Annuitant in each Division remains constant throughout the annuity period. However, the value of Annuity Units in each Division will fluctuate with the investment experience of the Division.
The amount of each variable annuity payment after the first is the sum of payments from each Division determined by multiplying this fixed number of Annuity Units each month by the value of an Annuity Unit for the Division on (a) the fifth valuation date prior to the payment due date if the payment due date is a valuation date, or (b) the sixth valuation date prior to the payment due date if the payment due date is not a valuation date. To illustrate, if a payment due date falls on a Friday, Saturday or Sunday, the amount of the payment will normally be based upon the Annuity Unit value calculated on the preceding Friday. The preceding Friday would be the fifth valuation date prior to the Friday due date, and the sixth valuation date prior to the Saturday or Sunday due dates.
Annuity Unit Value The value of an Annuity Unit for each Division was established at $1.00 as of the date operations began for that Division. The value of an Annuity Unit on any later date varies to reflect the investment experience of the Division, the Assumed Investment Rate on which the annuity rate tables are based, and the deduction for mortality rate and expense risks assumed by Northwestern Mutual.
The Annuity Unit value for each Division on any valuation date is determined by multiplying the Annuity Unit value on the immediately preceding valuation date by two factors: (a) the net investment factor for the current period for the Division; and (b) an adjustment factor to reflect the Assumed Investment Rate used in calculating the annuity rate tables.

Illustrations of Variable Annuity Payments To illustrate the manner in which variable annuity payments are determined consider this example. Item (4) in the example shows the applicable monthly payment rate for an annuitant, adjusted age 65, who has elected a life annuity Income Plan with a certain period of 10 years with an Assumed Investment Rate of 3-1/2% (Plan 2, as described in the prospectus). The example is for a Contract with sex-distinct rates.
(1)	Assumed number of Accumulation Units in Balanced Division on maturity date	25,000
(2)	Assumed Value of an Accumulation Unit in Balanced Division at maturity	$2.000000
(3)	Cash Value of Contract at maturity, (1) X (2)	$50,000
(4)	Assumed applicable monthly payment rate per $1,000 from annuity rate table	$4.90
(5)	Amount of first payment from Balanced Division, (3) X (4) divided by $1,000	$245.00
(6)	Assumed Value of Annuity Unit in Balanced Division at maturity	$1.500000
(7)	Number of Annuity Units credited in Balanced Division, (5) divided by (6)	163.33
The $50,000 value at maturity provides a first payment from the Balanced Division of $245.00, and payments thereafter of the varying dollar value of 163.33 Annuity Units. The amount of subsequent payments from the Balanced Division is determined by multiplying 163.33 units by the value of an Annuity Unit in the Balanced Division on the applicable valuation date. For example, if that unit value is $1.501000, the monthly payment from the Division will be 163.33 multiplied by $1.501000, or $245.16.
However, the value of the Annuity Unit depends entirely on the investment performance of the Division. Thus in the example above, if the net investment rate for the following month was less than the Assumed Investment Rate of 3-1/2%, the Annuity Unit would decline in value. If the Annuity Unit value declined to$1.499000 the succeeding monthly payment would then be 163.33 X $1.499000, or $244.83.
For the sake of simplicity the foregoing example assumes that all of the Annuity Units are in the Balanced Division. If there are Annuity Units in two or more Divisions, the annuity payment from each Division is calculated separately, in the manner illustrated, and the total monthly payment is the sum of the payments from the Divisions.
VALUATION OF ASSETS OF THE ACCOUNT
The value of Portfolio or Fund shares held in each Division of the Account at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Portfolio or Fund has been suspended, or payment of redemption value has been postponed, for the sole purpose of computing annuity payments the shares held in the Account (and Annuity Units) may be valued at fair value as determined in good faith by the Board of Trustees of Northwestern Mutual.
EXPERTS
The statutory financial statements of The Northwestern Mutual Life Insurance Company as of December 31, 2025 and 2024 and for each of the three years in the period ended December 31, 2025, and the financial statements of NML Variable Annuity Account C as of December 31, 2025 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The address of PricewaterhouseCoopers LLP is 833 East Michigan Street, Suite 1200, Milwaukee, Wisconsin 53202.

Annual Report December 31, 2025

Northwestern Mutual Variable Annuity Account C

Financial Statements

Northwestern Mutual Variable Annuity Account C

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$1,537	$5,446	$715	$1,109	$19,092
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	1,537	5,446	715	1,109	19,092

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	1
Due to Participants	-	-	-	-	25
Total Liabilities	-	-	-	-	26

Total Net Assets	$1,537	$5,446	$715	$1,109	$19,066

Net Assets:
Accumulation Units	$1,537	$5,446	$697	$1,109	$17,840
Annuity Reserves	-	-	18	-	1,226

Total Net Assets	$1,537	$5,446	$715	$1,109	$19,066

Investments, at cost	$943	$4,451	$672	$1,113	$12,396
Mutual Fund Shares Held	311	1,152	375	984	1,776
Units Outstanding	165	327	110	292	2,288
Accumulation Unit Value
Lowest	$6.243228	$13.766703	$4.990953	$3.230912	$6.671507
Highest	$229.686303	$182.715018	$145.980943	$40.799051	$408.698720

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$742	$3,125	$2,638	$722	$4,764
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	742	3,125	2,638	722	4,764

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	6
Total Liabilities	-	-	-	-	6

Total Net Assets	$742	$3,125	$2,638	$722	$4,758

Net Assets:
Accumulation Units	$731	$3,072	$2,608	$722	$4,175
Annuity Reserves	11	53	30	-	583

Total Net Assets	$742	$3,125	$2,638	$722	$4,758

Investments, at cost	$750	$3,183	$2,428	$778	$4,313
Mutual Fund Shares Held	835	1,993	1,484	237	2,042
Units Outstanding	237	623	408	161	493
Accumulation Unit Value
Lowest	$2.611000	$3.954564	$5.272961	$3.034139	$8.232305
Highest	$32.973091	$53.649511	$69.988153	$219.337178	$114.873856

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$1,674	$1,451	$3,547	$1,411	$3,119
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	1,674	1,451	3,547	1,411	3,119

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	12	-	-
Total Liabilities	-	-	12	-	-

Total Net Assets	$1,674	$1,451	$3,535	$1,411	$3,119

Net Assets:
Accumulation Units	$1,663	$1,435	$3,008	$1,395	$2,972
Annuity Reserves	11	16	527	16	147

Total Net Assets	$1,674	$1,451	$3,535	$1,411	$3,119

Investments, at cost	$1,729	$1,362	$3,344	$1,404	$2,705
Mutual Fund Shares Held	1,098	566	2,232	724	1,419
Units Outstanding	239	311	758	197	720
Accumulation Unit Value
Lowest	$5.796731	$4.512394	$3.373252	$5.707720	$3.381574
Highest	$76.939667	$111.059508	$42.598863	$77.434521	$45.877239

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$2,772	$5,362	$4,509	$806	$1,565
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	2,772	5,362	4,509	806	1,565

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	20	-	14	4	19
Total Liabilities	20	-	14	4	19

Total Net Assets	$2,752	$5,362	$4,495	$802	$1,546

Net Assets:
Accumulation Units	$2,694	$5,114	$4,316	$795	$1,538
Annuity Reserves	58	248	179	7	8

Total Net Assets	$2,752	$5,362	$4,495	$802	$1,546

Investments, at cost	$2,334	$4,018	$3,740	$806	$1,550
Mutual Fund Shares Held	2,155	2,520	3,547	806	1,490
Units Outstanding	1,347	1,490	2,674	473	1,092
Accumulation Unit Value
Lowest	$1.695793	$3.332395	$1.375633	$1.475893	$1.231971
Highest	$21.416615	$9.223653	$17.372625	$50.470550	$15.556454

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Managed Division	High Yield Bond Division	Multi-Sector Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$6,847	$414	$1,310	$2,378	$4,450
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	6,847	414	1,310	2,378	4,450

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	19	20	21
Total Liabilities	-	-	19	20	21

Total Net Assets	$6,847	$414	$1,291	$2,358	$4,429

Net Assets:
Accumulation Units	$6,699	$414	$1,280	$2,340	$4,376
Annuity Reserves	148	-	11	18	53

Total Net Assets	$6,847	$414	$1,291	$2,358	$4,429

Investments, at cost	$7,372	$466	$1,388	$2,423	$4,422
Mutual Fund Shares Held	6,163	674	1,254	3,487	4,341
Units Outstanding	2,519	239	785	531	1,917
Accumulation Unit Value
Lowest	$2.651528	$1.468769	$1.421519	$4.388463	$1.928978
Highest	$265.496176	$18.547941	$17.950803	$77.343202	$24.358729

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Active/ Passive Conservative Division	Active/ Passive Balanced Division	Active/ Passive Moderate Division	Active/ Passive Aggressive Division	Active/ Passive Very Aggressive Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$4,627	$416	$505	$355
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	-	-	-	-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	-	4,627	416	505	355

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	-	-	-
Total Liabilities	-	-	-	-	-

Total Net Assets	$-	$4,627	$416	$505	$355

Net Assets:
Accumulation Units	$-	$4,400	$411	$505	$355
Annuity Reserves	-	227	5	-	-

Total Net Assets	$-	$4,627	$416	$505	$355

Investments, at cost	$-	$4,531	$396	$516	$346
Mutual Fund Shares Held	-	3,282	341	483	334
Units Outstanding	-	992	100	468	324
Accumulation Unit Value
Lowest	$1.041002	$3.327260	$3.311535	$1.074905	$1.090677
Highest	$1.048073	$349.400146	$44.925643	$1.082205	$1.098085

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Growth Division	Global Growth Division	New World Division		The Bond Division of America	Capital World Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-		$-	$-
American Funds Insurance Series	189	58	14		37	1
BlackRock Variable Series Funds	-	-	-		-	-
Columbia Funds Variable Insurance Trust	-	-	-		-	-
Credit Suisse Trust	-	-	-		-	-
Fidelity Variable Insurance Products Fund	-	-	-		-	-
John Hancock Variable Insurance Trust	-	-	-		-	-
Neuberger Berman Advisers Management Trust	-	-	-		-	-
Russell Investment Funds	-	-	-		-	-
Due from Northwestern Mutual Life Insurance Company	-	-	-		-	-
Total Assets	189	58	14		37	1

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-		-	-
Due to Participants	-	-	-		-	-
Total Liabilities	-	-	-		-	-

Total Net Assets	$189	$58	$14		$37	$1

Net Assets:
Accumulation Units	$189	$58	$14		$37	$1
Annuity Reserves	-	-	-		-	-

Total Net Assets	$189	$58	$14		$37	$1

Investments, at cost	$179	$57	$14		$38	$1
Mutual Fund Shares Held	1	2	—	(a)	4	—	(a)
Units Outstanding	167	52	12		36	1
Accumulation Unit Value
Lowest	$1.125479	$1.120916	$1.129114		$1.037646	$1.018351
Highest	$1.133110	$1.128521	$1.136777		$1.044694	$1.025277

(a)	Amount is less than 500.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	American High- Income Trust Division		International Index V.I. Division	Total Return V.I. Division	CVP Small Cap Value Division		Credit Suisse Trust Commodity Return Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-		$-	$-	$-		$-
American Funds Insurance Series	1		-	-	-		-
BlackRock Variable Series Funds	-		42	44	-		-
Columbia Funds Variable Insurance Trust	-		-	-	1		-
Credit Suisse Trust	-		-	-	-		1,755
Fidelity Variable Insurance Products Fund	-		-	-	-		-
John Hancock Variable Insurance Trust	-		-	-	-		-
Neuberger Berman Advisers Management Trust	-		-	-	-		-
Russell Investment Funds	-		-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-		-	-	-		-
Total Assets	1		42	44	1		1,755

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	-	-		-
Due to Participants	-		-	-	-		-
Total Liabilities	-		-	-	-		-

Total Net Assets	$1		$42	$44	$1		$1,755

Net Assets:
Accumulation Units	$1		$42	$44	$1		$1,735
Annuity Reserves	-		-	-	-		20

Total Net Assets	$1		$42	$44	$1		$1,755

Investments, at cost	$1		$42	$44	$1		$1,837
Mutual Fund Shares Held	-	(a)	3	4	-	(a)	88
Units Outstanding	1		38	42	1		238
Accumulation Unit Value
Lowest	$1.048925		$1.101832	$1.043989	$1.179032		$6.423659
Highest	$1.056051		$1.109302	$1.051083	$1.187042		$7.716443

(a)	Amount is less than 500.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division	Fidelity VIP Value Strategies Division	Fidelity VIP Healthcare Division		Fidelity VIP Technology Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-		$-
American Funds Insurance Series	-	-	-	-		-
BlackRock Variable Series Funds	-	-	-	-		-
Columbia Funds Variable Insurance Trust	-	-	-	-		-
Credit Suisse Trust	-	-	-	-		-
Fidelity Variable Insurance Products Fund	2,839	5,648	58	1		245
John Hancock Variable Insurance Trust	-	-	-	-		-
Neuberger Berman Advisers Management Trust	-	-	-	-		-
Russell Investment Funds	-	-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-	1	-	-		-
Total Assets	2,839	5,649	58	1		245

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-		-
Due to Participants	-	19	-	-		-
Total Liabilities	-	19	-	-		-

Total Net Assets	$2,839	$5,630	$58	$1		$245

Net Assets:
Accumulation Units	$2,828	$5,503	$58	$1		$245
Annuity Reserves	11	127	-	-		-

Total Net Assets	$2,839	$5,630	$58	$1		$245

Investments, at cost	$2,730	$4,582	$57	$1		$230
Mutual Fund Shares Held	76	94	4	—	(a)	5
Units Outstanding	271	827	51	1		206
Accumulation Unit Value
Lowest	$8.588802	$5.700750	$1.124746	$1.206219		$1.181165
Highest	$114.000450	$71.987452	$1.132373	$1.214403		$1.189176

(a)	Amount is less than 500.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	Fidelity VIP Bond Index Division		Disciplined Value International Trust Division	Real Estate Securities Trust Division	Strategic Income Opportunities Trust Division		AMT Quality Equity Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-		$-	$-	$-		$-
American Funds Insurance Series	-		-	-	-		-
BlackRock Variable Series Funds	-		-	-	-		-
Columbia Funds Variable Insurance Trust	-		-	-	-		-
Credit Suisse Trust	-		-	-	-		-
Fidelity Variable Insurance Products Fund	2		-	-	-		-
John Hancock Variable Insurance Trust	-		40	44	1		-
Neuberger Berman Advisers Management Trust	-		-	-	-		1,349
Russell Investment Funds	-		-	-	-		-
Due from Northwestern Mutual Life Insurance Company	-		-	-	-		-
Total Assets	2		40	44	1		1,349

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-		-	-	-		-
Due to Participants	-		-	-	-		20
Total Liabilities	-		-	-	-		20

Total Net Assets	$2		$40	$44	$1		$1,329

Net Assets:
Accumulation Units	$2		$40	$44	$1		$1,319
Annuity Reserves	-		-	-	-		10

Total Net Assets	$2		$40	$44	$1		$1,329

Investments, at cost	$2		$39	$44	$1		$986
Mutual Fund Shares Held	-	(a)	2	2	-	(a)	32
Units Outstanding	2		36	43	1		259
Accumulation Unit Value
Lowest	$1.030692		$1.126560	$1.016014	$1.037393		$4.331267
Highest	$1.037700		$1.134203	$1.022922	$1.044440		$54.693942

(a)	Amount is less than 500.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	Global Real Estate Securities Division	International Developed Markets Division	Strategic Bond Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-	$-
American Funds Insurance Series	-	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-	-
Credit Suisse Trust	-	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-	-
Russell Investment Funds	507	265	2,903	774	2,134
Due from Northwestern Mutual Life Insurance Company	-	-	-	-	-
Total Assets	507	265	2,903	774	2,134

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-	-
Due to Participants	-	-	4	21	-
Total Liabilities	-	-	4	21	-

Total Net Assets	$507	$265	$2,899	$753	$2,134

Net Assets:
Accumulation Units	$507	$265	$2,765	$753	$2,121
Annuity Reserves	-	-	134	-	13

Total Net Assets	$507	$265	$2,899	$753	$2,134

Investments, at cost	$428	$259	$2,915	$672	$2,372
Mutual Fund Shares Held	23	18	210	55	245
Units Outstanding	97	58	506	271	860
Accumulation Unit Value
Lowest	$4.232708	$4.265138	$4.557057	$2.596016	$1.985527
Highest	$59.063921	$59.517751	$63.592642	$36.225708	$27.705348

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Assets and Liabilities

Northwestern Mutual Variable Annuity Account C

December 31, 2025 (in thousands, except accumulation unit values)

	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Aggressive Strategy Division	LifePoints Equity Aggressive Strategy Division
Assets:
Investments, at fair value (1)
Northwestern Mutual Series Fund, Inc.	$-	$-	$-	$-
American Funds Insurance Series	-	-	-	-
BlackRock Variable Series Funds	-	-	-	-
Columbia Funds Variable Insurance Trust	-	-	-	-
Credit Suisse Trust	-	-	-	-
Fidelity Variable Insurance Products Fund	-	-	-	-
John Hancock Variable Insurance Trust	-	-	-	-
Neuberger Berman Advisers Management Trust	-	-	-	-
Russell Investment Funds	1,028	1,921	1,619	780
Due from Northwestern Mutual Life Insurance Company	-	-	-	-
Total Assets	1,028	1,921	1,619	780

Liabilities:
Due to Northwestern Mutual Life Insurance Company	-	-	-	-
Due to Participants	-	32	-	-
Total Liabilities	-	32	-	-

Total Net Assets	$1,028	$1,889	$1,619	$780

Net Assets:
Accumulation Units	$1,028	$1,889	$1,619	$780
Annuity Reserves	-	-	-	-

Total Net Assets	$1,028	$1,889	$1,619	$780

Investments, at cost	$981	$1,787	$1,416	$634
Mutual Fund Shares Held	100	185	144	70
Units Outstanding	515	829	654	348
Accumulation Unit Value
Lowest	$1.812998	$2.086379	$2.280586	$2.236630
Highest	$22.894820	$26.347710	$28.800587	$28.245345

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account C

For the Year Ended December 31, 2025 (in thousands)

	Growth Stock Division	Focused Appreciation Division	Large Cap Core Stock Division	Large Cap Blend Division	Index 500 Stock Division
Income:
Dividend income	$1	$-	$6	$5	$192
Expenses:
Mortality and expense risk charges	6	19	6	3	74
Net investment income (loss)	(5)	(19)	-	2	118
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	11	249	63	(3)	1,078
Realized gain distribution	25	687	151	124	620
Realized gains (losses)	36	936	214	121	1,698
Change in unrealized appreciation/(depreciation) of investments during the period	220	(197)	(63)	4	1,118
Net increase (decrease) in net assets resulting from operations	$251	$720	$151	$127	$2,934

	Large Company Value Division	Domestic Equity Division	Equity Income Division	Mid Cap Growth Stock Division	Index 400 Stock Division
Income:
Dividend income	$16	$55	$47	$-	$54
Expenses:
Mortality and expense risk charges	2	9	9	5	18
Net investment income (loss)	14	46	38	(5)	36
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(10)	(27)	4	7	38
Realized gain distribution	38	258	233	119	290
Realized gains (losses)	28	231	237	126	328
Change in unrealized appreciation/(depreciation) of investments during the period	52	121	54	(53)	(56)
Net increase (decrease) in net assets resulting from operations	$94	$398	$329	$68	$308

	Mid Cap Value Division	Small Cap Growth Stock Division	Index 600 Stock Division	Small Cap Value Division	International Growth Division
Income:
Dividend income	$41	$-	$40	$11	$26
Expenses:
Mortality and expense risk charges	7	5	11	4	11
Net investment income (loss)	34	(5)	29	7	15
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(7)	2	23	(15)	69
Realized gain distribution	107	72	169	133	111
Realized gains (losses)	100	74	192	118	180
Change in unrealized appreciation/(depreciation) of investments during the period	10	27	(35)	(22)	292
Net increase (decrease) in net assets resulting from operations	$144	$96	$186	$103	$487

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account C

For the Year Ended December 31, 2025 (in thousands)

	Research International Core Division	International Equity Division	Emerging Markets Equity Division	Government Money Market Division	Short-Term Bond Division
Income:
Dividend income	$47	$126	$48	$34	$63
Expenses:
Mortality and expense risk charges	8	18	14	4	7
Net investment income (loss)	39	108	34	30	56
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	48	89	40	-	-
Realized gain distribution	39	52	-	-	-
Realized gains (losses)	87	141	40	-	-
Change in unrealized appreciation/(depreciation) of investments during the period	391	1,296	1,121	-	20
Net increase (decrease) in net assets resulting from operations	$517	$1,545	$1,195	$30	$76

	Select Bond Division	Long-Term U.S. Government Bond Division	Inflation Managed Division	High Yield Bond Division	Multi-Sector Bond Division
Income:
Dividend income	$297	$14	$56	$138	$239
Expenses:
Mortality and expense risk charges	21	1	6	8	14
Net investment income (loss)	276	13	50	130	225
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(78)	(33)	(7)	(15)	(107)
Realized gain distribution	-	-	-	-	-
Realized gains (losses)	(78)	(33)	(7)	(15)	(107)
Change in unrealized appreciation/(depreciation) of investments during the period	259	44	32	65	288
Net increase (decrease) in net assets resulting from operations	$457	$24	$75	$180	$406

	Active/ Passive Conservative Division*	Active/ Passive Balanced Division	Active/ Passive Moderate Division	Active/ Passive Aggressive Division*	Active/ Passive Very Aggressive Division*
Income:
Dividend income	$-	$134	$9	$8	$5
Expenses:
Mortality and expense risk charges	-	18	1	-	-
Net investment income (loss)	-	116	8	8	5
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	(19)	(6)	-	-
Realized gain distribution	-	115	11	8	7
Realized gains (losses)	-	96	5	8	7
Change in unrealized appreciation/(depreciation) of investments during the period	-	303	38	(11)	9
Net increase (decrease) in net assets resulting from operations	$-	$515	$51	$5	$21

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account C

For the Year Ended December 31, 2025 (in thousands)

	Growth Division*	Global Growth Division*	New World Division*	The Bond Division of America*
Income:
Dividend income	$-	$1	$-	$1
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	-	1	-	1
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	-	-	-
Realized gain distribution	-	-	-	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/(depreciation) of investments during the period	10	1	-	(1)
Net increase (decrease) in net assets resulting from operations	$10	$2	$-	$-

	Capital World Bond Division*	American High- Income Trust Division*	International Index V.I. Division*	Total Return V.I. Division*
Income:
Dividend income	$-	$-	$1	$-
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	-	-	1	-
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	-	-	-
Realized gain distribution	-	-	-	-
Realized gains (losses)	-	-	-	-
Change in unrealized appreciation/(depreciation) of investments during the period	-	-	1	-
Net increase (decrease) in net assets resulting from operations	$-	$-	$2	$-

	CVP Small Cap Value Division*	Credit Suisse Trust Commodity Return Strategy Division	Fidelity VIP Mid Cap Division	Fidelity VIP Contrafund Division
Income:
Dividend income	$-	$75	$12	$7
Expenses:
Mortality and expense risk charges	-	6	9	21
Net investment income (loss)	-	69	3	(14)
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	(3)	51	435
Realized gain distribution	-	-	299	853
Realized gains (losses)	-	(3)	350	1,288
Change in unrealized appreciation/(depreciation) of investments during the period	-	177	(49)	(193)
Net increase (decrease) in net assets resulting from operations	$-	$243	$304	$1,081

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account C

For the Year Ended December 31, 2025 (in thousands)

	Fidelity VIP Value Strategies Division*	Fidelity VIP Healthcare Division*	Fidelity VIP Technology Division*	Fidelity VIP Bond Index Division*
Income:
Dividend income	$1	$-	$-	$-
Expenses:
Mortality and expense risk charges	-	-	-	-
Net investment income (loss)	1	-	-	-
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	-	1	-
Realized gain distribution	1	-	3	-
Realized gains (losses)	1	-	4	-
Change in unrealized appreciation/(depreciation) of investments during the period	1	-	15	-
Net increase (decrease) in net assets resulting from operations	$3	$-	$19	$-

	Disciplined Value International Trust Division*	Real Estate Securities Trust Division*	Strategic Income Opportunities Trust Division*	AMT Quality Equity Division
Income:
Dividend income	$-	$-	$-	$-
Expenses:
Mortality and expense risk charges	-	-	-	4
Net investment income (loss)	-	-	-	(4)
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	-	-	-	51
Realized gain distribution	-	-	-	78
Realized gains (losses)	-	-	-	129
Change in unrealized appreciation/(depreciation) of investments during the period	2	-	-	44
Net increase (decrease) in net assets resulting from operations	$2	$-	$-	$169

	U.S. Strategic Equity Division	U.S. Small Cap Equity Division	Global Real Estate Securities Division	International Developed Markets Division
Income:
Dividend income	$4	$2	$120	$14
Expenses:
Mortality and expense risk charges	2	1	12	2
Net investment income (loss)	2	1	108	12
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	42	(10)	(13)	26
Realized gain distribution	45	9	-	45
Realized gains (losses)	87	(1)	(13)	71
Change in unrealized appreciation/(depreciation) of investments during the period	(20)	20	122	91
Net increase (decrease) in net assets resulting from operations	$69	$20	$217	$174

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025.

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Operations

Northwestern Mutual Variable Annuity Account C

For the Year Ended December 31, 2025 (in thousands)

	Strategic Bond Division	LifePoints Moderate Strategy Division	LifePoints Balanced Strategy Division	LifePoints Aggressive Strategy Division
Income:
Dividend income	$97	$42	$69	$55
Expenses:
Mortality and expense risk charges	7	7	14	12
Net investment income (loss)	90	35	55	43
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(44)	1	12	21
Realized gain distribution	-	-	73	68
Realized gains (losses)	(44)	1	85	89
Change in unrealized appreciation/(depreciation) of investments during the period	100	70	103	115
Net increase (decrease) in net assets resulting from operations	$146	$106	$243	$247

	LifePoints Equity Aggressive Strategy Division
Income:
Dividend income	$25
Expenses:
Mortality and expense risk charges	9
Net investment income (loss)	16
Realized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2
Realized gain distribution	17
Realized gains (losses)	19
Change in unrealized appreciation/(depreciation) of investments during the period	79
Net increase (decrease) in net assets resulting from operations	$114

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Growth Stock Division		Focused Appreciation Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$(5)	$(4)	$(19)	$(20)
Net realized gains (losses)	36	14	936	993
Net change in unrealized appreciation/(depreciation)	220	356	(197)	358
Net increase (decrease) in net assets resulting from operations	251	366	720	1,331

Contract Transactions:
Contract owners’ net payments	7	60	105	244
Annuity payments	-	-	-	-
Surrenders and other (net)	(28)	(104)	(197)	(538)
Transfers from other divisions or sponsor	1,090	870	6,368	5,304
Transfers to other divisions or sponsor	(1,132)	(893)	(6,367)	(6,035)
Net increase (decrease) in net assets resulting from contract transactions	(63)	(67)	(91)	(1,025)

Net increase (decrease) in net assets	188	299	629	306

Net Assets:
Beginning of period	1,349	1,050	4,817	4,511
End of period	$1,537	$1,349	$5,446	$4,817

Units issued during the period	197	192	415	432
Units redeemed during the period	(208)	(203)	(420)	(521)
Net units issued (redeemed) during period	(11)	(11)	(5)	(89)

	Large Cap Core Stock Division		Large Cap Blend Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$-	$1	$2	$4
Net realized gains (losses)	214	95	121	198
Net change in unrealized appreciation/(depreciation)	(63)	72	4	(41)
Net increase (decrease) in net assets resulting from operations	151	168	127	161

Contract Transactions:
Contract owners’ net payments	21	35	4	52
Annuity payments	(1)	-	-	-
Surrenders and other (net)	(96)	(172)	(34)	(8)
Transfers from other divisions or sponsor	792	798	3,252	2,838
Transfers to other divisions or sponsor	(1,042)	(682)	(3,082)	(2,875)
Net increase (decrease) in net assets resulting from contract transactions	(326)	(21)	140	7

Net increase (decrease) in net assets	(175)	147	267	168

Net Assets:
Beginning of period	890	743	842	674
End of period	$715	$890	$1,109	$842

Units issued during the period	178	209	927	927
Units redeemed during the period	(245)	(212)	(889)	(921)
Net units issued (redeemed) during period	(67)	(3)	38	6

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Index 500 Stock Division		Large Company Value Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$118	$121	$14	$10
Net realized gains (losses)	1,698	2,355	28	17
Net change in unrealized appreciation/(depreciation)	1,118	1,175	52	38
Net increase (decrease) in net assets resulting from operations	2,934	3,651	94	65

Contract Transactions:
Contract owners’ net payments	553	561	25	42
Annuity payments	(100)	(87)	(1)	(1)
Surrenders and other (net)	(861)	(1,983)	(12)	(43)
Transfers from other divisions or sponsor	22,135	20,049	1,164	1,102
Transfers to other divisions or sponsor	(22,678)	(21,135)	(1,231)	(1,095)
Net increase (decrease) in net assets resulting from contract transactions	(951)	(2,595)	(55)	5

Net increase (decrease) in net assets	1,983	1,056	39	70

Net Assets:
Beginning of period	17,083	16,027	703	633
End of period	$19,066	$17,083	$742	$703

Units issued during the period	3,141	3,291	413	433
Units redeemed during the period	(3,249)	(3,571)	(432)	(433)
Net units issued (redeemed) during period	(108)	(280)	(19)	-

	Domestic Equity Division		Equity Income Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$46	$43	$38	$40
Net realized gains (losses)	231	209	237	65
Net change in unrealized appreciation/(depreciation)	121	(78)	54	136
Net increase (decrease) in net assets resulting from operations	398	174	329	241

Contract Transactions:
Contract owners’ net payments	34	97	59	91
Annuity payments	(3)	(2)	(2)	-
Surrenders and other (net)	(62)	(154)	(68)	(66)
Transfers from other divisions or sponsor	6,710	6,309	2,961	2,738
Transfers to other divisions or sponsor	(6,750)	(6,196)	(2,962)	(2,991)
Net increase (decrease) in net assets resulting from contract transactions	(71)	54	(12)	(228)

Net increase (decrease) in net assets	327	228	317	13

Net Assets:
Beginning of period	2,798	2,570	2,321	2,308
End of period	$3,125	$2,798	$2,638	$2,321

Units issued during the period	1,479	1,480	499	511
Units redeemed during the period	(1,496)	(1,468)	(505)	(555)
Net units issued (redeemed) during period	(17)	12	(6)	(44)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Mid Cap Growth Stock Division		Index 400 Stock Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$(5)	$(8)	$36	$32
Net realized gains (losses)	126	(13)	328	249
Net change in unrealized appreciation/(depreciation)	(53)	99	(56)	257
Net increase (decrease) in net assets resulting from operations	68	78	308	538

Contract Transactions:
Contract owners’ net payments	26	20	71	76
Annuity payments	-	-	(46)	(44)
Surrenders and other (net)	(110)	(486)	(106)	(419)
Transfers from other divisions or sponsor	1,037	967	9,908	9,203
Transfers to other divisions or sponsor	(1,109)	(1,011)	(9,675)	(9,242)
Net increase (decrease) in net assets resulting from contract transactions	(156)	(510)	152	(426)

Net increase (decrease) in net assets	(88)	(432)	460	112

Net Assets:
Beginning of period	810	1,242	4,298	4,186
End of period	$722	$810	$4,758	$4,298

Units issued during the period	365	368	994	965
Units redeemed during the period	(394)	(417)	(975)	(1,015)
Net units issued (redeemed) during period	(29)	(49)	19	(50)

	Mid Cap Value Division		Small Cap Growth Stock Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$34	$26	$(5)	$(1)
Net realized gains (losses)	100	26	74	(41)
Net change in unrealized appreciation/(depreciation)	10	76	27	210
Net increase (decrease) in net assets resulting from operations	144	128	96	168

Contract Transactions:
Contract owners’ net payments	35	28	35	36
Annuity payments	(1)	-	(2)	(2)
Surrenders and other (net)	(63)	(88)	(29)	(154)
Transfers from other divisions or sponsor	2,569	2,487	2,197	2,158
Transfers to other divisions or sponsor	(2,658)	(2,522)	(2,221)	(2,232)
Net increase (decrease) in net assets resulting from contract transactions	(118)	(95)	(20)	(194)

Net increase (decrease) in net assets	26	33	76	(26)

Net Assets:
Beginning of period	1,648	1,615	1,375	1,401
End of period	$1,674	$1,648	$1,451	$1,375

Units issued during the period	381	398	535	533
Units redeemed during the period	(398)	(414)	(541)	(564)
Net units issued (redeemed) during period	(17)	(16)	(6)	(31)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Index 600 Stock Division		Small Cap Value Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$29	$21	$7	$4
Net realized gains (losses)	192	74	118	(29)
Net change in unrealized appreciation/(depreciation)	(35)	86	(22)	139
Net increase (decrease) in net assets resulting from operations	186	181	103	114

Contract Transactions:
Contract owners’ net payments	44	55	30	9
Annuity payments	(40)	(38)	(1)	-
Surrenders and other (net)	(89)	(53)	(50)	(65)
Transfers from other divisions or sponsor	6,326	6,541	3,570	3,154
Transfers to other divisions or sponsor	(6,324)	(5,912)	(3,491)	(3,331)
Net increase (decrease) in net assets resulting from contract transactions	(83)	593	58	(233)

Net increase (decrease) in net assets	103	774	161	(119)

Net Assets:
Beginning of period	3,432	2,658	1,250	1,369
End of period	$3,535	$3,432	$1,411	$1,250

Units issued during the period	1,190	1,281	541	501
Units redeemed during the period	(1,211)	(1,125)	(531)	(540)
Net units issued (redeemed) during period	(21)	156	10	(39)

	International Growth Division		Research International Core Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$15	$12	$39	$34
Net realized gains (losses)	180	132	87	56
Net change in unrealized appreciation/(depreciation)	292	(21)	391	(21)
Net increase (decrease) in net assets resulting from operations	487	123	517	69

Contract Transactions:
Contract owners’ net payments	105	143	98	77
Annuity payments	(11)	(10)	(4)	(3)
Surrenders and other (net)	(100)	(112)	(132)	(85)
Transfers from other divisions or sponsor	5,396	5,050	4,059	4,249
Transfers to other divisions or sponsor	(5,441)	(5,022)	(4,027)	(4,296)
Net increase (decrease) in net assets resulting from contract transactions	(51)	49	(6)	(58)

Net increase (decrease) in net assets	436	172	511	11

Net Assets:
Beginning of period	2,683	2,511	2,241	2,230
End of period	$3,119	$2,683	$2,752	$2,241

Units issued during the period	1,264	1,303	2,222	2,562
Units redeemed during the period	(1,271)	(1,290)	(2,219)	(2,593)
Net units issued (redeemed) during period	(7)	13	3	(31)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	International Equity Division		Emerging Markets Equity Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$108	$105	$34	$40
Net realized gains (losses)	141	38	40	19
Net change in unrealized appreciation/(depreciation)	1,296	26	1,121	70
Net increase (decrease) in net assets resulting from operations	1,545	169	1,195	129

Contract Transactions:
Contract owners’ net payments	192	77	131	116
Annuity payments	(22)	(15)	(15)	(13)
Surrenders and other (net)	(215)	(584)	(143)	(160)
Transfers from other divisions or sponsor	8,799	8,254	7,039	6,918
Transfers to other divisions or sponsor	(9,144)	(8,127)	(7,331)	(6,807)
Net increase (decrease) in net assets resulting from contract transactions	(390)	(395)	(319)	54

Net increase (decrease) in net assets	1,155	(226)	876	183

Net Assets:
Beginning of period	4,207	4,433	3,619	3,436
End of period	$5,362	$4,207	$4,495	$3,619

Units issued during the period	2,902	3,246	4,795	5,409
Units redeemed during the period	(3,042)	(3,312)	(4,987)	(5,369)
Net units issued (redeemed) during period	(140)	(66)	(192)	40

	Government Money Market Division		Short-Term Bond Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$30	$33	$56	$36
Net realized gains (losses)	-	-	-	(3)
Net change in unrealized appreciation/(depreciation)	-	-	20	23
Net increase (decrease) in net assets resulting from operations	30	33	76	56

Contract Transactions:
Contract owners’ net payments	91	325	62	20
Annuity payments	-	-	-	-
Surrenders and other (net)	(1,247)	(1,187)	(79)	(45)
Transfers from other divisions or sponsor	1,947	1,534	3,097	2,646
Transfers to other divisions or sponsor	(888)	(692)	(2,964)	(2,676)
Net increase (decrease) in net assets resulting from contract transactions	(97)	(20)	116	(55)

Net increase (decrease) in net assets	(67)	13	192	1

Net Assets:
Beginning of period	869	856	1,354	1,353
End of period	$802	$869	$1,546	$1,354

Units issued during the period	1,377	1,329	2,228	1,975
Units redeemed during the period	(1,457)	(1,346)	(2,141)	(2,018)
Net units issued (redeemed) during period	(80)	(17)	87	(43)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Select Bond Division		Long-Term U.S. Government Bond Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$276	$222	$13	$13
Net realized gains (losses)	(78)	(74)	(33)	(69)
Net change in unrealized appreciation/(depreciation)	259	(64)	44	32
Net increase (decrease) in net assets resulting from operations	457	84	24	(24)

Contract Transactions:
Contract owners’ net payments	44	134	-	9
Annuity payments	(24)	(22)	-	-
Surrenders and other (net)	(312)	(507)	(40)	(19)
Transfers from other divisions or sponsor	13,416	11,803	1,063	1,027
Transfers to other divisions or sponsor	(13,145)	(10,782)	(1,041)	(1,051)
Net increase (decrease) in net assets resulting from contract transactions	(21)	626	(18)	(34)

Net increase (decrease) in net assets	436	710	6	(58)

Net Assets:
Beginning of period	6,411	5,701	408	466
End of period	$6,847	$6,411	$414	$408

Units issued during the period	5,192	4,818	633	622
Units redeemed during the period	(5,201)	(4,507)	(643)	(640)
Net units issued (redeemed) during period	(9)	311	(10)	(18)

	Inflation Managed Division		High Yield Bond Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$50	$32	$130	$130
Net realized gains (losses)	(7)	(15)	(15)	(12)
Net change in unrealized appreciation/(depreciation)	32	-	65	7
Net increase (decrease) in net assets resulting from operations	75	17	180	125

Contract Transactions:
Contract owners’ net payments	51	18	37	56
Annuity payments	-	-	(3)	(2)
Surrenders and other (net)	(72)	(53)	(117)	(141)
Transfers from other divisions or sponsor	2,329	2,254	3,761	3,614
Transfers to other divisions or sponsor	(2,312)	(2,268)	(3,772)	(3,542)
Net increase (decrease) in net assets resulting from contract transactions	(4)	(49)	(94)	(15)

Net increase (decrease) in net assets	71	(32)	86	110

Net Assets:
Beginning of period	1,220	1,252	2,272	2,162
End of period	$1,291	$1,220	$2,358	$2,272

Units issued during the period	1,446	1,450	893	931
Units redeemed during the period	(1,448)	(1,481)	(917)	(933)
Net units issued (redeemed) during period	(2)	(31)	(24)	(2)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Multi-Sector Bond Division		Active/Passive Conservative Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$225	$185	$-
Net realized gains (losses)	(107)	(38)	-
Net change in unrealized appreciation/(depreciation)	288	81	-
Net increase (decrease) in net assets resulting from operations	406	228	-

Contract Transactions:
Contract owners’ net payments	27	100	-
Annuity payments	(3)	(2)	-
Surrenders and other (net)	(270)	(136)	-
Transfers from other divisions or sponsor	11,164	10,265	-
Transfers to other divisions or sponsor	(11,349)	(9,755)	-
Net increase (decrease) in net assets resulting from contract transactions	(431)	472	-

Net increase (decrease) in net assets	(25)	700	-

Net Assets:
Beginning of period	4,454	3,754	-
End of period	$4,429	$4,454	$-

Units issued during the period	5,114	5,105	-
Units redeemed during the period	(5,322)	(4,877)	-
Net units issued (redeemed) during period	(208)	228	-

	Active/Passive Balanced Division		Active/Passive Moderate Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$116	$91	$8	$6
Net realized gains (losses)	96	(58)	5	9
Net change in unrealized appreciation/(depreciation)	303	342	38	14
Net increase (decrease) in net assets resulting from operations	515	375	51	29

Contract Transactions:
Contract owners’ net payments	88	60	56	42
Annuity payments	(18)	(17)	-	-
Surrenders and other (net)	(391)	(904)	(12)	(8)
Transfers from other divisions or sponsor	1,404	1,424	480	468
Transfers to other divisions or sponsor	(1,386)	(2,053)	(555)	(442)
Net increase (decrease) in net assets resulting from contract transactions	(303)	(1,490)	(31)	60

Net increase (decrease) in net assets	212	(1,115)	20	89

Net Assets:
Beginning of period	4,415	5,530	396	307
End of period	$4,627	$4,415	$416	$396

Units issued during the period	439	480	139	145
Units redeemed during the period	(437)	(753)	(148)	(128)
Net units issued (redeemed) during period	2	(273)	(9)	17

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Active/Passive Aggressive Division	Active/Passive Very Aggressive Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$8	$5
Net realized gains (losses)	8	7
Net change in unrealized appreciation/(depreciation)	(11)	9
Net increase (decrease) in net assets resulting from operations	5	21

Contract Transactions:
Contract owners’ net payments	500	19
Annuity payments	-	-
Surrenders and other (net)	-	(1)
Transfers from other divisions or sponsor	-	316
Transfers to other divisions or sponsor	-	-
Net increase (decrease) in net assets resulting from contract transactions	500	334

Net increase (decrease) in net assets	505	355

Net Assets:
Beginning of period	-	-
End of period	$505	$355

Units issued during the period	468	324
Units redeemed during the period	-	-
Net units issued (redeemed) during period	468	324

	Growth Division	Global Growth Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$1
Net realized gains (losses)	-	-
Net change in unrealized appreciation/(depreciation)	10	1
Net increase (decrease) in net assets resulting from operations	10	2

Contract Transactions:
Contract owners’ net payments	19	24
Annuity payments	-	-
Surrenders and other (net)	-	-
Transfers from other divisions or sponsor	168	58
Transfers to other divisions or sponsor	(8)	(26)
Net increase (decrease) in net assets resulting from contract transactions	179	56

Net increase (decrease) in net assets	189	58

Net Assets:
Beginning of period	-	-
End of period	$189	$58

Units issued during the period	174	76
Units redeemed during the period	(7)	(24)
Net units issued (redeemed) during period	167	52

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	New World Division	The Bond Division of America
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$1
Net realized gains (losses)	-	-
Net change in unrealized appreciation/(depreciation)	-	(1)
Net increase (decrease) in net assets resulting from operations	-	-

Contract Transactions:
Contract owners’ net payments	9	38
Annuity payments	-	-
Surrenders and other (net)	-	(2)
Transfers from other divisions or sponsor	13	7
Transfers to other divisions or sponsor	(8)	(6)
Net increase (decrease) in net assets resulting from contract transactions	14	37

Net increase (decrease) in net assets	14	37

Net Assets:
Beginning of period	-	-
End of period	$14	$37

Units issued during the period	19	43
Units redeemed during the period	(7)	(7)
Net units issued (redeemed) during period	12	36

	Capital World Bond Division	American High-Income Trust Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$-
Net realized gains (losses)	-	-
Net change in unrealized appreciation/(depreciation)	-	-
Net increase (decrease) in net assets resulting from operations	-	-

Contract Transactions:
Contract owners’ net payments	1	1
Annuity payments	-	-
Surrenders and other (net)	-	-
Transfers from other divisions or sponsor	3	3
Transfers to other divisions or sponsor	(3)	(3)
Net increase (decrease) in net assets resulting from contract transactions	1	1

Net increase (decrease) in net assets	1	1

Net Assets:
Beginning of period	-	-
End of period	$1	$1

Units issued during the period	3	3
Units redeemed during the period	(2)	(2)
Net units issued (redeemed) during period	1	1

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	International Index V.I. Division	Total Return V.I. Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$1	$-
Net realized gains (losses)	-	-
Net change in unrealized appreciation/(depreciation)	1	-
Net increase (decrease) in net assets resulting from operations	2	-

Contract Transactions:
Contract owners’ net payments	10	3
Annuity payments	-	-
Surrenders and other (net)	-	-
Transfers from other divisions or sponsor	48	60
Transfers to other divisions or sponsor	(18)	(19)
Net increase (decrease) in net assets resulting from contract transactions	40	44

Net increase (decrease) in net assets	42	44

Net Assets:
Beginning of period	-	-
End of period	$42	$44

Units issued during the period	55	61
Units redeemed during the period	(17)	(19)
Net units issued (redeemed) during period	38	42

	CVP Small Cap Value Division	Credit Suisse Trust Commodity Return Strategy Division
	Period Ended December 31, 2025 *	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$-	$69	$45
Net realized gains (losses)	-	(3)	(3)
Net change in unrealized appreciation/(depreciation)	-	177	36
Net increase (decrease) in net assets resulting from operations	-	243	78

Contract Transactions:
Contract owners’ net payments	1	37	40
Annuity payments	-	(3)	(2)
Surrenders and other (net)	-	(67)	(103)
Transfers from other divisions or sponsor	3	3,463	3,517
Transfers to other divisions or sponsor	(3)	(3,574)	(3,336)
Net increase (decrease) in net assets resulting from contract transactions	1	(144)	116

Net increase (decrease) in net assets	1	99	194

Net Assets:
Beginning of period	-	1,656	1,462
End of period	$1	$1,755	$1,656

Units issued during the period	3	508	573
Units redeemed during the period	(2)	(530)	(553)
Net units issued (redeemed) during period	1	(22)	20

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Fidelity VIP Mid Cap Division		Fidelity VIP Contrafund Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$3 $	4	$(14)	$(10)
Net realized gains (losses)	350	374	1,288	802
Net change in unrealized appreciation/(depreciation)	(49)	24	(193)	541
Net increase (decrease) in net assets resulting from operations	304	402	1,081	1,333

Contract Transactions:
Contract owners’ net payments	52	32	148	144
Annuity payments	(1)	-	(9)	(6)
Surrenders and other (net)	(53)	(152)	(134)	(125)
Transfers from other divisions or sponsor	4,003	3,712	5,770	5,522
Transfers to other divisions or sponsor	(4,084)	(3,767)	(6,399)	(5,771)
Net increase (decrease) in net assets resulting from contract transactions	(83)	(175)	(624)	(236)

Net increase (decrease) in net assets	221	227	457	1,097

Net Assets:
Beginning of period	2,618	2,391	5,173	4,076
End of period	$2,839	$2,618	$5,630	$5,173

Units issued during the period	421	414	969	1,106
Units redeemed during the period	(430)	(435)	(1,065)	(1,150)
Net units issued (redeemed) during period	(9)	(21)	(96)	(44)

	Fidelity VIP Value Strategies Division		Fidelity VIP Healthcare Division
	Period Ended December 31, 2025 *		Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$1		$-
Net realized gains (losses)	1		-
Net change in unrealized appreciation/(depreciation)	1		-
Net increase (decrease) in net assets resulting from operations	3		-

Contract Transactions:
Contract owners’ net payments	12		1
Annuity payments	-		-
Surrenders and other (net)	-		-
Transfers from other divisions or sponsor	52		3
Transfers to other divisions or sponsor	(9)		(3)
Net increase (decrease) in net assets resulting from contract transactions	55		1

Net increase (decrease) in net assets	58		1

Net Assets:
Beginning of period	-		-
End of period	$58		$1

Units issued during the period	60		3
Units redeemed during the period	(9)		(2)
Net units issued (redeemed) during period	51		1

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Fidelity VIP Technology Division	Fidelity VIP Bond Index Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$-
Net realized gains (losses)	4	-
Net change in unrealized appreciation/(depreciation)	15	-
Net increase (decrease) in net assets resulting from operations	19	-

Contract Transactions:
Contract owners’ net payments	40	-
Annuity payments	-	-
Surrenders and other (net)	-	-
Transfers from other divisions or sponsor	202	10
Transfers to other divisions or sponsor	(16)	(8)
Net increase (decrease) in net assets resulting from contract transactions	226	2

Net increase (decrease) in net assets	245	2

Net Assets:
Beginning of period	-	-
End of period	$245	$2

Units issued during the period	220	10
Units redeemed during the period	(14)	(8)
Net units issued (redeemed) during period	206	2

	Disciplined Value International Trust Division	Real Estate Securities Trust Division
	Period Ended December 31, 2025 *	Period Ended December 31, 2025 *
Operations:
Net investment income (loss)	$-	$-
Net realized gains (losses)	-	-
Net change in unrealized appreciation/(depreciation)	2	-
Net increase (decrease) in net assets resulting from operations	2	-

Contract Transactions:
Contract owners’ net payments	6	9
Annuity payments	-	-
Surrenders and other (net)	-	-
Transfers from other divisions or sponsor	47	50
Transfers to other divisions or sponsor	(15)	(15)
Net increase (decrease) in net assets resulting from contract transactions	38	44

Net increase (decrease) in net assets	40	44

Net Assets:
Beginning of period	-	-
End of period	$40	$44

Units issued during the period	49	58
Units redeemed during the period	(13)	(15)
Net units issued (redeemed) during period	36	43

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Strategic Income Opportunities Trust Division		AMT Quality Equity Division
	Period Ended December 31, 2025 *		Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$-		$(4)	$(1)
Net realized gains (losses)	-		129	157
Net change in unrealized appreciation/(depreciation)	-		44	112
Net increase (decrease) in net assets resulting from operations	-		169	268

Contract Transactions:
Contract owners’ net payments	-		18	71
Annuity payments	-		-	-
Surrenders and other (net)	-		(89)	(26)
Transfers from other divisions or sponsor	7		2,149	2,171
Transfers to other divisions or sponsor	(6)		(2,174)	(2,319)
Net increase (decrease) in net assets resulting from contract transactions	1		(96)	(103)

Net increase (decrease) in net assets	1		73	165

Net Assets:
Beginning of period	-		1,256	1,091
End of period	$1		$1,329	$1,256

Units issued during the period	7		457	544
Units redeemed during the period	(6)		(477)	(567)
Net units issued (redeemed) during period	1		(20)	(23)

	U.S. Strategic Equity Division		U.S. Small Cap Equity Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$2	$3	$1	$2
Net realized gains (losses)	87	58	(1)	23
Net change in unrealized appreciation/(depreciation)	(20)	27	20	(5)
Net increase (decrease) in net assets resulting from operations	69	88	20	20

Contract Transactions:
Contract owners’ net payments	14	55	4	1
Annuity payments	-	-	-	-
Surrenders and other (net)	(22)	(9)	(14)	(6)
Transfers from other divisions or sponsor	702	618	263	283
Transfers to other divisions or sponsor	(772)	(670)	(270)	(301)
Net increase (decrease) in net assets resulting from contract transactions	(78)	(6)	(17)	(23)

Net increase (decrease) in net assets	(9)	82	3	(3)

Net Assets:
Beginning of period	516	434	262	265
End of period	$507	$516	$265	$262

Units issued during the period	145	150	61	66
Units redeemed during the period	(160)	(152)	(64)	(72)
Net units issued (redeemed) during period	(15)	(2)	(3)	(6)

*	For the period July 1, 2025 (commencement of operations) to December 31, 2025

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	Global Real Estate Securities Division		International Developed Markets Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$108	$50	$12	$17
Net realized gains (losses)	(13)	(25)	71	16
Net change in unrealized appreciation/(depreciation)	122	8	91	(19)
Net increase (decrease) in net assets resulting from operations	217	33	174	14

Contract Transactions:
Contract owners’ net payments	43	62	75	31
Annuity payments	(11)	(11)	-	-
Surrenders and other (net)	(104)	(172)	(106)	(65)
Transfers from other divisions or sponsor	5,010	4,690	1,247	1,115
Transfers to other divisions or sponsor	(4,948)	(4,672)	(1,241)	(1,299)
Net increase (decrease) in net assets resulting from contract transactions	(10)	(103)	(25)	(218)

Net increase (decrease) in net assets	207	(70)	149	(204)

Net Assets:
Beginning of period	2,692	2,762	604	808
End of period	$2,899	$2,692	$753	$604

Units issued during the period	843	832	521	537
Units redeemed during the period	(846)	(852)	(529)	(640)
Net units issued (redeemed) during period	(3)	(20)	(8)	(103)

	Strategic Bond Division		LifePoints Moderate Strategy Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$90	$94	$35	$26
Net realized gains (losses)	(44)	(29)	1	(6)
Net change in unrealized appreciation/(depreciation)	100	(54)	70	36
Net increase (decrease) in net assets resulting from operations	146	11	106	56

Contract Transactions:
Contract owners’ net payments	17	25	2	2
Annuity payments	(1)	-	-	-
Surrenders and other (net)	(128)	(93)	-	(22)
Transfers from other divisions or sponsor	5,383	4,999	-	210
Transfers to other divisions or sponsor	(5,384)	(4,753)	-	(283)
Net increase (decrease) in net assets resulting from contract transactions	(113)	178	2	(93)

Net increase (decrease) in net assets	33	189	108	(37)

Net Assets:
Beginning of period	2,101	1,912	920	957
End of period	$2,134	$2,101	$1,028	$920

Units issued during the period	2,268	2,193	2	112
Units redeemed during the period	(2,319)	(2,114)	-	(161)
Net units issued (redeemed) during period	(51)	79	2	(49)

The Accompanying Notes are an Integral Part of the Financial Statements.

Statements of Changes in Net Assets

Northwestern Mutual Variable Annuity Account C

(in thousands)

	LifePoints Balanced Strategy Division		LifePoints Aggressive Strategy Division
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$55	$37	$43	$25
Net realized gains (losses)	85	5	89	12
Net change in unrealized appreciation/(depreciation)	103	93	115	120
Net increase (decrease) in net assets resulting from operations	243	135	247	157

Contract Transactions:
Contract owners’ net payments	65	147	6	5
Annuity payments	-	-	-	-
Surrenders and other (net)	(178)	(87)	(157)	(73)
Transfers from other divisions or sponsor	4,148	4,008	2,492	2,264
Transfers to other divisions or sponsor	(4,145)	(4,030)	(2,488)	(2,264)
Net increase (decrease) in net assets resulting from contract transactions	(110)	38	(147)	(68)

Net increase (decrease) in net assets	133	173	100	89

Net Assets:
Beginning of period	1,756	1,583	1,519	1,430
End of period	$1,889 $	1,756	$1,619	$1,519

Units issued during the period	1,842	1,977	1,000	1,005
Units redeemed during the period	(1,892)	(1,960)	(1,060)	(1,035)
Net units issued (redeemed) during period	(50)	17	(60)	(30)

	LifePoints Equity Aggressive Strategy Division
	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$16	$7
Net realized gains (losses)	19	1
Net change in unrealized appreciation/(depreciation)	79	61
Net increase (decrease) in net assets resulting from operations	114	69

Contract Transactions:
Contract owners’ net payments	4	3
Annuity payments	-	-
Surrenders and other (net)	-	-
Transfers from other divisions or sponsor	4	-
Transfers to other divisions or sponsor	-	-
Net increase (decrease) in net assets resulting from contract transactions	8	3

Net increase (decrease) in net assets	122	72

Net Assets:
Beginning of period	658	586
End of period	$780	$658

Units issued during the period	4	2
Units redeemed during the period	-	-
Net units issued (redeemed) during period	4	2

NOTES TO FINANCIAL STATEMENTS

1.	Organization

Northwestern Mutual Variable Annuity Account C (“the Account”) is registered as a unit investment trust under the Investment Company Act of 1940 and is a segregated asset account of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual” or “sponsor”) used to fund unallocated group combination variable annuity contracts (“contracts”) to provide retirement annuity benefits for self-employed persons and their eligible employees and individual flexible payment deferred variable annuity contracts (“Network Edition”) of certain eligible persons. Three versions of the contract are currently offered: Front Load contracts with a sales charge up to 4.50% of purchase payments; Simplified Load contracts with an installment fee of $750; and Network Edition contracts with no sales or withdrawal charges.

All assets of each Division of the Account are invested in shares of the corresponding Portfolio of Northwestern Mutual Series Fund, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Columbia Funds Variable Insurance Trust, Credit Suisse Trust, Fidelity Variable Insurance Products Fund, John Hancock Variable Insurance Trust, Neuberger Berman Advisers Management Trust, and Russell Investment Funds (collectively known as “the Funds”). The Funds are open-end investment companies registered under the Investment Company Act of 1940. The financial statements for the Funds should be read in conjunction with the financial statements of the Divisions. Each Division of the Account indirectly bears exposure to the market, credit and liquidity risks of the Fund in which it invests.

The following Division names changed in 2025:

Former Name	New Name	Effective Date

Inflation Protection Division	Inflation Managed Division	September 15, 2025

Balanced Division	Active/Passive Balanced Division	July 1, 2025

Asset Allocation Division	Active/Passive Moderate Division	July 1, 2025

AMT Sustainable Equity Division	AMT Quality Equity Division	July 28, 2025

LifePoints Growth Strategy Division	LifePoints Aggressive Strategy Division	May 1, 2025

LifePoints Equity Growth Strategy Division	LifePoints Equity Aggressive Strategy Division	May 1, 2025

2.	Significant Accounting Policies

A.

Use of Estimates – The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

B.

Investment Valuation – Shares of the Funds are valued at each Fund’s offering and redemption prices per share. As of December 31, 2025, all of the Account’s investments are identified as Level 1 securities for valuation purposes under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification. Level 1 fair value is determined by unadjusted quoted prices in active markets for identical securities. Level 2 fair value is determined by other significant observable inputs (including quoted prices for similar securities). Level 3 fair value is determined by significant unobservable inputs (including the Account’s own assumptions in determining fair value). All changes in fair value are recorded as change in unrealized appreciation/ (depreciation) of investments during the period in the statements of operations of the applicable Division.

NOTES TO FINANCIAL STATEMENTS

C.

Investment Income, Securities Transactions and Contract Dividends – Transactions in the Funds’ shares are accounted for on the trade date. The basis for determining cost on sale of the Funds’ shares is identified cost. Dividend income and distributions of net realized gains from the Funds are reinvested in additional shares of the respective portfolios of the Funds and are recorded on the ex-date of the dividends. Certain contracts are eligible to receive contract dividends from Northwestern Mutual. Any contract dividends reinvested in the Account are reflected in Contract owners’ net payments in the accompanying financial statements.

D.

Due to Participants – Upon notification of death of the contract owner or maturity of a contract, a liability is recorded and is included in Due to Participants in the accompanying financial statements.

E.

Annuity Reserves – Annuity reserves represent the present value of all future payments on current variable income plans and are represented as annuity reserves in the statements of assets and liabilities. Annuity reserves are based on published annuity tables with age adjustment and interest based on actual investment experience and assumed investment rates of 3.50% or 5.00%. For those contract holders that elect a fixed income plan option, the values accumulated are transferred out of the Account to the sponsor and all related payouts are funded by Northwestern Mutual.

F.

Taxes – Northwestern Mutual is taxed as a “life insurance company” under the Internal Revenue Code. The operations of the Account are included in Northwestern Mutual’s consolidated income tax return. Under current law, no federal income taxes are payable with respect to the Account. Accordingly, no provision for any such liability has been made.

G.

Segment Reporting – Collectively, the Variable Insurance Product Underlying Funds Committee and Vice President of Insurance Solutions of Northwestern Mutual, act as the Account’s chief operating decision maker (“CODM”) assessing performance and making decisions about resource allocation. The CODM periodically reviews information regarding each Division’s net assets, net cash flows, and total return. The CODM has determined that each Division is a single operating segment based on the fact that the CODM monitors the operating results of each Division as a whole. The financial information provided to and reviewed by the CODM is consistent with that presented within each Division’s Statement of Operations, Statements of Changes in Net Assets, and Financial Highlights.

3.	Purchases and Sales of Investments

Purchases and sales of the Funds’ shares for the year ended December 31, 2025 were as follows (amounts in thousands):

Fund Name	Purchases	Sales
Growth Stock Division	$40	$83
Focused Appreciation Division	1,223	647
Large Cap Core Stock Division	355	529
Large Cap Blend Division	354	87
Index 500 Stock Division	2,039	2,226
Large Company Value Division	94	97
Domestic Equity Division	533	300
Equity Income Division	424	165
Mid Cap Growth Stock Division	196	238
Index 400 Stock Division	785	301
Mid Cap Value Division	259	237

NOTES TO FINANCIAL STATEMENTS

Fund Name	Purchases	Sales
Small Cap Growth Stock Division	$232	$185
Index 600 Stock Division	467	329
Small Cap Value Division	313	115
International Growth Division	351	277
Research International Core Division	397	306
International Equity Division	527	756
Emerging Markets Equity Division	316	588
Government Money Market Division	1,732	1,795
Short-Term Bond Division	313	121
Select Bond Division	854	600
Long-Term U.S. Government Bond Division	64	69
Inflation Managed Division	169	104
High Yield Bond Division	239	183
Multi-Sector Bond Division	769	955
Active/Passive Conservative Division	-	-
Active/Passive Balanced Division	360	438
Active/Passive Moderate Division	76	90
Active/Passive Aggressive Division	517	-
Active/Passive Very Aggressive Division	347	1
Growth Division	179	-
Global Growth Division	57	-
New World Division	14	-
The Bond Division of America	41	2
Capital World Bond Division	1	-
American High-Income Trust Division	1	-
International Index V.I. Division	42	-
Total Return V.I. Division	44	-
CVP Small Cap Value Division	1	-
Credit Suisse Trust Commodity Return Strategy Division	229	303
Fidelity VIP Mid Cap Division	521	301
Fidelity VIP Contrafund Division	1,227	994
Fidelity VIP Value Strategies Division	57	-
Fidelity VIP Healthcare Division	1	-
Fidelity VIP Technology Division	241	12
Fidelity VIP Bond Index Division	2	-
Disciplined Value International Trust Division	39	-
Real Estate Securities Trust Division	44	-
Strategic Income Opportunities Trust Division	2	-
AMT Quality Equity Division	167	169
U.S. Strategic Equity Division	71	102
U.S. Small Cap Equity Division	27	34
Global Real Estate Securities Division	392	291
International Developed Markets Division	221	167
Strategic Bond Division	270	294
LifePoints Moderate Strategy Division	45	7
LifePoints Balanced Strategy Division	209	159
LifePoints Aggressive Strategy Division	132	169
LifePoints Equity Aggressive Strategy Division	50	9

NOTES TO FINANCIAL STATEMENTS

4.	Expenses and Related Party Transactions

A deduction for mortality and expense risks is determined daily and paid to Northwestern Mutual as compensation for assuming the risk that annuity payments will continue for longer periods than anticipated because the annuitants as a group live longer than expected, and the risk that the charges made by Northwestern Mutual may be insufficient to cover the actual costs incurred in connection with the contracts.

For contracts issued prior to December 17, 1981 or beginning May 1, 1984 and prior to January 6, 1992 there is no deduction for mortality and expense risks. For those contracts issued beginning May 1, 1984 and prior to January 6, 1992 the rates may be increased by the Board of Trustees of Northwestern Mutual, not to exceed a 0.25% annual rate.

There are no contracts outstanding that were issued prior to May 1, 1984.

For contracts issued on or after January 6, 1992, for the Front Load version and the Simplified Load version, the deduction for mortality and expense risks is determined daily at annual rates of 0.65% and 1.25%, respectively, of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. For these contracts, the rates may be increased or decreased by the Board of Trustees of Northwestern Mutual not to exceed 1.00% and 1.50% annual rates, respectively.

For Network Edition contracts issued on or after October 16, 2006, effective May 1, 2025 the deduction for mortality and expense risks is determined daily at an annual rate of 0.30% of the net assets of each Division attributable to these contracts and is paid to Northwestern Mutual. Prior to May 1, 2025, the deduction for mortality and expense risks was determined daily at an annual rate of 0.35%. For these contracts, the rate may be increased by the Board of Trustees of Northwestern Mutual not to exceed 0.75% annual rate.

5.	Subsequent Events

Effective April 1, 2026, the name of the Credit Suisse Trust Commodity Return Strategy Division was changed to the Cantor Fitzgerald Commodity Return Strategy Division.

6.	Financial Highlights

The following is a summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the periods presented for each contract that had outstanding units as of and for the period ended December 31, 2025. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)				Total Return Corresponding to Lowest to Highest Expense Ratio(1)
Growth Stock Division
2025	165	$15.465561	to	$229.686303	$1,537	0.09%	0.00%	to	1.25%	17.92%	to	19.40%
2024	176	13.114924	to	192.362205	1,349	0.10	0.00	to	1.25	36.10	to	37.82
2023	187	9.636073	to	139.569955	1,050	0.04	0.00	to	1.25	47.84	to	49.69
2022	204	6.517806	to	93.238655	717	0.00	0.00	to	1.25	(39.46)	to	(38.70)
2021	163	10.765725	to	152.095850	1,014	0.00 (2)	0.00	to	1.25	15.22	to	16.67
Focused Appreciation Division
2025	327	$13.766703	to	$16.881734	$5,446	0.00%	0.32%	to	1.25%	13.48%	to	14.55%
2024	332	12.131021	to	14.738066	4,817	0.00	0.35	to	1.25	32.75	to	33.95
2023	421	9.138455	to	11.002409	4,511	0.00	0.35	to	1.25	49.13	to	50.47
2022	428	6.127912	to	7.312168	3,067	0.01	0.35	to	1.25	(28.72)	to	(28.08)
2021	409	8.597069	to	108.543824	4,076	0.17	0.00	to	1.25	17.43	to	18.90
Large Cap Core Stock Division
2025	110	$4.990953	to	$9.829210	$715	0.63%	0.32%	to	1.25%	15.14%	to	16.22%
2024	177	4.294491	to	8.536744	890	0.65	0.35	to	1.25	20.63	to	21.72
2023	180	3.528028	to	7.076895	743	1.02	0.35	to	1.25	24.23	to	25.35
2022	186	2.814643	to	5.696639	608	0.89	0.35	to	1.25	(19.89)	to	(19.16)
2021	175	7.110610	to	100.458713	711	0.79	0.00	to	1.25	23.55	to	25.10
Large Cap Blend Division
2025	292	$3.230912	to	$3.822434	$1,109	0.55%	0.32%	to	1.25%	12.92%	to	13.98%
2024	254	2.861147	to	3.353594	842	0.86	0.35	to	1.25	22.32	to	23.43
2023	248	2.717065	to	2.717065	674	0.83	0.35	to	0.35	20.19	to	20.19
2022	252	2.260679	to	2.260679	569	0.62	0.35	to	0.35	(14.08)	to	(14.08)
2021	230	2.306054	to	27.701179	604	0.65	0.00	to	1.25	16.99	to	18.46
Index 500 Stock Division
2025	2,288	$25.826711	to	$408.698720	$19,066	1.06%	0.00%	to	1.25%	16.18%	to	17.64%
2024	2,396	22.229423	to	347.412989	17,083	1.20	0.00	to	1.25	23.19	to	24.75
2023	2,677	18.044646	to	278.486027	16,027	1.34	0.00	to	1.25	24.49	to	26.04
2022	2,886	14.495240	to	220.942531	13,052	1.29	0.00	to	1.25	(19.30)	to	(18.28)
2021	2,674	17.960899	to	270.376034	15,033	1.25	0.00	to	1.25	26.86	to	28.45
Large Company Value Division
2025	237	$3.089280	to	$3.089280	$742	2.30%	0.32%	to	0.32%	14.21%	to	14.21%
2024	256	2.307457	to	2.704825	703	1.84	0.35	to	1.25	9.31	to	10.30
2023	256	2.110942	to	2.452177	633	3.46	0.35	to	1.25	2.51	to	3.44
2022	261	2.059162	to	2.370702	625	3.08	0.35	to	1.25	(1.57)	to	(0.68)
2021	256	2.092019	to	2.387048	618	1.17	0.35	to	1.25	20.41	to	21.49
Domestic Equity Division
2025	623	$4.926490	to	$4.926490	$3,125	1.86%	0.32%	to	0.32%	14.07%	to	14.07%
2024	640	4.026182	to	4.318761	2,798	1.92	0.35	to	0.65	6.37	to	6.69
2023	628	3.785068	to	4.047886	2,570	1.93	0.35	to	0.65	3.04	to	3.35
2022	579	3.673231	to	3.916578	2,297	1.68	0.35	to	0.65	(3.61)	to	(3.32)
2021	605	3.810923	to	43.518946	2,446	1.87	0.00	to	0.65	21.92	to	22.71
Equity Income Division
2025	408	$5.272961	to	$6.466311	$2,638	1.89%	0.32%	to	1.25%	13.06%	to	14.12%
2024	414	4.663975	to	5.666472	2,321	2.12	0.35	to	1.25	10.48	to	11.48
2023	458	4.221684	to	5.082904	2,308	2.34	0.35	to	1.25	8.33	to	9.30
2022	518	3.897129	to	4.650331	2,390	2.02	0.35	to	1.25	(4.42)	to	(3.56)
2021	543	4.077248	to	51.480302	2,600	2.06	0.00	to	1.25	24.14	to	25.70

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)			Total Return Corresponding to Lowest to Highest Expense Ratio(1)
Mid Cap Growth Stock Division
2025	161	$3.034139	to	$15.012472	$722	0.00%	0.32%	to	1.25%	6.98%	to	7.98%
2024	190	2.809906	to	14.033119	810	0.09	0.35	to	1.25	6.85	to	7.82
2023	239	2.606006	to	13.133162	1,242	0.24	0.35	to	1.25	13.53	to	14.55
2022	235	2.274906	to	11.567624	1,090	0.15	0.35	to	1.25	(24.71)	to	(24.03)
2021	239	15.364526	to	213.536458	1,624	0.15	0.00	to	1.25	8.81	to	10.18
Index 400 Stock Division
2025	493	$8.232305	to	$8.484264	$4,758	1.22%	0.32%	to	1.25%	5.91%	to	6.90%
2024	474	7.773247	to	7.936852	4,298	1.20	0.35	to	1.25	12.21	to	13.23
2023	524	6.927170	to	7.009238	4,186	1.35	0.35	to	1.25	14.78	to	15.81
2022	555	6.035376	to	6.052460	3,411	1.15	0.35	to	1.25	(14.38)	to	(13.61)
2021	539	7.049211	to	93.570328	3,821	0.95	0.00	to	1.25	22.92	to	24.46
Mid Cap Value Division
2025	239	$5.796731	to	$7.108580	$1,674	2.39%	0.32%	to	1.25%	7.81%	to	8.82%
2024	256	5.376967	to	6.532658	1,648	1.99	0.35	to	1.25	7.29	to	8.27
2023	272	5.011387	to	6.033638	1,615	2.47	0.35	to	1.25	4.95	to	5.89
2022	254	4.775155	to	5.697952	1,428	1.93	0.35	to	1.25	(2.37)	to	(1.49)
2021	237	4.891257	to	61.756931	1,358	1.17	0.00	to	1.25	21.74	to	23.27
Small Cap Growth Stock Division
2025	311	$4.512394	to	$7.958630	$1,451	0.00%	0.32%	to	1.25%	5.60%	to	6.59%
2024	317	4.233352	to	7.536373	1,375	0.35	0.35	to	1.25	11.76	to	12.78
2023	348	3.753666	to	6.743158	1,401	0.03	0.35	to	1.25	16.89	to	17.94
2022	286	3.182585	to	5.768661	991	0.00	0.35	to	1.25	(29.38)	to	(28.74)
2021	244	8.168117	to	108.425869	1,202	0.02	0.00	to	1.25	2.81	to	4.11
Index 600 Stock Division
2025	758	$3.373252	to	$3.991167	$3,535	1.19%	0.32%	to	1.25%	4.47%	to	5.45%
2024	779	3.228993	to	3.785048	3,432	1.15	0.35	to	1.25	7.07	to	8.05
2023	623	3.015727	to	3.503202	2,658	1.10	0.35	to	1.25	14.33	to	15.36
2022	655	2.637754	to	3.036819	1,988	1.10	0.35	to	1.25	(17.40)	to	(16.66)
2021	586	3.193533	to	38.363170	2,135	0.78	0.00	to	1.25	24.65	to	26.22
Small Cap Value Division
2025	197	$5.707720	to	$7.110418	$1,411	0.80%	0.32%	to	1.25%	6.08%	to	7.07%
2024	187	5.380595	to	6.640722	1,250	0.75	0.35	to	1.25	8.98	to	9.97
2023	226	4.937325	to	6.038713	1,369	0.52	0.35	to	1.25	12.44	to	13.45
2022	221	4.390979	to	5.322620	1,177	0.27	0.35	to	1.25	(19.54)	to	(18.82)
2021	206	5.457584	to	70.431381	1,340	0.40	0.00	to	1.25	21.48	to	23.00
International Growth Division
2025	720	$3.381574	to	$4.212640	$3,119	0.89%	0.32%	to	1.25%	17.23%	to	18.33%
2024	727	2.884514	to	3.560110	2,683	0.87	0.35	to	1.25	3.98	to	4.93
2023	714	2.774095	to	3.392961	2,511	0.85	0.35	to	1.25	19.27	to	20.34
2022	773	2.325847	to	2.819373	2,166	0.59	0.35	to	1.25	(24.09)	to	(23.40)
2021	682	3.063761	to	39.539175	2,483	0.55	0.00	to	1.25	14.48	to	15.92
Research International Core Division
2025	1,347	$1.695793	to	$2.006585	$2,752	1.82%	0.32%	to	1.25%	21.45%	to	22.59%
2024	1,344	1.636815	to	1.636815	2,241	1.79	0.35	to	0.35	2.89	to	2.89
2023	1,375	1.590888	to	1.590888	2,230	1.70	0.35	to	0.35	12.55	to	12.55
2022	1,377	1.413453	to	1.413453	1,987	2.23	0.35	to	0.35	(17.45)	to	(17.45)
2021	1,235	1.638483	to	18.026460	2,134	1.17	0.00	to	0.65	11.34	to	12.07

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)			Total Return Corresponding to Lowest to Highest Expense Ratio(1)
International Equity Division
2025	1,490	$3.332395	to	$6.133110	$5,362	2.56%	0.32%	to	1.25%	36.64%	to	37.91%
2024	1,630	2.416279	to	4.488649	4,207	2.82	0.35	to	1.25	2.64	to	3.57
2023	1,696	2.332928	to	4.373224	4,433	2.96	0.35	to	1.25	14.65	to	15.68
2022	1,887	2.016624	to	3.814274	4,134	2.46	0.35	to	1.25	(7.99)	to	(7.16)
2021	1,773	4.145278	to	5.930327	4,181	2.35	0.00	to	1.25	3.70	to	5.00
Emerging Markets Equity Division
2025	2,674	$1.375633	to	$1.627644	$4,495	1.19%	0.32%	to	1.25%	32.53%	to	33.77%
2024	2,866	1.037988	to	1.216765	3,619	1.50	0.35	to	1.25	2.72	to	3.66
2023	2,826	1.010464	to	1.173819	3,436	2.14	0.35	to	1.25	5.59	to	6.54
2022	2,874	0.957001	to	1.101801	3,186	1.31	0.35	to	1.25	(26.20)	to	(25.54)
2021	2,248	1.296801	to	15.578805	3,331	0.53	0.00	to	1.25	(5.74)	to	(4.55)
Government Money Market Division
2025	473	$1.475893	to	$3.034113	$802	3.91%	0.32%	to	1.25%	2.74%	to	3.70%
2024	553	1.423211	to	2.953211	869	4.96	0.35	to	1.25	3.68	to	4.62
2023	570	1.360326	to	2.848379	856	4.80	0.35	to	1.25	3.54	to	4.47
2022	659	1.302115	to	2.751015	933	1.34	0.35	to	1.25	0.11	to	1.01
2021	712	2.747974	to	43.483468	1,017	0.00 (2)	0.00	to	1.25	(1.23)	to	0.01
Short-Term Bond Division
2025	1,092	$1.231971	to	$1.457670	$1,546	4.24%	0.32%	to	1.25%	4.39%	to	5.36%
2024	1,005	1.180203	to	1.383462	1,354	3.32	0.35	to	1.25	3.72	to	4.67
2023	1,048	1.137835	to	1.321789	1,353	2.00	0.35	to	1.25	3.96	to	4.90
2022	971	1.094508	to	1.260105	1,196	1.36	0.35	to	1.25	(5.70)	to	(4.85)
2021	1,026	1.160639	to	13.941366	1,333	1.81	0.00	to	1.25	(1.33)	to	(0.10)
Select Bond Division
2025	2,519	$2.651528	to	$15.090598	$6,847	4.44%	0.32%	to	1.25%	6.11%	to	7.11%
2024	2,528	2.475586	to	14.221164	6,411	3.94	0.35	to	1.25	0.49	to	1.40
2023	2,217	2.441293	to	14.151716	5,701	2.59	0.35	to	1.25	4.87	to	5.82
2022	2,304	2.307053	to	13.493913	5,601	1.68	0.35	to	1.25	(14.40)	to	(13.63)
2021	2,347	15.764793	to	263.835613	6,605	2.14	0.00	to	1.25	(2.81)	to	(1.59)
Long-Term U.S. Government Bond Division
2025	239	$1.737825	to	$1.737825	$414	3.39%	0.32%	to	0.32%	5.82%	to	5.82%
2024	249	1.642259	to	1.642259	408	3.30	0.35	to	0.35	(6.11)	to	(6.11)
2023	267	1.749188	to	1.749188	466	2.43	0.35	to	0.35	2.97	to	2.97
2022	214	1.698809	to	1.698809	363	1.46	0.35	to	0.35	(29.78)	to	(29.78)
2021	209	2.120232	to	25.468271	506	0.87	0.00	to	1.25	(6.55)	to	(5.37)
Inflation Managed Division
2025	785	$1.421519	to	$1.681914	$1,291	4.38%	0.32%	to	1.25%	5.19%	to	6.17%
2024	787	1.351406	to	1.584132	1,220	3.08	0.35	to	1.25	0.69	to	1.60
2023	818	1.342162	to	1.559115	1,252	4.91	0.35	to	1.25	2.61	to	3.53
2022	846	1.308004	to	1.505890	1,253	3.31	0.35	to	1.25	(14.04)	to	(13.27)
2021	864	1.521651	to	18.278682	1,479	0.98	0.00	to	1.25	5.28	to	6.61
High Yield Bond Division
2025	531	$4.388463	to	$5.208049	$2,358	5.98%	0.32%	to	1.25%	7.15%	to	8.15%
2024	555	4.057769	to	4.860681	2,272	6.32	0.35	to	1.25	5.05	to	6.01
2023	557	3.827743	to	4.626815	2,162	5.64	0.35	to	1.25	11.84	to	12.85
2022	525	3.392006	to	4.136969	1,809	5.54	0.35	to	1.25	(12.43)	to	(11.64)
2021	521	4.724197	to	66.738383	2,026	5.30	0.00	to	1.25	4.00	to	5.31

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

(2) Ratio is less than 0.005%.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets		Expense Ratio, Lowest to Highest (1)			Total Return Corresponding to Lowest to Highest Expense Ratio(1)
Multi-Sector Bond Division
2025	1,917	$2.282247	to	$2.282247	$4,429	5.40%		0.32%	to	0.32%	9.66%	to	9.66%
2024	2,125	2.081256	to	2.081256	4,454	5.03		0.35	to	0.35	6.05	to	6.05
2023	1,897	1.962612	to	1.962612	3,754	2.52		0.35	to	0.35	9.32	to	9.32
2022	1,838	1.795218	to	1.795218	3,328	4.12		0.35	to	0.35	(15.69)	to	(15.69)
2021	1,771	1.866147	to	22.416380	3,782	2.15		0.00	to	1.25	(1.32)	to	(0.08)
Active/Passive Conservative Division
2025*	-	$-	to	$-	$-	0.00	%**	- %	to	- %	-%	to	-%
Active/Passive Balanced Division
2025	992	$19.967379	to	$349.400146	$4,627	2.89%		0.00%	to	1.25%	10.80%	to	12.19%
2024	990	18.020572	to	311.423909	4,415	2.18		0.00	to	1.25	6.08	to	7.43
2023	1,263	16.987412	to	289.897985	5,530	2.03		0.00	to	1.25	11.67	to	13.07
2022	1,198	15.211922	to	256.387829	4,624	3.87		0.00	to	1.25	(15.20)	to	(14.14)
2021	1,156	17.938388	to	298.595878	5,772	2.46		0.00	to	1.25	6.23	to	7.56
Active/Passive Moderate Division
2025	100	$3.833004	to	$4.125399	$416	2.26%		0.32%	to	0.65%	13.72%	to	14.10%
2024	109	3.370485	to	3.615525	396	2.05		0.35	to	0.65	9.00	to	9.33
2023	92	3.092205	to	3.307023	307	2.29		0.35	to	0.65	14.49	to	14.83
2022	142	2.700812	to	2.879844	412	2.92		0.35	to	0.65	(15.38)	to	(15.13)
2021	153	3.191828	to	3.393259	524	2.15		0.35	to	0.65	9.73	to	10.06
Active/Passive Aggressive Division
2025*	468	$1.080444	to	$1.080444	$505	6.51	%**	0.30%	to	0.30%	7.73%	to	7.73%
Active/Passive Very Aggressive Division
2025*	324	$1.096306	to	$1.096306	$355	3.21	%**	0.30%	to	0.30%	9.32%	to	9.32%
Growth Division
2025*	167	$1.131275	to	$1.131275	$189	0.00	%**	0.30%	to	0.30%	10.29%	to	10.29%
Global Growth Division
2025*	52	$1.126701	to	$1.126701	$58	3.91	%**	0.30%	to	0.30%	9.66%	to	9.66%

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets		Expense Ratio, Lowest to Highest (1)			Total Return Corresponding to Lowest to Highest Expense Ratio(1)
New World Division
2025*	12	$1.134925	to	$1.134925	$14	3.63	%**	0.30%	to	0.30%	11.03%	to	11.03%
The Bond Division of America
2025*	36	$1.042996	to	$1.042996	$37	19.43	%**	0.30%	to	0.30%	2.88%	to	2.88%
Capital World Bond Division
2025*	1	$1.023618	to	$1.023618	$1	6.34	%**	0.30%	to	0.30%	0.49%	to	0.49%
American High-Income Trust Division
2025*	1	$1.054336	to	$1.054336	$1	12.74	%**	0.30%	to	0.30%	3.77%	to	3.77%
International Index V.I. Division
2025*	38	$1.107515	to	$1.107515	$42	13.48	%**	0.30%	to	0.30%	9.24%	to	9.24%
Total Return V.I. Division
2025*	42	$1.049368	to	$1.049368	$44	1.70	%**	0.30%	to	0.30%	3.43%	to	3.43%
CVP Small Cap Value Division
2025*	1	$1.185123	to	$1.185123	$1	0.00	%**	0.30%	to	0.30%	14.56%	to	14.56%
Credit Suisse Trust Commodity Return Strategy Division
2025	238	$6.423659	to	$7.331814	$1,755	4.43%		0.32%	to	1.25%	14.25%	to	15.32%
2024	260	5.622554	to	6.357958	1,656	3.17		0.35	to	1.25	3.81	to	4.75
2023	240	5.416250	to	6.069481	1,462	21.44		0.35	to	1.25	(10.02)	to	(9.21)
2022	245	6.019683	to	6.685526	1,647	17.00		0.35	to	1.25	14.90	to	15.94
2021	290	5.238853	to	5.986523	1,681	5.13		0.00	to	1.25	26.90	to	28.49

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets		Expense Ratio, Lowest to Highest (1)			Total Return Corresponding to Lowest to Highest Expense Ratio(1)
Fidelity VIP Mid Cap Division
2025	271	$8.588802	to	$10.532610	$2,839	0.44%		0.32%	to	1.25%	10.37%	to	11.40%
2024	280	7.782032	to	9.454749	2,618	0.54		0.35	to	1.25	16.02	to	17.08
2023	301	6.707303	to	8.075593	2,391	0.60		0.35	to	1.25	13.65	to	14.67
2022	324	5.901591	to	7.042196	2,254	0.49		0.35	to	1.25	(15.80)	to	(15.04)
2021	343	7.008987	to	88.496791	2,816	0.61		0.00	to	1.25	24.04	to	25.60
Fidelity VIP Contrafund Division
2025	827	$5.700750	to	$6.744759	$5,630	0.13%		0.32%	to	1.25%	19.98%	to	21.10%
2024	923	4.751604	to	5.569692	5,173	0.19		0.35	to	1.25	32.12	to	33.32
2023	967	3.596457	to	4.177703	4,076	0.47		0.35	to	1.25	31.80	to	32.99
2022	1,106	2.728684	to	3.141458	3,510	0.53		0.35	to	1.25	(27.23)	to	(26.57)
2021	1,043	3.749539	to	45.041088	4,478	0.06		0.00	to	1.25	26.25	to	27.83
VIP Value Strategies Division
2025*	51	$1.130551	to	$1.130551	$58	4.35	%**	0.30%	to	0.30%	8.87%	to	8.87%
VIP Healthcare Division
2025*	1	$1.212438	to	$1.212438	$1	0.86	%**	0.30%	to	0.30%	18.49%	to	18.49%
VIP Technology Division
2025*	206	$1.187255	to	$1.187255	$245	0.00	%**	0.30%	to	0.30%	15.96%	to	15.96%
VIP Bond Index Division
2025*	2	$1.036020	to	$1.036020	$2	6.52	%**	0.30%	to	0.30%	2.88%	to	2.88%
Disciplined Value International Trust Division
2025*	36	$1.132366	to	$1.132366	$40	1.23	%**	0.30%	to	0.30%	11.44%	to	11.44%
Real Estate Securities Trust Division
2025*	43	$1.021265	to	$1.021265	$44	1.48	%**	0.30%	to	0.30%	2.34%	to	2.34%

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)			Total Return Corresponding to Lowest to Highest Expense Ratio(1)
Strategic Income Opportunities Trust Division
2025*	1	$1.042744	to	$1.042744	$1	19.10%**	0.30%	to	0.30%	3.10%	to	3.10%
AMT Quality Equity Division
2025	259	$4.331267	to	$5.124395	$1,329	0.00%	0.32%	to	1.25%	12.33%	to	13.38%
2024	279	3.855796	to	4.519558	1,256	0.22	0.35	to	1.25	24.27	to	25.40
2023	302	3.102751	to	3.604127	1,091	0.34	0.35	to	1.25	25.33	to	26.46
2022	308	2.475672	to	2.850099	881	0.46	0.35	to	1.25	(19.48)	to	(18.75)
2021	291	3.357091	to	36.931533	1,025	0.37	0.00	to	0.65	22.68	to	23.48
U.S. Strategic Equity Division
2025	97	$5.251064	to	$5.251064	$507	0.68%	0.32%	to	0.32%	14.07%	to	14.07%
2024	112	4.603258	to	4.603258	516	0.93	0.35	to	0.35	20.08	to	20.08
2023	114	3.833544	to	3.833544	434	0.77	0.35	to	0.35	25.85	to	25.85
2022	130	3.046092	to	3.046092	395	0.61	0.35	to	0.35	(21.13)	to	(21.13)
2021	124	3.862348	to	3.862348	479	0.56	0.35	to	0.35	19.98	to	19.98
U.S. Small Cap Equity Division
2025	58	$4.265138	to	$4.747182	$265	0.70%	0.32%	to	1.25%	7.00%	to	8.00%
2024	61	3.986158	to	4.395514	262	1.58	0.35	to	1.25	7.17	to	8.15
2023	67	3.719374	to	4.064373	265	0.69	0.35	to	1.25	12.20	to	13.21
2022	67	3.314895	to	3.590090	235	0.20	0.35	to	1.25	(17.00)	to	(16.25)
2021	63	3.993712	to	4.286640	267	0.25	0.35	to	1.25	24.23	to	25.35
Global Real Estate Securities Division
2025	506	$4.557057	to	$5.607001	$2,899	4.26%	0.32%	to	1.25%	7.25%	to	8.25%
2024	509	4.249128	to	5.179618	2,692	2.29	0.35	to	1.25	0.15	to	1.06
2023	529	4.242859	to	5.125359	2,762	1.82	0.35	to	1.25	9.18	to	10.16
2022	538	3.886061	to	4.652506	2,452	1.31	0.35	to	1.25	(27.68)	to	(27.02)
2021	509	5.373126	to	71.324137	3,181	4.89	0.00	to	1.25	25.62	to	27.19
International Developed Markets Division
2025	271	$2.596016	to	$2.773190	$753	1.95%	0.32%	to	1.25%	27.04%	to	28.23%
2024	279	2.162645	to	2.383122	604	2.99	0.35	to	0.65	2.10	to	2.41
2023	382	2.111693	to	2.333997	808	1.26	0.35	to	0.65	15.51	to	15.86
2022	426	1.822675	to	2.020571	778	0.00	0.35	to	0.65	(13.61)	to	(13.35)
2021	401	2.103441	to	2.338794	845	2.53	0.35	to	0.65	11.93	to	12.26
Strategic Bond Division
2025	860	$2.465514	to	$2.465514	$2,134	4.50%	0.32%	to	0.32%	7.01%	to	7.01%
2024	911	2.303896	to	2.303896	2,101	4.93	0.35	to	0.35	0.47	to	0.47
2023	832	2.293080	to	2.293080	1,912	2.93	0.35	to	0.35	3.65	to	3.65
2022	815	2.212282	to	2.212282	1,807	2.47	0.35	to	0.35	(14.58)	to	(14.58)
2021	790	2.162708	to	28.706174	2,050	0.90	0.00	to	1.25	(3.04)	to	(1.82)
LifePoints Moderate Strategy Division
2025	515	$1.812998	to	$2.145060	$1,028	4.29%	0.32%	to	1.25%	10.85%	to	11.88%
2024	513	1.635588	to	1.917206	920	3.46	0.35	to	1.25	5.15	to	6.11
2023	562	1.555433	to	1.806818	957	1.57	0.35	to	1.25	9.94	to	10.93
2022	574	1.414783	to	1.628787	885	1.83	0.35	to	1.25	(16.70)	to	(15.95)
2021	580	1.698371	to	1.937804	1,070	4.23	0.35	to	1.25	6.89	to	7.85

* For the period July 1, 2025 (commencement of operations) to December 31, 2025.

** Computed on an annualized basis.

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

NOTES TO FINANCIAL STATEMENTS

	As of the respective period end date:					For the respective period ended:
	Units Outstanding (000’s)	Unit Value, Corresponding to Lowest to Highest Expense Ratio			Net Assets (000’s)	Dividend Income as a % of Average Net Assets	Expense Ratio, Lowest to Highest (1)				Total Return Corresponding to Lowest to Highest Expense Ratio(1)
LifePoints Balanced Strategy Division
2025	829	$2.086379	to	$2.468568	$1,889	3.80%	0.32%		to	1.25%	13.53%	to	14.60%
2024	879	1.837679	to	2.154152	1,756	2.98	0.35		to	1.25	8.11	to	9.10
2023	862	1.699794	to	1.974562	1,583	1.41	0.35		to	1.25	13.11	to	14.12
2022	897	1.502842	to	1.730220	1,447	1.96	0.35		to	1.25	(17.39)	to	(16.64)
2021	720	1.819166	to	2.075714	1,384	4.86	0.35		to	1.25	11.64	to	12.64
LifePoints Aggressive Strategy Division
2025	654	$2.280586	to	$2.698372	$1,619	3.42%	0.32%		to	1.25%	15.99%	to	17.08%
2024	714	1.966185	to	2.304795	1,519	2.46	0.35		to	1.25	10.54	to	11.55
2023	744	1.778682	to	2.066219	1,430	0.81	0.35		to	1.25	16.50	to	17.55
2022	927	1.526760	to	1.757763	1,502	1.36	0.35		to	1.25	(18.23)	to	(17.49)
2021	860	1.867142	to	2.130455	1,698	4.73	0.35		to	1.25	15.99	to	17.03
LifePoints Equity Aggressive Strategy Division
2025	348	$2.236630	to	$2.646391	$780	3.43%	0.32%		to	1.25%	17.00%	to	18.09%
2024	344	1.911681	to	2.240933	658	2.30	0.35		to	1.25	11.68	to	12.69
2023	342	1.711777	to	1.988514	586	0.62	0.35		to	1.25	18.04	to	19.10
2022	519	1.450150	to	1.450150	752	1.26	1.25	(3)	to	1.25	(18.70)	to	(18.70)
2021	484	1.783706	to	1.783706	863	5.07	1.25	(3)	to	1.25	18.13	to	18.13

(1) Total return includes deductions for management and other expenses; it excludes deductions for sales loads and other charges, which are a reduction in units. The expense ratios further reflect only those expenses which impact total return. For additional information regarding all expenses assessed, refer to the accompanying notes.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Northwestern Mutual Life Insurance Company and the Contract Owners of NML Variable Annuity Account C

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the divisions of NML Variable Annuity Account C indicated in the table below as of December 31, 2025, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the divisions of NML Variable Annuity Account C as of December 31, 2025, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Growth Stock Division (1)	Small Cap Growth Stock Division (1)	Inflation Managed Division (1)	The Bond Division of America (2)
Focused Appreciation Division (1)	Index 600 Stock Division (1)	High Yield Bond Division (1)	Capital World Bond Division (2)
Large Cap Core Stock Division (1)	Small Cap Value Division (1)	Multi-Sector Bond Division (1)	American High-Income Trust Division (2)
Large Cap Blend Division (1)	International Growth Division (1)	Active/Passive Conservative Division (2)	International Index V.I. Division (2)
Index 500 Stock Division (1)	Research International Core Division (1)	Active/Passive Balanced Division (1)	Total Return V.I. Division (2)
Large Company Value Division (1)	International Equity Division (1)	Active/Passive Moderate Division (1)	CVP Small Cap Value Division (2)
Domestic Equity Division (1)	Emerging Markets Equity Division (1)	Active/Passive Aggressive Division (2)	Credit Suisse Trust Commodity Return Strategy Division (1)
Equity Income Division (1)	Government Money Market Division (1)	Active/Passive Very Aggressive Division (2)	Fidelity VIP Mid Cap Division (1)
Mid Cap Growth Stock Division (1)	Short-Term Bond Division (1)	Growth Division (2)	Fidelity VIP Contrafund Division (1)
Index 400 Stock Division (1)	Select Bond Division (1)	Global Growth Division (2)	Fidelity VIP Value Strategies Division (2)
Mid Cap Value Division (1)	Long-Term U.S. Government Bond Division (1)	New World Division (2)	Fidelity VIP Health Care Division (2)
LifePoints Moderate Strategy Division (1)	LifePoints Balanced Strategy Division (1)	LifePoints Aggressive Strategy Division (1)	LifePoints Equity Aggressive Strategy Division (1)

Fidelity VIP Technology Division (2)	Real Estate Securities Trust Division (2)	U.S. Strategic Equity Division (1)	International Developed Markets Division (1)
Fidelity VIP Bond Index Division (2)	Strategic Income Opportunities Trust Division (2)	U.S. Small Cap Equity Division (1)	Strategic Bond Division (1)
Disciplined Value International Trust Division (2)	AMT Quality Equity Division (1)	Global Real Estate Securities Division (1)
(1) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the years ended December 31, 2025, and 2024
(2) Statement of operations for the year ended December 31, 2025, and statement of changes in net assets for the year ended December 31, 2025

Basis for Opinions

These financial statements are the responsibility of The Northwestern Mutual Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the divisions of NML Variable Annuity Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the divisions of NML Variable Annuity Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2025, by correspondence with the custodians and the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

April 24, 2026

We have served as the auditor of one or more of the divisions of NML Variable Annuity Account C since 1968.

The Northwestern Mutual

Life Insurance Company

Statutory Financial Statements and

Supplementary Information

December 31, 2025, 2024 and 2023

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

Opinions

We have audited the accompanying statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”), which comprise the statutory statements of financial position as of December 31, 2025 and 2024, and the related statutory statements of operations, changes in surplus, and of cash flows for each of the three years in the period ended December 31, 2025, including the related notes (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the statements of financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin described in Note 1.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the accompanying financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

February 17, 2026

The Northwestern Mutual Life Insurance Company

Statutory Statements of Financial Position

(in millions)

	December 31,
	2025	2024

Assets:
Bonds	$210,008	$201,544
Mortgage loans	60,066	57,078
Policy loans	21,044	20,039
Common and preferred stocks	3,768	3,340
Real estate	2,963	2,791
Other investments	35,715	30,865
Cash and short-term investments	5,089	8,052

Total investments	338,653	323,709

Due and accrued investment income	3,126	2,898
Net deferred tax assets	3,334	2,876
Deferred premium and other assets	6,054	5,047
Admitted disallowed interest maintenance reserve	3,452	3,122
Separate account assets	44,395	40,672

Total assets	$399,014	$378,324

Liabilities and surplus:
Policy benefit reserves	$277,135	$264,219
Deposit funds	17,453	15,798
Policyowner dividends payable	9,260	8,255
Asset valuation reserve	9,184	8,350
Other liabilities	8,188	9,256
Separate account liabilities	44,395	40,672

Total liabilities	365,615	346,550

Surplus:
Surplus notes	5,496	4,491
Special surplus fund	3,452	3,122
Unassigned surplus	24,451	24,161

Total surplus	33,399	31,774

Total liabilities and surplus	$399,014	$378,324

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Operations

(in millions)

	For the years ended
	December 31,

	2025	2024	2023

Revenue:
Premiums	$24,691	$23,318	$22,003
Net investment income	15,485	13,815	13,224
Other income	1,043	976	896

Total revenue	41,219	38,109	36,123

Benefits and expenses:
Benefit payments to policyowners and beneficiaries	14,715	15,956	12,818
Net additions to policy benefit reserves	13,469	10,592	11,973
Net transfers from separate accounts	(1,474)	(1,499)	(1,007)

Total benefits	26,710	25,049	23,784

Commissions and operating expenses	4,379	4,245	4,216

Total benefits and expenses	31,089	29,294	28,000

Gain from operations before dividends and taxes	10,130	8,815	8,123

Policyowner dividends	9,275	8,256	7,371

Gain from operations before taxes	855	559	752
Income tax expense (benefit)	24	(98)	5

Net gain from operations	831	657	747
Net realized capital losses	(334)	(96)	(36)

Net income	$497	$561	$711

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Changes in Surplus

(in millions)

	For the years ended

	December 31,
	2025	2024	2023

Beginning of year balance	$31,774	$30,310	$29,885

Net income	497	561	711

Change in net unrealized capital gains and losses	564	807	117

Change in net deferred tax assets	490	195	608

Change in nonadmitted assets	(123)	96	(305)

Change in asset valuation reserve	(835)	(464)	(709)

Change in surplus notes	1,005	5	5

Other surplus changes	27	264	(2)

Net increase in surplus	1,625	1,464	425

End of year balance	$33,399	$31,774	$30,310

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows

(in millions)

	For the years ended December 31,
	2025	2024	2023

Cash flows from operating activities:
Premiums and other income received	$17,491	$16,934	$15,560
Investment income received	13,668	12,600	11,466
Benefit and dividend payments to policyowners and beneficiaries	(14,351)	(15,315)	(12,301)
Net transfers from separate accounts	1,433	1,462	968
Commissions, expenses and taxes paid	(3,700)	(3,198)	(3,558)

Net cash provided by operating activities	14,541	12,483	12,135

Cash flows applied to investing activities:
Proceeds from investments sold or matured:
Bonds	51,024	44,983	36,091
Mortgage loans	4,039	3,607	4,025
Common and preferred stocks	604	229	403
Real estate	161	391	112
Other investments	4,085	3,333	1,995

Subtotal proceeds from investments	59,913	52,543	42,626

Cost of investments acquired:
Bonds	(59,383)	(56,318)	(40,581)
Mortgage loans	(7,002)	(7,454)	(5,603)
Common and preferred stocks	(1,866)	(420)	(356)
Real estate	(317)	(174)	(77)
Other investments	(9,885)	(3,211)	(4,213)

Subtotal cost of investments acquired	(78,453)	(67,577)	(50,830)

Net outflows of policy loans	(708)	(808)	(1,107)

Net cash applied to investing activities	(19,248)	(15,842)	(9,311)

Cash flows from financing and miscellaneous sources:
Surplus notes issuance	1,000	-	-
Net inflows on deposit-type contracts	1,257	2,355	1,713
Other cash provided (applied)	(513)	230	(187)

Net cash provided by financing and miscellaneous sources	1,744	2,585	1,526

Net (decrease) increase in cash and short-term investments	(2,963)	(774)	4,350

Cash and short-term investments, beginning of year	8,052	8,826	4,476

Cash and short-term investments, end of year	$5,089	$8,052	$8,826

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Statutory Statements of Cash Flows (supplemental)

(in millions)

	For the years ended
	December 31,
	2025	2024	2023

Supplemental disclosures of cash flow information

Non-cash operating, investing and financing and miscellaneous sources not included in the statutory statements of cash flows:

Operating:
Dividends used to pay premiums and loans	$7,911	$7,072	$6,543
Capitalized interest and payment in-kind investment income	1,071	994	890
Other policyowner contract activity	432	409	380
Employee benefit and compensation plan expenses	219	210	200

Investing:
Net asset transfers with affiliated entities	3,233	393	2,017
Bond refinancings and exchanges	2,124	1,199	1,787
Mortgage loan refinancings and transfers	1,657	1,577	788
Revised statutory accounting investment definitions	778	-	-
Net policy loan activity	373	381	359
Net premium loan activity	118	136	144
Other investment exchanges	15	355	1,174

Financing and Miscellaneous:
Deposit-type contract deposits and interest credited	289	326	349

The accompanying notes are an integral part of these statutory financial statements.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

1.	Basis of Presentation

The accompanying statutory financial statements include the accounts of The Northwestern Mutual Life Insurance Company (the Company). The Company offers life, annuity and disability insurance products to the personal, business and estate markets throughout the United States of America.

As part of an affiliated reinsurance agreement, the Company assumes the risks associated with the long-term care policies issued by its wholly-owned subsidiary, Northwestern Long Term Care Insurance Company (NLTC). See Note 9 for more information regarding reinsurance and its impacts on the Company’s statutory financial statements.

These statutory financial statements were prepared in accordance with accounting practices prescribed or permitted by the Office of the Commissioner of Insurance of the State of Wisconsin (OCI) (statutory basis of accounting or SAP), which are based on the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (NAIC). Financial statements prepared on the statutory basis of accounting differ from financial statements prepared in accordance with U.S. generally accepted accounting principles (GAAP), primarily because on a GAAP basis: (1) certain policy acquisition costs are deferred and amortized, (2) most bond and preferred stock investments are reported at fair value, (3) policy benefit reserves are established using different actuarial methods and assumptions, (4) deposit-type contracts, for which premiums, benefits and reserve changes are not included in revenue or benefits as reported in the statutory statements of operations, are defined differently, (5) majority-owned subsidiaries are consolidated, (6) changes in deferred taxes are reported as a component of net income, (7) no deferral of realized investment gains and losses is permitted, (8) current expected credit losses (CECL) are based on expected credit losses rather than incurred losses, and (9) “nonadmitted” assets, required for the statutory basis of accounting, are included in total assets. The effects on the Company’s statutory financial statements attributable to the differences between the statutory basis of accounting and GAAP are expected to be material.

Permitted Accounting Practice

The Company has been granted a permitted accounting practice from the Office of the Commissioner of Insurance of the State of Wisconsin, originally effective December 31, 2022, that allows for the full admissibility of the Company’s net negative interest maintenance reserve (IMR) balance. During 2023, the NAIC adopted Interpretation 23-01 Net Negative (Disallowed) Interest Maintenance Reserve (INT 23-01), which allows the admission of a net negative IMR balance up to 10% of adjusted general account capital and surplus (10% Surplus Threshold), subject to certain conditions. Subsequent to this adoption, the Company’s permitted practice was amended (effective December 31, 2023, until further notice) to reflect the Company being subject to the terms of the INT 23-01 provisions and to permit the continued full admission of the Company’s total net negative IMR above the 10% Surplus Threshold.

As of December 31, 2025 and 2024, the Company’s adjusted capital and surplus as determined under INT 23-01 was $26.8 billion and $25.6 billion, respectively. As of December 31, 2025, the Company’s net negative IMR balance exceeded the 10% Surplus Threshold by $774 million and its net negative IMR balance of $3,452 million was fully admitted. The Company’s net negative IMR balance represents 13% of its adjusted capital and surplus as of December 31, 2025. The Company allocated an amount equal to its admitted net negative IMR balance of $3,452 million to a special surplus fund as of December 31, 2025 as required by INT 23-10. The Company does not maintain separate account IMR.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The permitted practice is subject to certain conditions, which were and have been met by the Company. As of December 31, 2025 and 2024, if the Company had not used the above permitted practice, a risk-based capital regulatory event would not have been triggered. A reconciliation of the Company’s net income and surplus between NAIC SAP and practices prescribed and permitted by the state of Wisconsin is shown below:

	For the year ended December 31,
	2025	2024	2023
	(in millions)
Net Income, Wisconsin State Basis	$497	$561	$711

State Permitted Practices:
Allowance of net negative IMR in excess of 10% Surplus Threshold	-	-	-

Net Income, NAIC SAP	$497	$561	$711

	December 31,
	2025	2024
	(in millions)
Statutory Surplus, Wisconsin State Basis	$33,399	$31,774
State Permitted Practices:
Allowance of net negative IMR in excess of 10% Surplus Threshold	(774)	(567)

Statutory Surplus, NAIC SAP	$32,625	$31,207

2.	Summary of Significant Accounting Policies

The preparation of financial statements in accordance with the statutory basis of accounting requires the Company to make estimates or assumptions about the future that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the annual periods presented. Actual future results could differ from these estimates and assumptions.

Investments

See Notes 3, 4 and 14 regarding the statement value and fair value of the Company’s investments in bonds, mortgage loans, common and preferred stocks, real estate and other investments, including derivative instruments.

Policy Loans

Policy loans represent amounts borrowed from the Company by life insurance and annuity policyowners, secured by the cash value of the related policies. Policy loans earn interest at either a fixed or variable rate, based on either an election that is made by the policyowner or, for certain policies, as specified by the contract. If a variable rate is elected or specified by the contract, the rate will be reset annually. Policy loans are reported at the unpaid principal balance, which approximates fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Cash and Short-term Investments

Cash and short-term investments include cash deposits, securities that have maturities of one year or less at purchase, money market funds and short-term commercial paper. These investments are reported at amortized cost, which approximates fair value.

Separate Accounts

Separate account assets and related reserve liabilities represent the segregation of balances attributable to variable life insurance and variable annuity products, as well as a group annuity separate account used to fund certain of the Company’s employee and financial representative benefit plan obligations. All separate account assets are legally insulated from claims by the Company’s general account policyowners and creditors. Variable product policyowners bear the investment performance risk associated with these products. Separate account assets related to variable products are invested at the direction of the policyowner in a variety of mutual fund options. Most variable annuity and certain variable universal life policyowners also have the option to invest in fixed-rate investment options, which are supported by the assets held in the Company’s general account. Separate account assets are generally reported at fair value primarily based on quoted market prices for the underlying investment securities. See Note 7 and Note 14 for more information regarding the Company’s separate accounts and Note 8 for more information regarding the Company’s employee and financial representative benefit plans.

Policy Benefit Reserves

Policy benefit reserves generally represent the net present value of future policy benefits less future policy premiums, calculated using actuarial methods, mortality and morbidity experience tables and valuation interest rates prescribed or permitted by the OCI. These actuarial tables and methods include assumptions regarding future mortality and morbidity experience. Actual future experience could differ from the assumptions used to make these reserve estimates. See Note 5 and Note 14 for more information regarding the Company’s policy benefit reserves.

Deposit Funds

Deposit funds include liabilities for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. See Note 5 for more information regarding the Company’s deposit funds.

Policyowner Dividends

All life and disability insurance policies and certain annuity policies issued by the Company are participating. All long-term care insurance policies issued by NLTC are also participating. Annually, the Company’s Board of Trustees (at its discretion) approves the amount and allocation, if any, of dividends among groups of policies issued by the Company, based on management’s recommendation. The payment of dividends on any particular policy is not guaranteed. Dividends are accrued and charged to operations when approved. The liability for policyowner dividends includes the estimated amount of annual and termination dividends. Termination dividends are additional dividends payable on whole life insurance policies upon surrender, maturity or, for policies issued in one state, death. Depending on the type of policy they own, participating policyowners generally have the option to receive their dividends in cash, or use them as follows: reduce future premiums due, purchase additional insurance benefits, repay policy loans, or leave them on deposit with the Company to accumulate interest. Dividends used by policyowners to purchase additional insurance benefits or pay premiums are reported as premiums in the statutory statements of operations but are not included in premiums received or benefit and dividend payments to policyowners and beneficiaries in the statutory statements of cash flows. The Company’s annual approval and declaration of policyowner dividends includes a guarantee of a minimum aggregate amount of annual dividends to be paid to policyowners as a group in the subsequent calendar year. If this guaranteed amount is greater than the aggregate of annual dividends paid to policyowners in the subsequent year, the difference is paid in the immediately succeeding calendar year. The fact that the Company guarantees a minimum aggregate payment of annual dividends in one year does not obligate the Company to declare a dividend in future years or to guarantee any portion of dividends that may be declared in future years.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Interest Maintenance Reserve

The Company is required to maintain an IMR. The IMR is used to defer realized capital gains and losses, net of any income tax, on fixed income investments and derivatives that are attributable to changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads. Net realized capital gains and losses deferred to the IMR are amortized into net investment income over the estimated remaining term to maturity of the investment sold or the hedged item. See Note 1 for disclosure of the impact of the Company’s application of a permitted accounting practice with regard to its net negative IMR balance.

INT 23-01 requires the following disclosures related to the admittance of net negative IMR. The following statements apply for the periods ending December 31, 2025 and 2024:

a. Fixed income investments generating IMR losses comply with the Company’s documented investment or liability management policies.

b. IMR losses for fixed income related derivatives are all in accordance with prudent and documented risk management procedures, in accordance with the Company’s derivative use plan and reflect symmetry with historical treatment in which unrealized derivative gains were reversed to IMR and amortized in lieu of being recognized as realized gains upon derivative termination.

c. Any deviation to the above statements was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

d. Asset sales were not compelled by liquidity pressures (e.g., to fund significant cash outflows including, but not limited to excess withdrawals and collateral calls).

At December 31, 2025, the unamortized IMR balance included the following capital gains and losses related to derivatives carried at fair value upon termination:

	(in millions)
	Gains	Losses
Unamortized Fair Value Derivative Gains & Losses Realized to IMR - December 31, 2024	$1,609	$(2,220)
Fair Value Derivative Gains & Losses Realized to IMR - Added in 2025	341	(426)
Fair Value Derivative Gains & Losses Amortized in 2025	76	(100)

Unamortized Fair Value Derivative Gains & Losses Realized to IMR - December 31, 2025	$1,875	$(2,545)

Asset Valuation Reserve

The Company is required to maintain an asset valuation reserve (AVR). The AVR represents a reserve for invested asset valuation using a formula prescribed by the NAIC. The AVR is intended to protect surplus by absorbing declines in the value of the Company’s investments that are not related to changes in interest rates. Increases or decreases in the AVR are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

Premium Revenue

Most life insurance premiums are recognized as revenue at the beginning of each respective policy year. Universal life insurance and annuity premiums are recognized as revenue when received. Considerations received on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from revenue in the statutory statements of operations. Disability and long- term care insurance premiums are recognized as revenue when due. Premium revenue is reported net of ceded reinsurance. See Note 9 for more information regarding the Company’s use of reinsurance.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Net Investment Income

Net investment income primarily represents interest, dividends and prepayment fees received or accrued on bonds, mortgage loans, common and preferred stocks, policy loans and other investments. Net investment income also includes dividends and distributions paid to the Company from the accumulated earnings of joint ventures, partnerships and unconsolidated non-insurance subsidiaries. Net investment income is reduced by investment management expenses, real estate depreciation, interest costs associated with repurchase agreements and interest expense related to the Company’s surplus notes. Accrued investment income more than ninety days past due is a nonadmitted asset. Accrued investment income that is ultimately deemed uncollectible is included as a reduction of net investment income in the period that such determination is made. See Note 3 for more information regarding net investment income and repurchase agreements and Note 13 for more information regarding the Company’s surplus notes.

Other Income

Other income primarily represents ceded reinsurance expense allowances and various insurance policy charges. Ceded reinsurance expense allowances are recognized as revenue when due. See Note 9 for more information regarding the Company’s use of reinsurance.

Benefit Payments to Policyowners and Beneficiaries

Benefit payments to policyowners and beneficiaries include death, surrender, maturity, disability and long-term care benefits, as well as payments on supplementary contracts and income annuities that include life contingencies. Benefit payments on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from benefits in the statutory statements of operations. Benefit payments are reported net of ceded reinsurance recoveries. See Note 9 for more information regarding the Company’s use of reinsurance.

Commissions and Operating Expenses

Commissions and other operating expenses, including costs of acquiring new insurance policies, are generally charged to expense as incurred.

Federal Income Taxes

Current federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year and any adjustments to such estimates from prior years. Deferred tax assets and liabilities represent the respective future tax recoveries or obligations associated with the accumulation of temporary differences between the tax and financial statement bases of the Company’s assets and liabilities. Changes in deferred tax assets and liabilities related to unrealized capital gains and losses on investments are included in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus. Other net changes in deferred tax assets and liabilities are reported as direct adjustments to surplus in the statutory statements of changes in surplus.

The statutory basis of accounting limits the amount of gross deferred tax assets that can be admitted to surplus to those for which ultimate recoverability can be demonstrated. This limit is based on a calculation that considers available tax loss carryback and carryforward capacity, the expected timing of reversal for accumulated temporary differences, gross deferred tax liabilities and the level of Company surplus.

A “more likely than not” standard is applied for financial statement recognition of contingent tax liabilities, whereby a liability is recorded only if the Company believes that there is a greater than 50% likelihood that the related tax position will not be sustained upon examination. In cases where liability recognition is appropriate, a best estimate of the ultimate tax liability is made. If this estimate represents 50% or less of

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

the total amount of the tax contingency, the best estimate is established as a liability. If this best estimate represents more than 50% of the total tax contingency, the total amount is established as a liability. Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the Company. The Company reports interest accrued or released related to contingent tax liabilities in current income taxes or tax benefit.

See Note 10 for more information on the Company’s income taxes.

Information Technology Equipment and Software

The cost of information technology (IT) equipment and operating system software is generally capitalized and depreciated over three years using the straight-line method. Non-operating system software is generally capitalized and depreciated over a maximum of five years using the straight-line method. IT equipment and operating software assets of $46 million and $44 million at December 31, 2025 and 2024, respectively, are included in other assets in the statutory statements of financial position and are net of accumulated depreciation of $140 million and $115 million, respectively. Non-operating system software costs, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $609 million and $585 million at December 31, 2025 and 2024, respectively. Depreciation expense for IT equipment and software totaled $241 million, $220 million and $198 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Furniture, Fixtures and Equipment

The cost of furniture, fixtures and equipment, including leasehold improvements, is generally capitalized and depreciated over the useful life of the assets using the straight-line method. Furniture, fixtures and equipment, net of accumulated depreciation, are nonadmitted assets and thereby excluded from assets and surplus in the statutory statements of financial position. These amounts were $80 million and $86 million at December 31, 2025 and 2024, respectively. Depreciation expense for furniture, fixtures and equipment totaled $12 million, $14 million and $16 million for the years ended December 31, 2025, 2024 and 2023, respectively.

Corporate Owned Life Insurance

The Company holds corporate-owned life insurance (COLI) both directly and indirectly through a wholly-owned subsidiary to provide protection against key-person risk for certain qualified employees and to help fund certain future employee benefit expenses.

See Note 3 for more information regarding COLI held indirectly through a wholly-owned subsidiary which had cash surrender value invested in common stock at both December 31, 2025 and 2024.

During 2025, the Company directly acquired a $1.0 billion policy. This policy is included in deferred premium and other assets in the Statement of Financial Position and carried at cash surrender value with changes in cash surrender value reported in other income in the Statutory Statement of Operations. The policy was purchased in late 2025 and the cash surrender value is expected to be invested in a diversified portfolio that may consist of bonds, stocks and other investments.

Nonadmitted Assets

Certain assets are designated as nonadmitted on the statutory basis of accounting. Such assets, principally related to defined benefit pension funding, amounts advanced to or due from the Company’s financial representatives, furniture, fixtures, equipment and non-operating software (net of accumulated depreciation), derivatives, prepaid expense, and certain equity-method investments in entities for which audits are not performed, are excluded from assets and surplus in the statutory statements of financial position. Changes in nonadmitted assets are reported as a direct adjustment to surplus in the statutory statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Foreign Currency Translation

The majority of the Company’s insurance operations are conducted in the United States of America on a U.S. dollar-denominated basis. The Company invests in bonds, mortgage loans, stocks, and other investments denominated in foreign currencies. The Company also has outstanding funding agreements denominated in a foreign currency under the Funding Agreement Backed Note (FABN) program described in Note 5. Investments or funding agreements denominated in a foreign currency are remeasured to U.S. dollars at each reporting date using then-current foreign currency exchange rates. Translation gains or losses relating to fluctuations in exchange rates are reported as a change in net unrealized capital gains and losses until the related investment or funding agreement is sold or matures, or if the related investment is determined to be other-than-temporarily impaired, at which time a realized capital gain or loss is reported. Transactions denominated in a foreign currency, such as receipt or payment of foreign-denominated interest or dividends, are remeasured to U.S. dollars based on the actual exchange rate at the time of the transaction. See Note 4 for more information regarding the Company’s use of derivatives to mitigate exposure to fluctuations in foreign currency exchange rates.

Accounting Pronouncements Adopted

In August 2023, the NAIC adopted revisions to SSAP No. 26 and SSAP No. 43 for the principles-based bond definition, which included consideration of factors to determine whether investments qualify for reporting on an insurer’s statutory financial statements as a bond. Effective January 1, 2025, the Company adopted the new guidance on a prospective basis, along with corresponding changes within these Notes of the Statutory Financial Statements. Upon adoption, the Company reclassified investments with a book adjusted carrying value of $534 million from bonds to different investment types, which resulted in an impact to surplus of ($11) million.

New Asset Type	Statement Value of Securities Reclassified	Surplus Impact
	(in millions)
Mortgage loan	$18	$-
Preferred stock	232	(1)
Other investments	284	(10)

Total	$534	$(11)

Further revisions to SSAP No. 43 - Asset-Backed Securities included changes regarding when a reporting entity may utilize the prospective or retrospective method for assessing cash flows and prepayment assumptions. Under the new guidance, the prospective method can be applied to all asset-backed securities, or reporting entities can elect to utilize the retrospective adjustment method for specific asset-backed securities that are designated as high credit quality. See Note 3 for more information on the methods used to assess cash flows and prepayment assumptions for asset-backed securities.

In March 2024, the NAIC adopted revisions to expand and amend guidance within SSAP No. 93 to include all tax credit investments regardless of structure and type of state or federal tax credit program. On January 1, 2025, the Company adopted the new guidance on a prospective basis and reclassified investments with a book adjusted carrying value of $244 million from bonds to other investments, with no surplus impact. Additionally, per the amended guidance, the Company reported proportional amortization of tax credit investments as an expense component of net investment income in 2025, instead of reducing gross investment income as previously prescribed.

Subsequent Events

The Company has evaluated events subsequent to December 31, 2025 through February 17, 2026, the date these statutory financial statements were available to be issued. Based on this evaluation, it is the Company’s opinion that no events subsequent to December 31, 2025 have occurred that are material to the Company’s financial position at that date or the results of its operations for the year then ended.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

3.	Investments

Bonds

Bonds include debt instruments classified as either issuer credit obligations (ICO) or asset-backed securities (ABS). The Securities Valuation Office (SVO) of the NAIC Investment Analysis Office evaluates the credit quality of the Company’s bond investments and issues related designations. Bonds designated as “1” (highest quality), “2” (high quality), “3” (medium quality), “4” (low quality) or “5” (lower quality) are reported in the statutory financial statements at amortized cost less any other-than-temporary impairment. Bonds designated “6” (lowest quality) are reported at the lower of amortized cost or fair value. SVO-identified funds include certain SVO approved bond exchange-traded fund investments and are reported at fair value. The interest method is used to amortize any purchase premium or discount to net investment income, including estimates of future prepayments that are obtained from independent sources. Prepayment assumptions are updated at least annually and are used to adjust net investment income for changes in the estimated yield to maturity. For years ended December 2024 and 2023, prepayment assumptions were updated using the retrospective method. Effective January 1, 2025, following a revision to SSAP No. 43, the Company elected to use the retrospective adjustment method for all agency mortgage-backed securities (MBS) and the prospective adjustment method for all other asset-backed securities. There was no impact to surplus resulting from the election in 2025.

The disclosure of fair value for bonds is primarily based on independent pricing services or internally-developed pricing models utilizing observable market data. See Note 14 for more information regarding the fair value of the Company’s investments in bonds.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value and fair value of bonds at December 31, 2025 and 2024, summarized by asset categories required in the NAIC Annual Statement, were as follows:

December 31, 2025	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
Issuer credit obligations
U.S. Government obligations	$3,975	$23	$(84)	$3,914
Non-U.S. sovereign jurisdiction	4,898	89	(111)	4,876
Municipal bonds - general obligations	1,286	15	(64)	1,237
Municipal bonds - special revenue	3,178	20	(318)	2,880
Project finance bonds	4,476	24	(468)	4,032
Corporate bonds	125,678	1,410	(6,982)	120,106
Bonds issued by funds representing operating entities	8,121	61	(470)	7,712
Single entity backed obligations	4,580	40	(229)	4,391
SVO identified funds	1,389	-	-	1,389
Bank loans	3,709	39	(82)	3,666

Total issuer credit obligations	161,290	1,721	(8,808)	154,203
Asset-backed securities
Agency residential MBS (exempt)	1,258	28	(14)	1,272
Agency commercial MBS (non-exempt)	120	2	(1)	121
Agency residential MBS (non-exempt)	14,956	158	(1,152)	13,962
Non-agency commercial MBS	5,801	49	(89)	5,761
Non-agency residential MBS	2,930	25	(67)	2,888
Non-agency - CLOs/CBOs/CDOs (1)	9,118	13	(3)	9,128
Other financial ABS (2)	7,045	56	(57)	7,044
Equity backed - non-self liquidating	1,535	14	(10)	1,539
Lease-backed - practical expedient	1,257	21	(6)	1,272
Lease-backed - full analysis	2,251	31	(38)	2,244
Other non-financial ABS - practical expedient (3)	936	7	(1)	942
Other non-financial ABS - full analysis (3)	1,511	19	(49)	1,481

Total asset-backed securities	48,718	423	(1,487)	47,654

Total bonds	$210,008	$2,144	$(10,295)	$201,857

(1)	Collateralized Loan Obligation (“CLO”)/Collateralized Bond Obligation (“CBO”)/ Collateralized Debt Obligation (“CDO”).
(2)	Includes securities backed by pools of assets such as auto loans, student loans, and credit card loans.
(3)	Includes securities backed by cash generating non-financial assets such as franchising fees, royalties and intellectual property.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	Reconciliation to Fair Value

		Gross	Gross
	Statement	Unrealized	Unrealized	Fair
	Value	Gains	Losses	Value
	(in millions)
U.S. Government	$4,228	$2	$(138)	$4,092
States, territories, and possessions	938	3	(64)	877
Political subdivisions	293	2	(17)	278
Special revenue and assessments	20,142	41	(2,241)	17,942
All foreign governments	3,606	3	(255)	3,354
Hybrid securities	681	9	(6)	684
SVO-identified funds	280	—	—	280
Industrial and miscellaneous	171,376	815	(12,239)	159,952

Total bonds	$201,544	$875	$(14,960)	$187,459

Bonds classified by the NAIC as special revenue and assessments primarily consist of U.S. Government agency-issued residential mortgage-backed securities and municipal bonds issued by political subdivisions to finance specific public projects. Bonds classified as industrial and miscellaneous consist primarily of notes issued by public and private corporate entities and structured securities not issued by U.S. Government agencies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Statement value of bonds by NAIC designation category at December 31, 2025 and 2024 was as follows:

December 31, 2025	NAIC Designation

	1	2	3	4	5	6	Total
	(in millions)

Issuer credit obligations

U.S. Government obligations	$3,975	$-	$-	$-	$-	$-	$3,975

Non-U.S. sovereign jurisdiction	1,906	2,911	81	-	-	-	4,898

Municipal bonds - general obligations	1,286	-	-	-	-	-	1,286

Municipal bonds - special revenue	3,089	89	-	-	-	-	3,178

Project finance bonds	1,084	3,186	117	76	-	13	4,476

Corporate bonds	63,301	53,094	6,015	2,400	810	58	125,678

Bonds issued by funds representing operating entities	3,861	4,148	60	27	25	-	8,121

Single entity backed obligations	3,279	1,137	59	105	-	-	4,580

SVO identified funds	10	453	-	926	-	-	1,389

Bank loans	1	20	517	1,380	1,337	454	3,709

Total issuer credit obligations	81,792	65,038	6,849	4,914	2,172	525	161,290

Asset-backed securities

Agency residential MBS (exempt)	1,258	-	-	-	-	-	1,258

Agency commercial MBS (non-exempt)	83	37	-	-	-	-	120

Agency residential MBS (non-exempt)	14,956	-	-	-	-	-	14,956

Non-agency commercial MBS	5,741	38	-	6	10	6	5,801

Non-agency residential MBS	2,182	698	-	49	-	1	2,930

Non-agency - CLOs/CBOs/ CDOs	9,098	20	-	-	-	-	9,118

Other financial ABS	5,350	1,431	132	125	2	5	7,045

Equity backed - non-self liquidating	1,453	82	-	-	-	-	1,535

Lease-backed - practical expedient	1,029	228	-	-	-	-	1,257

Lease-backed - full analysis	1,888	357	6	-	-	-	2,251

Other non-financial ABS - practical expedient	836	100	-	-	-	-	936

Other non-financial ABS - full analysis	322	1,160	29	-	-	-	1,511

Total asset-backed securities	44,196	4,151	167	180	12	12	$48,718

Total bonds	$125,988	$69,189	$7,016	$5,094	$2,184	$537	$210,008

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	NAIC Designation

	1	2	3	4	5	6	Total

	(in millions)

U.S. Government	$4,228	$-	$-	$-	$-	$-	$4,228

States, territories, and possessions	938	-	-	-	-	-	938

Political subdivisions	293	-	-	-	-	-	293

Special revenue and assessments	20,016	106	20	-	-	-	20,142

All foreign governments	1,407	2,166	33	-	-	-	3,606

Hybrid securities	-	495	171	15	-	-	681

SVO-identified funds	-	280	-	-	-	-	280

Industrial and miscellaneous	92,489	66,362	5,680	3,848	2,602	395	171,376

Total bonds	$119,371	$69,409	$5,904	$3,863	$2,602	$395	$201,544

Based on statement value, 93% and 94% of the Company’s bond portfolio was designated investment grade (i.e., designated 1 or 2 by the NAIC) as of December 31, 2025 and 2024, respectively.

Statement value and fair value of asset-backed securities at December 31, 2025 and structured securities at December 31, 2024, aggregated by investment grade or below investment grade (i.e., designated 3, 4, 5 or 6 by the NAIC), were as follows:

December 31, 2025	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Residential mortgage-backed:
Agency	$16,214	$15,234	$ -	$ -	$ 16,214	$15,234
Other prime	238	227	-	-	238	227
Other non-prime	2,642	2,611	50	50	2,692	2,661
Commercial mortgage-backed:
Agency	120	121	-	-	120	121
Non-agency	5,779	5,742	22	19	5,801	5,761
Non-agency - CLOs/CBOs/CDOs	9,118	9,128	-	-	9,118	9,128
Financial asset-backed
Equity backed	1,535	1,539	-	-	1,535	1,539
Other financial ABS	6,782	6,782	264	263	7,046	7,045
Non-financial asset-backed
Lease-backed	3,502	3,511	6	5	3,508	3,516
Other non-financial ABS	2,417	2,393	29	30	2,446	2,423

Total asset-backed securities	$48,347	$47,288	$371	$367	$48,718	$47,655

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	Investment Grade		Below Investment Grade		Total
	Statement Value	Fair Value	Statement Value	Fair Value	Statement Value	Fair Value

	(in millions)
Residential mortgage-backed:
U.S. Government agencies	$16,159	$14,450	$ -	$ -	$16,159	$14,450
Other prime	193	189	1	1	194	190
Other below-prime	2,160	2,094	26	25	2,186	2,119
Commercial mortgage-backed:
U.S. Government agencies	20	18	-	-	20	18
Conduit	5,272	5,048	26	20	5,298	5,068
Other asset-backed	20,520	20,226	340	325	20,860	20,551

Total structured securities	$44,324	$42,025	$ 393	$371	$44,717	$42,396

Statement value and fair value of bonds and short-term investments by contractual maturity at December 31, 2025 are summarized below. Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment fees. Securities without a maturity date, which are payable on demand and in good standing, are included within the one year or less category.

	Statement	Fair
	Value	Value

	(in millions)

Due in one year or less	$13,274	$13,256

Due after one year through five years	52,653	52,390

Due after five years through ten years	52,196	51,717

Due after ten years through twenty years	36,023	34,026

Due after twenty years	59,794	54,401

Total	$213,940	$205,790

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company and are reported at the unpaid principal balance, less any valuation adjustments or unamortized commitment or origination fees. Such fees are generally deferred upon receipt and amortized into net investment income over the life of the loan using the interest method. Affiliated mortgage loan investments were $182 million and $128 million at December 31, 2025 and 2024, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value of mortgage loans by collateral property type and geographic location at December 31, 2025 and 2024 was as follows:

December 31, 2025	United States of America
	East	Midwest	South	West	Foreign	Total
	(in millions)

Apartment	$10,816	$3,020	$7,202	$11,468	$-	$32,506

Office	2,140	326	1,177	2,930	-	6,573

Retail	886	304	1,030	1,140	-	3,360

Warehouse/Industrial	4,546	1,494	1,190	4,951	248	12,429

Manufactured housing	280	322	1,789	1,860	200	4,451

Other	196	249	159	143	-	747

Total	$18,864	$5,715	$12,547	$22,492	$448	$60,066

December 31, 2024	United States of America
	East	Midwest	South	West	Foreign	Total

	(in millions)

Apartment	$10,522	$3,203	$6,512	$10,899	$-	$31,136

Office	2,439	345	1,171	3,024	-	6,979

Retail	1,086	299	1,011	1,171	-	3,567

Warehouse/Industrial	3,679	1,271	787	4,222	111	10,070

Manufactured housing	297	325	2,082	1,735	186	4,625

Other	155	263	162	121	-	701

Total	$18,178	$5,706	$11,725	$21,172	$297	$57,078

The Company has mortgage loans where co-lending or participation arrangements are in place with unaffiliated third parties. Mortgage loans with co-lending or participation arrangements totaled $1.3 billion and $2.0 billion at December 31, 2025 and 2024, respectively.

Interest rates and loan-to-value (LTV) ratio information for the Company’s mortgage loans originated or refinanced during 2025 and 2024 is summarized below.

For mortgage loans originated or refinanced during:	2025	2024

Minimum interest rate	4.40%	4.80%

Maximum interest rate	7.69%	8.13%

Weighted-average LTV	55%	55%

Maximum LTV	74%	66%

LTV ratios are commonly used to assess the credit quality of commercial mortgage loans. A lower LTV ratio generally indicates a higher quality loan. At December 31, 2025 and 2024, the aggregate weighted-average LTV ratio for the mortgage loan portfolio was 55% and 56%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value of mortgage loans by collateral property type and LTV ratio at December 31, 2025 and 2024 was as follows:

December 31, 2025	< 51%	51%-70%	71%-90%	> 90%	Total
	(in millions)

Apartment	$9,251	$20,203	$2,723	$329	$32,506

Office	2,726	1,915	709	1,223	6,573

Retail	1,433	1,643	232	52	3,360

Warehouse/Industrial	4,769	7,456	204	-	12,429

Manufactured housing	2,831	1,620	-	-	4,451

Other	359	377	-	11	747

Total	$21,369	$33,214	$3,868	$1,615	$60,066

December 31, 2024	< 51%	51%-70%	71%-90%	> 90%	Total

	(in millions)

Apartment	$8,322	$19,341	$3,209	$264	$31,136

Office	1,879	2,858	1,026	1,216	6,979

Retail	1,147	2,008	271	141	3,567

Warehouse/Industrial	3,823	6,084	163	-	10,070

Manufactured housing	2,446	2,159	20	-	4,625

Other	420	227	-	54	701

Total	$18,037	$32,677	$4,689	$1,675	$57,078

The aggregate statement value of mortgage loans with LTV in excess of 100% was $842 million and $1,028 million at December 31, 2025 and December 31, 2024, respectively.

The fair value of the collateral securing each commercial mortgage loan is updated at least annually by the Company. More frequent updates are performed if deemed necessary due to changes in market capitalization rates, borrower financial strength and/or property operating performance. Fair value of the collateral is estimated using the income capitalization approach based on stabilized property income and market capitalization rates. Stabilized property income is derived from actual property financial statements adjusted for non-recurring items, normalized market vacancy and lease rollover, among other factors. Other collateral, such as excess land and additional capital required to maintain property income, is also factored into fair value estimates. Both private market transactions and public market alternatives are considered in determining appropriate market capitalization rates. See Note 14 for more information regarding the fair value of the Company’s investments in mortgage loans.

In the normal course of business, the Company may refinance or otherwise modify the terms of an existing mortgage loan, typically in reaction to a request by the borrower. These modifications can include a partial repayment of outstanding loan principal, changes to interest rates, extensions of loan maturity and/or changes to loan covenants. When such modifications are made, the statutory basis of accounting requires that the new terms of the loan be evaluated to determine whether the modification qualifies as a “troubled debt restructuring.” If new terms are extended to a borrower that are less favorable to the Company than those currently being offered to new borrowers under similar circumstances in an arms-length transaction, a realized capital loss is reported for the estimated amount of the economic concessions made and the reported value of the mortgage loan is reduced. The Company reported no realized capital losses related to troubled debt restructuring of mortgage loans for the year ended December 31, 2025, and reported $12 million in 2024. The Company had one restructured mortgage loan at the end of December 31, 2025 and none at the end of December 31, 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

In circumstances where the Company has deemed it probable that it will be unable to collect all contractual principal and interest on a mortgage loan, a valuation allowance is established to reduce the statement value of the mortgage loan to its net realizable value. Changes to mortgage loan valuation allowances are reported as a change in net unrealized capital gains and losses in the statutory statements of changes in surplus. If the Company later determines that the decline in value is other-than-temporary, a realized capital loss is reported, and any temporary valuation allowance is reversed. The Company had no mortgage loan valuation allowance at December 31, 2025 or 2024. The Company had no foreclosed mortgage loans at December 31, 2025 and had three foreclosed mortgage loans at December 31, 2024. All remaining mortgage loans were current on principal payments and contractual interest as of December 31, 2025 and December 31, 2024 The Company recognized other-than-temporary impairment losses on mortgage loans of $91 million and $43 million for the years ended December 31, 2025 and 2024, respectively.

Common and Preferred Stocks

Common stocks are generally reported at fair value, with $2,906 million and $2,727 million included in the statutory statements of financial position at December 31, 2025 and 2024, respectively. The fair value for publicly-traded common stocks is primarily based on quoted market prices. For private common stocks without quoted market prices, fair value is primarily determined using a sponsor valuation or market comparables approach. The equity method is generally used to report investments in common stock of unconsolidated subsidiaries.

Redeemable preferred stocks designated 1, 2 or 3 by the NAIC are reported at amortized cost. Redeemable preferred stocks designated 4, 5 or 6 by the NAIC are reported at the lower of amortized cost or fair value. Perpetual preferred stocks are reported at the lower of fair value or the currently effective call price for the stock. At December 31, 2025 and 2024, the statutory statements of financial position included $862 million and $613 million, respectively, of preferred stocks. The fair value for preferred stocks is primarily determined using a sponsor valuation or market comparables approach.

See Note 14 for more information regarding the fair value of the Company’s investments in common and preferred stock.

Real Estate

Real estate investments are reported at cost, less any encumbrances and accumulated depreciation of buildings and other improvements. Depreciation of real estate investments is recorded using a straight-line method over the estimated useful lives of the improvements. Fair value of real estate is estimated primarily based on the capitalization of stabilized net operating income or the present value of future cash flows generated by the property.

The statement value of real estate investments by property type and U.S. geographic location at December 31, 2025 and 2024 was as follows:

December 31, 2025	East	Midwest	South	West	Total

	(in millions)

Apartment	$297	$132	$235	$482	$1,146

Office	217	960	45	-	1,222

Warehouse/Industrial	269	-	-	197	466

Other	16	21	92	-	129

Total	$799	$1,113	$372	$679	$2,963

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

December 31, 2024	East	Midwest	South	West	Total

	(in millions)

Apartment	$297	$136	$241	$560	$1,234

Office	207	696	47	-	950

Warehouse/Industrial	278	-	-	198	476

Other	16	20	95	-	131

Total	$798	$852	$383	$758	$2,791

The Company’s home office properties are included above (Office/Midwest) and had an aggregate statement value of $958 million and $696 million at December 31, 2025 and 2024, respectively. The Company’s other investments in real estate are held for the production of income.

Other Investments

Other investments primarily represent investments that are made through ownership interests in partnerships, joint ventures (JVs) and limited liability companies (LLCs). In some cases, these ownership interests are held directly by the Company, while in other cases these investments are held indirectly through wholly-owned non-insurance investment holding companies organized as LLCs. Whether held directly by the Company or indirectly through its investment holding companies, partnerships, JVs, and LLCs are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity.

The statement value of other investments held directly or indirectly by the Company at December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024

	(in millions)

Securities partnerships and LLCs	$13,989	$12,488

Common and preferred stocks	6,811	4,127

Bonds	3,842	4,135

Real estate JVs, partnerships and LLCs	3,670	3,757

COLI	1,627	1,345

Wholly owned real estate	1,200	1,146

Residential mortgage LLCs	1,181	-

Derivative instruments	1,157	1,849

Tax credit investments	978	763

Cash and short-term investments	727	679

Structured settlements	597	604

Other net assets (liabilities)	(64)	(28)

Total	$35,715	$30,865

For securities partnerships and LLCs, residential mortgage LLCs, bonds, common and preferred stocks, COLI, cash and short-term investments and derivative instruments, the underlying entity generally reports these investments at fair value. See Note 4 for more information regarding the Company’s use of derivatives. For real estate related investments (including JVs, partnerships and LLCs), structured settlements, and tax credit investments, the underlying entity generally reports these investments at cost, reduced where appropriate by depreciation or amortization. Tax credit investments support affordable

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

housing, economic development, and revitalization in underserved areas. The amount of tax credits and other tax benefits recognized for 2025 and 2024 was $221 million and $167 million, respectively. The amount of unused tax credits for 2025 was $200 million. Full utilization of the unused tax credits is expected based on forecasts of future taxable income which account for future reversals of taxable temporary differences, as well as future taxable income exclusive of reversing temporary differences and carryforwards. The projected generation of non-transferable tax credits for each of the next 5 years and thereafter is as follows:

Projected generation of non- transferable tax credits
(in millions)
Year 1	$225
Year 2	$186
Year 3	$169
Year 4	$149
Year 5	$132
Thereafter	$413

See Note 10 for more information regarding the Company’s use of tax credits.

Investments in Subsidiaries, Controlled and Affiliated Entities

The Company’s investments in subsidiaries, controlled and affiliated entities (SCAs) are reported in the statutory statements of financial position using the equity method of accounting based on the Company’s share of the underlying entities’ audited GAAP-basis equity. At December 31, 2025 and 2024, the value of wholly-owned SCA investments were as follows:

	December 31, 2025			December 31, 2024

	Investment in SCA	Nonadmitted Asset	Statement Value	Investment in SCA	Nonadmitted Asset	Statement Value
	(in millions)

NM Wealth Management Company	$277	$-	$277	$268	$-	$268

Total common stock SCAs [1]	277	-	277	268	-	268

NML Securities Holdings, LLC	17,021	-	17,021	15,938	-	15,938

NM TES, LLC	2,327	-	2,327	-	-	-

NML Real Estate Holdings, LLC	1,150	-	1,150	1,243	-	1,243

QOZ Holding Company, LLC ³	454	3	451	478	18	460

NM Investment Services, LLC	448	42	406	223	-	223

NM GP Holdings, LLC ³	188	127	61	190	131	59

NM Pebble Valley, LLC	170	-	170	137	-	137

Lake Emily Holdings, LLC ³	46	-	46	32	-	32

NM Strategic Asset Holdings, LLC	31	-	31	-	-	-

Wysh Holdings, LLC ³	20	3	17	33	5	28

NM Investment Management Company, LLC	19	19	-	18	18	-

Mason Street Advisors, LLC	8	8	-	8	8	-

GRO-SUB, LLC	3	3	-	3	3	-

NM Career Distribution Holdings, LLC	2	2	-	1	1	-

NM-SAS, LLC ³	1	-	1	-	-	-

Total other investment SCAs [2]	21,888	207	21,681	18,304	184	18,120

Total investments in SCAs	$22,165	$207	$21,958	$18,572	$184	$18,388

[1]	Reported in common and preferred stocks in the statutory statements of financial position.
[2]	Reported in other investments in the statutory statements of financial position.
[3]	The Company utilizes the look-through approach in valuing its investments in these non-audited entities.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Investment filings for all common stock SCAs were submitted to the NAIC during 2025. In all cases, the NAIC accepted the statement value. For all subsidiaries that are not audited and use the look-through approach permitted in SSAP No.97, the Company has admitted the value of underlying joint ventures, partnerships or LLC that have audited financial statements and any adjustments required by SSAP No. 97 or SSAP No. 48 have been made.

Net Investment Income

The sources of net investment income for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,

	2025	2024	2023

		(in millions)

Bonds	$9,534	$9,024	$8,044

Mortgage loans	2,662	2,327	2,123

Common and preferred stocks	293	225	196

Real estate	291	314	322

Other investments	2,998	2,040	2,532

Policy loans	1,398	1,327	1,224

Amortization of IMR	(355)	(278)	(61)

Gross investment income	16,821	14,979	14,380

Less: investment expenses	1,336	1,164	1,156

Net investment income	$15,485	$13,815	$13,224

For the years ended December 31, 2025, 2024 and 2023 bond investment income included $50 million, $35 million and $12 million of prepayment fees, respectively, generated as a result of 129, 98 and 43 securities, respectively, tendered or otherwise redeemed as a result of a callable feature. At December 31, 2025 and 2024, the Company had $578 million and $539 million, respectively, of aggregate cumulative paid-in-kind interest included in the current principal value of bonds and mortgage loans in the statement of financial position. The amount of tax credit investment amortization recognized as a component of investment expenses during 2025 was $178 million.

Realized Capital Gains and Losses

Realized capital gains and losses are recognized based upon specific identification of investments sold. Realized capital losses also include valuation adjustments for impairment of bonds, mortgage loans, common and preferred stocks, real estate and other investments that have experienced a decline in fair value that the Company considers to be other-than-temporary. Realized capital gains and losses, as reported in the statutory statements of operations, are net of any capital gains tax (or benefit) and exclude any deferrals to the IMR of interest rate-related capital gains or losses.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Realized capital gains and losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the year ended			For the year ended			For the year ended

	December 31, 2025			December 31, 2024			December 31, 2023

			Net			Net			Net

			Realized			Realized			Realized

	Realized	Realized	Gains	Realized	Realized	Gains	Realized	Realized	Gains

	Gains	Losses	(Losses)	Gains	Losses	(Losses)	Gains	Losses	(Losses)

	(in millions)

Bonds	$444	$(1,533)	$(1,089)	$383	$(1,698)	$(1,315)	$202	$(2,868)	$(2,666)
Mortgage loans	71	(176)	(105)	-	(58)	(58)	3	(41)	(38)
Common and preferred stocks	74	(40)	34	52	(37)	15	104	(21)	83
Real estate	96	-	96	150	(2)	148	58	-	58
Other investments	932	(1,072)	(140)	1,254	(1,273)	(19)	821	(1,073)	(252)

Subtotal	$1,617	$(2,821)	(1,204)	$1,839	$(3,068)	(1,229)	$1,188	$(4,003)	(2,815)

Less: IMR net gains (losses) before taxes			(866)			(1,192)			(2,921)
Less: Capital gains tax expense (benefit)			(4)			59			142

Net realized capital gains (losses)			$(334)			$(96)			$(36)

Realized capital gains and losses are generally the result of normal investment trading activity. Proceeds from the sale of bonds totaled $30 billion, $26 billion, and $26 billion for the years ended December 31, 2025, 2024 and 2023, respectively.

On a quarterly basis, the Company performs a review of bonds, mortgage loans, common and preferred stocks, real estate and other investments to identify investments that have experienced a decline in fair value that is considered to be other-than-temporary. Factors considered include the duration and extent to which fair value was less than cost, the financial condition and near-term financial prospects of the issuer and the Company’s ability and intent to hold the investment for a period of time sufficient to allow for an anticipated recovery in value. If the decline in an investment’s fair value is considered to be other-than-temporary, the statement value of the investment is generally written down to fair value and a realized capital loss is reported.

For fixed income investments, the review focuses on the issuer’s ability to remit all contractual interest and principal payments and the Company’s ability and intent to hold the investment until the earlier of a recovery in value or maturity. The Company’s intent and ability to hold an investment takes into consideration broad portfolio management parameters such as expected net cash flows and liquidity targets, asset/liability duration management and issuer and industry sector credit exposures. Mortgage loans considered to have experienced an other-than-temporary decline in value are written down to net realizable value based on the appraised value of the collateral property.

For equity securities, greater weight and consideration is given to the duration and extent of the decline in fair value and the likelihood that the fair value of the security will recover in the foreseeable future. A real estate equity investment is evaluated for an other-than-temporary impairment when the fair value of the property is lower than its depreciated cost.

For real estate and other investments that represent ownership interests in partnerships, JVs and LLCs, the review focuses on the likelihood that the Company will ultimately recover its initial investment, adjusted for its share of subsequent net earnings and/or distributions. The Company’s review of securities partnerships will generally defer to GAAP-basis impairment reviews performed by the general partner absent compelling evidence of a permanent impairment of the Company’s partnership interest.

Realized capital losses related to declines in fair value of investments that were considered to be other-than-temporary for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023
		(in millions)

Bonds	$(161)	$(16)	$(80)

Common and preferred stocks	(25)	(33)	(10)

Mortgage loans	(91)	(43)	(37)

Real estate JVs	(165)	(83)	(32)

Other investments	(121)	-	-

Total	$(563)	$(175)	$(159)

In addition to the realized capital losses above, $161 million, $108 million and $99 million of other-than-temporary impairments were recorded by the Company’s unconsolidated non-insurance subsidiaries for the years ended December 31, 2025, 2024 and 2023, respectively. The decline in the Company’s equity in these subsidiaries resulting from these impairments is reported in changes in net unrealized capital gains and losses in the statutory statements of changes in surplus.

Unrealized Capital Gains and Losses

Unrealized capital gains and losses include changes in the fair value of common stock, some bonds and some preferred stocks, other investments and currency translation adjustments on foreign-denominated bonds and mortgage loans and are reported net of any related changes in deferred taxes in the statutory statements of changes in surplus. Changes in the Company’s equity-method share of the undistributed earnings of partnerships, JVs, LLCs and unconsolidated subsidiaries are also reported as changes in unrealized capital gains and losses. If net earnings are distributed to the Company in the form of dividends, net investment income is recognized in the amount of the distribution and the previously unrealized net capital gains are reversed.

Changes in net unrealized capital gains and losses for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,

	2025	2024	2023
		(in millions)

Bonds	$1,333	$(568)	$462

Mortgage loans	23	(22)	6

Common and preferred stocks	161	282	221

Deposit funds	(109)	45	(24)

Other investments	(812)	1,095	(487)

Subtotal	596	832	178

Change in deferred taxes	(32)	(25)	(61)

Change in net unrealized capital gains and (losses)	$564	$807	$117

Changes in net unrealized capital gains and losses for the years ended December 31, 2025, 2024 and 2023 included the reversal of previously unrealized capital gains of $2,088 million, $1,177 million and $1,920 million, respectively, related to distributions of accumulated net earnings made to the Company from unconsolidated subsidiaries.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The amortized cost and fair value of bonds, common and preferred stocks, and other investments for which fair value declined and remained below cost at December 31, 2025 and 2024 were as follows:

	December 31, 2025

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference
	(in millions)

Issuer credit obligations	$13,579	$13,169	$(410)	$78,309	$69,556	$(8,753)

Asset-backed securities	3,787	3,771	(16)	14,960	13,475	(1,485)

Common and preferred stocks	90	77	(13)	342	312	(30)
Other investments	—	—	—	29	27	(2)

Total	$17,456	$17,017	$(439)	$93,640	$83,370	$(10,270)

	December 31, 2024

	Decline For Less Than 12 Months			Decline For Greater Than 12 Months

	Amortized Cost	Fair Value	Difference	Amortized Cost	Fair Value	Difference

	(in millions)

Bonds	$39,899	$38,666	$(1,233)	$89,817	$77,300	$(12,517)

Structured securities	7,962	7,868	(94)	18,567	16,180	(2,387)

Common and preferred stocks	164	151	(13)	253	219	(34)

Total	$48,025	$46,685	$(1,340)	$108,637	$93,699	$(14,938)

Based on the results of the impairment review process described above, the Company considers these declines in fair value to be temporary based on current facts and circumstances. These declines in fair value were primarily attributable to the impact of higher market interest rates with no specific credit concerns. As of December 31, 2025, the Company does not intend to sell these securities and believes it has the ability to hold these securities until the anticipated recovery of the remaining amortized cost basis.

For securities without a full SVO credit analysis performed that are current on principal and interest the statutory basis of accounting allows the Company to assign a NAIC designation of “5GI” to such securities for reporting purposes. At December 31, 2025 and 2024, the statement and fair values of NAIC 5GI securities were as follows:

	December 31, 2025
	Number of Securities	Statement Value	Fair Value
	($ in millions)
Issuer credit obligations	68	$1,516	$1,469
Preferred stock	3	13	13
Asset-backed securities	1	—	—

Total	72	$1,529	$1,482

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	December 31, 2024
	Number of Securities	Statement Value	Fair Value
	($ in millions)
Bonds	84	$1,864	$1,802
Preferred stock	5	51	51
Structured securities	3	49	46

Total	92	$1,964	$1,899

Repurchase Agreements

The Company participates in bilateral and tri-party repurchase programs with U.S. domiciled unaffiliated third parties. The agreements under these programs require the Company to sell securities and simultaneously agree to repurchase the same (or substantially the same) securities prior to the securities reaching their maturity. These repurchase agreements are intended to enhance the yield of the Company’s investment portfolio. The agreements are accounted for as collateralized borrowings with the transferred security proceeds recorded as other liabilities in the statutory statements of financial position while the underlying securities continue to be recorded as investments by the Company. Investment earnings are recorded as net investment income and the difference between the transferred security proceeds and the amount at which the securities will be subsequently reacquired is amortized into net investment income as interest expense in the statutory statements of operations.

The Company manages counterparty and other risks associated with its repurchase program by adhering to guidelines that require counterparties to provide the Company with cash or other high-quality collateral of no less than 97% of the fair value of the securities on loan plus accrued interest and by setting conservative standards for the Company’s reinvestment of cash collateral received.

Cash collateral received, and the liability to return that collateral which is included within other liabilities in the statutory statements of financial position, had the following characteristics during 2025 and 2024:

For the quarter ended:	Maximum Balance	Ending Balance

	(in millions)

March 31, 2025	$3,225	$3,220

June 30, 2025	$3,237	$3,185

September 30, 2025	$3,190	$2,589

December 31, 2025	$2,603	$2,591

March 31, 2024	$2,518	$2,483

June 30, 2024	$3,059	$2,946

September 30, 2024	$3,306	$3,254

December 31, 2024	$3,256	$3,208

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

During 2025 and 2024, securities sold under repurchase agreements included the following characteristics:

For the quarter ended:	Maximum Balance (Fair Value)	Ending Balance (Fair Value)	Ending Balance (Statement Value)
For the quarter ended:	(Fair Value)	(Fair Value)	(Statement Value)
	(in millions)
March 31, 2025	$3,299	$3,287	$3,220
June 30, 2025	$3,305	$3,252	$3,185
September 30, 2025	$3,266	$2,643	$2,589
December 31, 2025	$2,661	$2,636	$2,591
March 31, 2024	$2,568	$2,537	$2,483
June 30, 2024	$3,130	$3,130	$2,946
September 30, 2024	$3,379	$3,321	$3,254
December 31, 2024	$3,331	$3,271	$3,208

The repurchase agreements have overnight contractual maturities. Securities sold under the repurchase agreements consisted of U.S. Treasury securities and U.S. Government agency-issued residential mortgage-backed securities. All securities sold had NAIC designations of 1.

The amortized cost, fair value and remaining term to maturity of reinvested repurchase agreement collateral held by the Company at December 31, 2025 and 2024 was as follows:

	December 31, 2025		December 31, 2024
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(in millions)
30 days or less	$597	$527	$721	$721
31-60 days	225	225	352	352
61-90 days	195	195	352	352
91-120 days	109	108	146	146
121-180 days	131	131	397	397
181-365 days	150	150	202	202
1-2 years	475	476	450	451
2-3 years	225	226	581	578
Over 3 years	488	489	5	5

Total	$2,595	$2,527	$3,206	$3,204

If the securities sold under the repurchase agreements or the reinvested collateral become less liquid, the Company has the liquidity resources within its general account available to meet potential cash demands when securities are required to be repurchased.

Restricted Assets

Certain of the Company’s investments are either pledged as collateral or are otherwise held beyond the exclusive control of the Company (“restricted assets”). These restrictions are generally the result of collateral support agreements with the Federal Home Loan Bank of Chicago and other counterparties in connection with repurchase agreements and derivative transactions.

At December 31, 2025 and 2024, collateral held by counterparties was primarily in the form of cash, short-term investments and bonds, including U.S. Government securities. All restricted assets in the below table are admitted assets in 2025 and 2024. See Note 4 for more information regarding the Company’s derivative portfolio.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The statement value of restricted assets at December 31, 2025 and 2024, summarized by type of restriction, was as follows:

	December 31,
	2025	2024
	(in millions)
Loaned securities - repurchase agreements	$2,591	$3,208
Federal Home Loan Bank of Chicago pledged collateral	11,190	10,391
Derivative transactions	451	422
Federal Home Loan Bank of Chicago stock	149	158
Securities on deposit with states	3	3

Total restricted assets	$14,384	$14,182

Collateral Assets Received

The statement and fair values of collateral received at December 31, 2025 and 2024 were as follows:

	December 31, 2025		December 31, 2024

	Statement Value	Fair Value	Statement Value	Fair Value
	(in millions)		(in millions)
Repurchase agreement collateral	$2,591	$2,636	$3,208	$3,271
Derivative collateral	616	616	1,414	1,414
Mortgage loan escrow	126	126	135	135
Real estate escrow and security deposits	6	6	4	4

Total collateral assets	$3,339	$3,384	$4,761	$4,824

At both December 31, 2025 and 2024, derivative collateral received was less than $1 million related to the separate accounts. The obligation to return all other collateral received is reported as other liabilities in the statutory statements of financial position.

4.	Derivative Financial Instruments

The Company enters into derivative transactions, generally to mitigate the risk to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates, credit conditions and other market risks. Derivatives may be exchange traded, cleared or executed in the over-the-counter market. A majority of the Company’s over-the-counter derivatives are bilateral contracts between two counterparties. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing exchanges.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for statutory hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e., at amortized cost or fair value). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes, or otherwise do not meet the qualifications for statutory hedge accounting, are reported at fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

To qualify for hedge accounting, the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective,” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

The fair value of derivative instruments is based on quoted market prices when available. In the absence of quoted market prices, fair value is estimated using industry-standard models utilizing market observable inputs.

Derivative transactions expose the Company to the risk that a counterparty may not be able to fulfill its obligations under the contract. The Company manages this risk by dealing only with counterparties that maintain a minimum credit rating, by performing ongoing review of counterparties’ credit standing and by adhering to established limits for credit exposure to any single counterparty. The Company also utilizes collateral support arrangements that require the daily exchange of collateral assets if counterparty credit exposure exceeds certain limits. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The fair value of collateral held by the Company under derivative support agreements at December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
	(in millions)
Bonds:
General Account	$546	$320
Separate Accounts	-	-

Total bond collateral	$546	$320

Cash:
General Account	$616	$1,414
Separate Accounts	-	-

Total cash collateral	$616	$1,414

Bond collateral held in the general account is not reported in the statutory statements of financial position. Cash collateral held in the general account is reported as cash and short-term investments in the statutory statements of financial position, while the Company’s obligation to return the collateral is reported as other liabilities. Separate account cash collateral assets and related liabilities is reported in the separate account assets and liabilities, respectively, in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The fair value of collateral posted by the Company at December 31, 2025 and 2024 was as follows:

	December 31,
	2025	2024
	(in millions)
Bonds posted for derivative support agreements:
General Account	$160	$116
Separate Accounts	1	2
Bonds posted for futures agreements:
General Account	123	89
Separate Accounts	15	14

Total bond collateral	$299	$221

Cash posted for derivative support agreements:
General Account	$137	$187
Separate Accounts	6	5
Cash posted for futures agreements:
General Account	-	-
Separate Accounts	9	9

Total cash collateral	$152	$201

Bonds posted as collateral are reported as bonds and cash posted as collateral is reported as a receivable included in other investments in the statutory statements of financial position.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging - Designated as Hedging Instruments

The Company designates and accounts for the following derivative types as cash flow or fair value hedges, with the related derivative instrument reported at amortized cost in the statutory statements of financial position. No component of these derivatives’ economic gain or loss was excluded from the assessment of hedge effectiveness.

Interest rate swaps are used to mitigate interest rate risk for investments in fixed and variable interest rate bonds and fixed rate liabilities over a period of up to 12 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds and mortgage loans and liabilities denominated in foreign currencies over a period of up to 30 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans or those owed on liabilities for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Foreign exchange gains or losses on these contracts are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Hedging - Not Designated as Hedging Instruments

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or otherwise do not qualify for statutory hedge accounting. These instruments are reported in the statutory statements of financial position at fair value. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recognized.

The average fair value of outstanding derivative assets not designated as hedging instruments was $501 million and $506 million for the years ended December 31, 2025 and 2024, respectively. The average fair value of outstanding derivative liabilities not designated as hedging instruments was $104 million and $148 million for the years ended December 31, 2025 and 2024, respectively.

Interest rate caps and floors are used to mitigate the risk of a significant and sustained increase or decrease in interest rates for certain of the Company’s debt instruments and insurance and annuity products. Interest rate caps and floors entitle the Company to pay or receive payments from a counterparty if market interest rates rise above or decline below a specified level. Amounts paid or received on these contracts are reported as net investment income.

Interest rate swaps are used to mitigate interest rate risk for investments in variable interest rate and fixed interest rate bonds over a period of up to 10 years. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate index and a specified fixed rate of interest applied to the notional amount of the contract. Amounts received or paid on these contracts are reported as net investment income.

Swaptions are used to mitigate the asset/liability management risk of a significant and sustained increase in interest rates for certain of the Company’s insurance products. Swaptions provide the Company an option to enter into an interest rate swap with a counterparty on specified terms.

Fixed income futures are used to mitigate interest rate risk for investments in portfolios of fixed income securities. Fixed income futures obligate the Company to sell to or buy from a counterparty a specified number of contracts at a specified price at a future date.

Fixed income forwards are used to gain exposure to the investment risk and return of mortgage-backed securities by utilizing “to-be-announced” (TBA) forward contracts. The Company also uses TBA forward contracts to hedge interest rate risk and participate in the mortgage-backed securities market in an efficient and cost-effective way. Additionally, pursuant to the Company’s mortgage dollar roll program, TBAs or mortgage-backed securities are transferred to counterparties with a corresponding agreement to purchase a substantially similar security for later settlement. These transactions do not qualify as secured borrowings and are accounted for as derivatives.

Foreign currency swaps are used to mitigate the foreign exchange risk for investments in bonds denominated in foreign currencies over a period of up to 10 years. Foreign currency swaps obligate the Company and a counterparty to exchange the foreign currency-denominated interest and principal payments receivable on foreign bonds and mortgage loans for U.S. dollar-denominated payments based on currency exchange rates specified at trade inception. Amounts received or paid on these contracts are reported as net investment income.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Investment Replications

Interest rate swap replications are used to replicate a bond investment through the use of cash market instruments combined with an interest rate swap. Interest rate swaps obligate the Company and a counterparty to exchange amounts based on the difference between a variable interest rate and a specified fixed interest rate applied to the notional amount of the contract. Interest rate swap replications, including the derivative components, are reported at amortized cost.

Bond forward replications are used to replicate a long-term bond investment through the use of cash market instruments combined with a U.S. Treasury bond forward. U.S. Treasury bond forwards obligate the Company to buy or sell from a counterparty a specified security at a specified price at a future date. Bond forward replications, including the derivative components, are reported at amortized cost.

The effects of the Company’s use of derivative instruments on the statutory statements of financial position at December 31, 2025 and 2024 were as follows:

	December 31, 2025

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$2,179	$-	$-	$10	$(31)

Foreign exchange contracts:

Foreign currency swaps	17,893	668	(654)	1,218	(465)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,375	6	-	6	-

Interest rate floors	1,666	8	-	8	-

Interest rate swaps	14,253	88	(85)	88	(85)

Swaptions	5,024	385	-	385	-

Fixed income futures	9,434	-	-	-	-

Fixed income forwards	719	2	-	2	-

Foreign exchange contracts:

Foreign currency swaps	32	-	(4)	-	(4)

Investment replications

Interest rate contracts:

Interest rate swaps	200	-	-	-	(6)

Bond forwards:

Bond forwards	3,231	-	-	20	(174)

Total derivatives		$1,157	$(743)	$1,737	$(765)

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	December 31, 2024

	Notional	Statement Value		Fair Value

	Amount	Assets	Liabilities	Assets	Liabilities

			(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$2,151	$-	$-	$1	$(87)

Foreign exchange contracts:

Foreign currency swaps	16,717	1,310	(81)	1,628	(121)

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	1,705	19	-	19	-

Interest rate floors	2,319	15	-	15	-

Interest rate swaps	11,245	118	(127)	118	(127)

Swaptions	4,778	379	-	379	-

Fixed income futures	11,966	-	-	-	-

Fixed income forwards	442	-	(1)	-	(1)

Foreign exchange contracts:

Foreign currency swaps	76	8	(1)	8	(1)

Investment replications

Interest rate contracts:

Interest rate swaps	673	-	-	4	-

Bond forwards:

Bond forwards	1,971	-	-	-	(212)

Total derivatives		$1,849	$(210)	$2,172	$(549)

The notional amounts shown above are used to denominate the derivative contracts and do not represent amounts exchanged between the Company and the derivative counterparties. Derivative instruments are reported as other investments or other liabilities in the statutory statements of financial position.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The effects of the Company’s use of derivative instruments on the statutory statements of operations and changes in surplus for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the year ended December 31, 2025
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$-	$-	$(49)

Foreign exchange contracts:

Foreign currency swaps	(1,215)	20	169

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(12)	-	(2)

Interest rate floors	(2)	-	(4)

Interest rate swaps	12	-	(7)

Swaptions	1	-	(10)

Fixed income futures	(49)	-	-

Fixed income forwards	3	10	-

Foreign exchange contracts:

Foreign currency swaps	(11)	5	-

Investment replications

Interest rate contracts:

Interest rate swaps	-	6	1

Bond forwards:

Bond forwards	-	(28)	-

Total derivatives	$(1,273)	$13	$98

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	For the year ended December 31, 2024
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$-	$-	$(68)

Foreign exchange contracts:

Foreign currency swaps	537	105	159

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(3)	-	6

Interest rate floors	(12)	-	(4)

Interest rate swaps	2	-	(11)

Swaptions	101	-	(10)

Fixed income futures	(165)	(26)	-

Fixed income forwards	(1)	(3)	-

Foreign exchange contracts:

Foreign currency swaps	(2)	4	1

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	(1)

Bond forwards:

Bond forwards	-	(13)	-

Total derivatives	$457	$67	$72

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	For the year ended December 31, 2023
	Change in Net Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
		(in millions)
Derivatives designated as hedging instruments:

Interest rate contracts:

Interest rate swaps	$3	$-	$(72)

Foreign exchange contracts:

Foreign currency swaps	(462)	48	155

Derivatives not designated as hedging instruments:

Interest rate contracts:

Interest rate caps	(24)	-	4

Interest rate floors	3	-	(4)

Interest rate swaps	(3)	-	(5)

Swaptions	34	-	(10)

Fixed income futures	268	(396)	-

Fixed income forwards	7	(15)	-

Foreign exchange contracts:

Foreign currency swaps	(4)	-	2

Investment replications

Interest rate contracts:

Interest rate swaps	-	-	-

Bond forwards:

Bond forwards	-	(10)	-

Total derivatives	$(178)	$(373)	$70

There were no changes in net unrealized gains or losses resulting from derivatives that no longer qualify for hedge accounting for the years ended December 31, 2025, 2024 and 2023. Realized gains and losses derived from derivative transactions are reported in Other Investments in the investing activities section of the statutory statements of cash flows.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

5.	Policy Benefit Reserves and Deposit Funds

General account policy benefit reserves at December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024

	(in millions)

Life insurance reserves	$243,021	$232,689

Disability and long-term care active life reserves	9,692	8,972

Disability and long-term care unpaid claims and	6,411	6,169

claim reserves
Annuity reserves	18,011	16,389

Total policy benefit reserves	$277,135	$264,219

See Note 9 for more information regarding the Company’s use of reinsurance and the related impact on policy benefit reserves.

Life Insurance Reserves

Historically, policy and contract reserves were determined in accordance with standard valuation methods approved by the OCI and were computed in accordance with standard actuarial methodology based on the Commissioners’ Reserve Valuation Method (CRVM) or the net level premium method. The reserves were based on assumptions for interest, mortality and other risks insured. Effective January 1, 2017, the OCI required a principles-based approach (PBR) for the calculation of its policy benefit reserves with a three-year phase-in period from the effective date. PBR requires reserves to be calculated using company experience assumptions with margin subject to a floor based on similar prescribed methods and assumptions used with existing in-force business. The Company adopted PBR for certain new life insurance products issued on or after July 1, 2019 and for all remaining life insurance policies issued on or after January 1, 2020.

Life insurance reserve calculations, using basic data, determine tabular interest, tabular cost, and tabular cost less actual reserves released. Tabular interest on funds not involving life contingencies is calculated as the product of the valuation interest rate times the mean of the amount of funds subject to such rate held at the beginning and end of the year of valuation.

As of December 31, 2025, the Company had $2.5 trillion of total life insurance in force, including $8 billion of life insurance in force for which gross premiums were less than net premiums according to the standard valuation methods and assumptions prescribed by the OCI. Gross premiums are calculated using mortality tables that reflect both the Company’s actual experience and the potential transfer of risk to reinsurers. Net premiums are determined in the calculation of statutory reserves, which must be based on industry-standard mortality tables.

Additional premiums or charges are assessed for substandard lives on policies issued after January 1, 1956. Net level premium or CRVM mean reserves for these policies are based on multiples of mortality tables or one-half the net flat or other extra mortality charge. The Company waives deduction of fractional premiums upon death of an insured and returns any portion of the final premium beyond the date of death. Cash values are not promised in excess of the legally computed reserves.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

At December 31, 2025 and 2024, the account and cash values related to the Company’s general account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2025	2024	2025	2024	2025	2024

			(in millions)
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$16,052	$14,697	$15,916	$14,544	$15,934	$14,562
Universal life with secondary guarantees	13	13	11	11	43	40
Other permanent cash value life insurance	-	-	207,028	198,911	214,004	205,364
Variable life	-	-	-	-	1,291	1,176
Variable universal life	18	13	18	13	145	101
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	-	-	5,096	5,139
Accidental death benefits	-	-	-	-	8	8
Disability - active lives	-	-	-	-	1,435	1,305
Disability - disabled lives	-	-	-	-	1,769	1,709
Miscellaneous reserves	-	-	-	-	3,123	3,121

Total gross life reserves [1]	16,083	14,723	222,973	213,479	242,848	232,525
Reinsurance ceded	-	-	-	-	1,137	1,112

Total net life insurance	$16,083	$14,723	$222,973	$213,479	$241,711	$231,413

1

This line includes only the Company’s general life reserves, whereas, the life insurance reserves presented in the general account policy benefit reserves table above include life and annuity unpaid claims.

At December 31, 2025 and 2024, the withdrawal characteristics of the Company’s separate account life reserves were as follows:

	Account Value		Cash Value		Reserves

	December 31,
	2025	2024	2025	2024	2025	2024

			(in millions)
Subject to discretionary withdrawal, surrender values or policy loans:
Variable life	$-	$-	$12,008	$10,834	$10,758	$9,701
Variable universal life	4,340	3,306	4,077	3,083	3,950	2,995

Total gross life reserves	4,340	3,306	16,085	13,917	14,708	12,696
Reinsurance ceded	-	-	-	-	-	-

Total net life insurance	$4,340	$3,306	$16,085	$13,917	$14,708	$12,696

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The following are amounts reported as net life insurance reserves in the Company’s Annual Statement, which agree with the amounts reported as net life insurance reserves in the tables above at December 31, 2025 and 2024.

	December 31,
	2025	2024
	(in millions)
From Life, Accident & Health Annual Statement:
Life insurance	$238,434	$228,298
Accidental death benefits	8	8
Disability - active lives	1,435	1,305
Disability - disabled lives	1,766	1,706
Miscellaneous reserves	68	96

Subtotal net life insurance	241,711	231,413

From Separate Accounts Annual Statement:
Life insurance	14,708	12,696

Combined Total	$256,419	$244,109

Annuity Reserves

For annuities and supplementary contracts, policy and contract reserves are calculated using Commissioners’ Annuity Reserve Valuation Method (CARVM), Valuation Manual Section 21 (VM-21) for variable annuity products and Actuarial Guideline 33 for all other products. Other deferred annuity reserves are based on policy value, with additional reserves held to reflect guarantees under these contracts. Immediate annuity reserves are based on the present value of expected benefit payments. Changes in future policy benefit reserves on supplementary contracts and income annuities without life contingencies are deposit-type transactions and are excluded from net additions to policy benefit reserves in the statutory statements of operations.

Deposit Funds

Deposit fund liabilities at December 31, 2025 and 2024 were $17.5 billion and $15.8 billion, respectively. Deposit funds primarily represent reserves for funding agreements, supplementary contracts and income annuities without life contingencies, and amounts left on deposit with the Company by beneficiaries or policyowners. Beneficiaries of the Company’s life insurance policies can choose to receive their death benefit in a single lump sum payment or through a supplementary contract consisting of a series of scheduled payments. If the beneficiary does not affirmatively choose a supplementary contract (or if a supplementary contract was not previously elected for the beneficiary by the policy owner), the proceeds are automatically paid to the beneficiary in a single lump sum.

Prior to November 1, 2013, beneficiaries of the Company’s life insurance policies also could choose to receive their death benefit by deposit of the proceeds (if $20,000 or more) into an interest-bearing retained asset account (“Northwestern Access Fund”). Funds held on behalf of Northwestern Access Fund account holders are segmented in the Company’s general account and are invested primarily in short-term, liquid investments and high quality corporate bonds. Northwestern Access Fund accounts are credited with interest at short-term market rates, with certain accounts subject to guaranteed minimum crediting rates.

The total deposit fund liability for Northwestern Access Fund account balances held by the Company was $240 million and $255 million at December 31, 2025 and 2024, respectively. Accounts were credited with interest at annual rates ranging from 3.28% to 4.24% and 4.00% to 5.18% during 2025 and 2024, respectively. The crediting interest rates changed 46 times and 41 times during 2025 and 2024, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The Company is a member of the Federal Home Loan Bank of Chicago (FHLBC) and issues funding agreements to FHLBC in exchange for cash. Funding agreements are issued through the general account and the sales proceeds are invested in assets which generally have higher yields than the interest charges on the corresponding funding agreements. The Company is required to pledge collateral to the FHLBC in the form of eligible investments when funding agreements are issued. Upon an event of default by the Company, the FHLBC’s recovery on the collateral is limited to the outstanding amount of the Company’s liability to the FHLBC.

At December 31, 2025 and 2024, the Company held $149 million and $158 million of FHLBC activity stock, respectively. The amount of collateral pledged to the FHLBC was as follows:

	Statement Value (1)	Fair Value (1)
	(in millions)
December 31, 2025	$11,190	$10,493
December 31, 2024	10,391	9,287

(1)	Includes amounts in excess of minimum requirements

The maximum amount of collateral pledged to the FHLBC was as follows:

	Statement Value	Fair Value	Amount Borrowed at Time of Max Collateral
		(in millions)
December 31, 2025	$11,954	$10,872	$3,479
December 31, 2024	10,409	9,362	3,311

The amount borrowed from FHLBC, in the form of funding agreements, was as follows:

	December 31,	December 31,
	2025	2024
	(in millions)	(in millions)

Borrowed	$3,320	$3,556

Deposit fund reserves	3,320	3,563

Max borrowed during the year	3,581	3,574

Borrowing capacity as determined by insurer	16,000	16,000

The Company does not have prepayment obligations for these funding agreements.

The Company has established a $20 billion global FABN program. As part of this program, a special purpose entity issues notes (Notes) with a term of three to ten years to investors. Note proceeds are used to purchase funding agreements from the Company. The issued funding agreements have payment terms substantially identical to the Notes. As of December 31, 2025 and 2024, the Company had issued and outstanding funding agreements of $10.2 billion and $8.3 billion, respectively.

The Company has established a funding agreement-backed commercial paper program (the “FACP Program”). Under the FACP Program, a special purpose entity, Northwestern Mutual Short Term Funding, LLC (“NMSTF”), may issue commercial paper and deposit the proceeds with the Company pursuant to a funding agreement issued by the Company to NMSTF. The current maximum aggregate principal amount permitted to be outstanding at any one time under the FACP Program is $8.0 billion. The Company had outstanding FACP Program funding agreements of $235 million as of December 31, 2025 and $251 million outstanding as of December 31, 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

For all deposit type contracts, reserves reflect the accumulated value. For funding agreements with fixed rate interest payments, the Company utilizes valuation interest rates to calculate the present value (floored at the accumulated value) of any future cash flow amounts. Amounts in excess of accumulated values are recorded as an additional reserve and are reported in the deposit fund reserve balance above.

Withdrawal Characteristics of Annuity Reserves and Deposit Funds

At December 31, 2025 and 2024, the withdrawal characteristics of the Company’s general account and separate account annuity reserves and deposit funds were as follows:

	General Account		Separate Account		Total

	December 31,
	2025	2024	2025	2024	2025	2024

	(in millions)
Individual Annuities
Subject to discretionary withdrawal
- with market value adjustment	$232	$216	$-	$-	$232	$216
- at book value less surrender charge of 5% or more	86	79	-	-	86	79
- at fair value	-	-	23,375	21,935	23,375	21,935

Total with market value adjustment or at fair value	318	295	23,375	21,935	23,693	22,230
- at book value without adjustment	1,149	1,295	-	-	1,149	1,295
Not subject to discretionary withdrawal	14,289	12,600	305	281	14,594	12,881

Total gross individual annuities	15,756	14,190	23,680	22,216	39,436	36,406
Reinsurance ceded	-	-	-	-	-	-

Total net individual annuities	$15,756	$14,190	$23,680	$22,216	$39,436	$36,406

Group Annuities
Subject to discretionary withdrawal
- at fair value	$-	$-	$13	$11	$13	$11

Total with market value adjustment or at fair value	-	-	13	11	13	11
Not subject to discretionary withdrawal	2,255	2,199	5,628	5,385	7,883	7,584

Total gross group annuities	2,255	2,199	5,641	5,396	7,896	7,595
Reinsurance ceded	-	-	-	-	-	-

Total net group annuities	$2,255	$2,199	$5,641	$5,396	$7,896	$7,595

Deposit-Type Contracts
Subject to discretionary withdrawal
- with market value adjustment	$390	$419	$-	$-	$390	$419
- at fair value	-	-	35	32	35	32

Total with market value adjustment or at fair value	390	419	35	32	425	451
- at book value without adjustment	2,708	2,829	-	-	2,708	2,829
Not subject to discretionary withdrawal	14,355	12,550	-	-	14,355	12,550

Total gross deposit-type contracts	17,453	15,798	35	32	17,488	15,830
Reinsurance ceded	-	-	-	-	-	-

Total net deposit-type contracts	$17,453	$15,798	$35	$32	$17,488	$15,830

Total annuity reserves and deposit funds	$35,464	$32,187	$29,356	$27,644	$64,820	$59,831

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Of the individual annuity reserves at book value less surrender charge of 5% or more noted above, the Company expects that $2 million of those reserves will have less than a 5% surrender charge and be reported with the amounts at book value without adjustment in 2026.

The following are amounts reported as net annuity reserves in the Company’s Annual Statement, which agree with the amounts reported as net annuity reserves in the table above at December 31, 2025 and 2024.

	December 31,
	2025	2024

	(in millions)
From Life, Accident & Health Annual Statement:
Annuities	$15,924	$14,412
Supplementary contracts with life contingencies	2,087	1,977
Deposit-type contracts	17,453	15,798

Subtotal net annuity reserves	35,464	32,187
From Separate Accounts Annual Statement:
Annuities	29,016	27,331
Supplementary contracts	305	281
Other contract deposit funds	35	32

Subtotal net annuity reserves	29,356	27,644

Combined Total	$64,820	$59,831

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Disability and Long-Term Care Reserves

Unpaid claims and claim reserves for disability and long-term care policies are based on the present value of expected benefit payments. The changes in reserves for unpaid claims, losses and loss adjustment expenses on disability and long-term care policies for the years ended December 31, 2025 and 2024 were as follows:

	For the years ended

	December 31,
	2025	2024

	(in millions)

Balance at January 1	$6,169	$5,944

Incurred related to:
Current year	1,275	1,156
Prior years	(112)	(50)

Total incurred	1,163	1,106

Paid related to:
Current year	(59)	(54)
Prior years	(862)	(827)

Total paid	(921)	(881)

Balance at December 31	$6,411	$6,169

Changes in reserves for incurred claims related to prior years are generally the result of differences between claim experience assumed in reserve calculations and subsequent actual claim experience.

Active life reserves are based on the net level premium method for disability policies issued prior to 1987 and the two-year preliminary term method for those issued after 1987. Active life reserves are mean reserves for disability policies issued through 2000 and mid-terminal plus unearned premium reserves for policies issued after 2000. Active life reserves for long-term care policies consist of mid-terminal reserves and unearned premiums. Mid-terminal reserves are based on the one-year preliminary term method.

Additional Actuarial Reserves

Each year, the Company must perform asset adequacy testing (AAT) to demonstrate that reserves make adequate provision for the anticipated cash flows required by contractual obligations and related expenses, in light of assets held for the reserves. Asset adequacy testing is performed in accordance with presently accepted actuarial standards and must include assumptions necessary to determine the adequacy of reserves under moderately adverse conditions. At December 31, 2025 and 2024, reserves required as a result of AAT were as follows:

	December 31,
	2025	2024

	(in millions)

Annuities and deposit funds	$25	$50
Life insurance	-	-

Total reserves	$25	$50

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Statutory Minimum Reserves

The Company has the option to establish policy benefit and deposit fund reserves using a standard of valuation that produces higher reserves than those calculated according to the minimum standard provided in the statutory regulations. For contracts issued January 1, 2001 and later, excess reserves over the statutory minimums were $2,137 million and $1,819 million at December 31, 2025 and 2024, respectively.

6.	Premium and Annuity Considerations Deferred and Uncollected

Gross deferred and uncollected insurance premiums represent life insurance premiums due to be received from policyowners through the next respective policy anniversary dates. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest and are reported in deferred premium and other assets in the statutory statements of financial position.

Deferred and uncollected premiums at December 31, 2025 and 2024 were as follows:

	December 31, 2025		December 31, 2024

	Gross	Net	Gross	Net

	(in millions)		(in millions)

Ordinary new business	$339	$207	$346	$214
Ordinary renewal	3,607	2,916	3,536	2,856

Total deferred and uncollected premiums	$3,946	$3,123	$3,882	$3,070

7.	Separate Accounts

Separate account liabilities at December 31, 2025 and 2024 were as follows:

	Variable Life		Variable Annuities		Total

	December 31,
	2025	2024	2025	2024	2025	2024
			(in millions)

Separate account reserves	$14,708	$12,696	$29,356	$27,644	$44,064	$40,340
Non-policy liabilities					331	332

Total separate account liabilities					$44,395	$40,672

While separate account liability values are not guaranteed by the Company, variable annuity and variable life insurance products do include guaranteed minimum death benefits (GMDB) underwritten by the Company. General account policy benefit reserves included $8 million attributable to GMDB at both December 31, 2025 and 2024.

Premiums and other considerations received from variable annuity and variable life insurance policyowners were $1.8 billion and $1.6 billion for the years ended December 31, 2025 and 2024, respectively. These amounts are reported as premiums in the statutory statements of operations. The subsequent transfer of these premiums to the separate accounts, net of amounts received from the separate accounts to provide for policy benefit payments to variable product policyowners, is reported as net transfers to separate accounts in the statutory statements of operations. The following are amounts reported as transfers to and from separate accounts within the Company’s Separate Account Annual Statement,

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

which agree with the amounts reported as net transfers to (from) separate accounts within these statutory financial statements:

	At and for the years ended December 31,

	2025	2024	2023

	(in millions)
From Separate Account Annual Statement:

Transfers to separate accounts	$1,781	$1,657	$1,557

Transfers from separate accounts	(3,255)	(3,156)	(2,564)

Net transfers from separate accounts	$(1,474)	$(1,499)	$(1,007)

8.	Employee and Financial Representative Benefit Plans

The Company provides defined pension benefits for all eligible employees and financial representatives. This includes sponsorship of noncontributory defined benefit pension plans that are “qualified” under the terms of the Employee Retirement Income Security Act (ERISA) and the Internal Revenue Code (“Code”), as well as “nonqualified” plans that provide benefits to certain participants in excess of limits set by ERISA and the Code for the qualified plans. The Company’s funding policy for the qualified plans is to make annual contributions that are no less than the minimum amount needed to comply with the requirements of ERISA and no greater than the maximum amount deductible for federal income tax purposes. The Company made no contributions to the qualified retirement plans during either of the years ended December 31, 2025 and 2024 and does not expect to make a contribution to the plans during 2026.

The Company’s defined benefit pension plans for employees contains two different benefit formulas – a formula based on the final average pay of the participant that was frozen as of December 31, 2013 and one that awards cash balance credits based on each participant’s age and years of service that became effective on January 1, 2014. Benefits accrued under the final average pay formula are available to participants upon retirement. Accumulated cash balance credits earn interest based on market rates and are subject to a minimum crediting rate. The Company’s defined benefit pension plans for financial representatives utilize a formula that is based on the participant’s estimated annual income earned over their career.

In addition to defined pension benefits, the Company provides certain health care and life insurance benefits (“postretirement benefits”) to retired employees, retired financial representatives and their eligible dependents. Participants are eligible for retirement health care coverage if they meet eligibility requirements for age and length of service and were either active or retired as of July 31, 2013 for employees and as of December 31, 2013 for financial representatives. Employees or financial representatives hired or contracted after the above dates are not eligible for coverage under the postretirement health plans. Additionally, the Company does not provide a subsidy for retiree health care coverage for employees retiring on or after January 1, 2022.

Medicare-eligible retirees and their dependents are offered health care options provided under an independent third-party health care marketplace (“marketplace”). Retirees and dependents that are not yet Medicare-eligible retain the historical health care benefits offered by the Company. Medicare-eligible retirees and dependents are provided with a pre-funded retiree health reimbursement account and access to third-party advisors to purchase health benefits through the marketplace. Non-Medicare-eligible retirees and dependents are provided premium assistance based on the retirees’ years of service with the Company. The Company pays the entire cost of retiree life insurance coverage.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Benefit Plan Assets

Aggregate plan assets of the defined benefit pension plans and postretirement benefit plans at December 31, 2025 and 2024, and changes in these assets for the years then ended, were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024

	(in millions)		(in millions)
Fair value of plan assets at December 31 - prior year	$5,287	$5,364	$59	$70

Changes in plan assets:

Actual return on plan assets	469	128	5	2

Actual plan benefits paid	(222)	(205)	(12)	(13)

Fair value of plan assets at December 31	$5,534	$5,287	$52	$59

Plan assets consist of group annuity contracts issued by the Company that are funded by a Group Annuity Separate Account, which primarily invests in a diversified portfolio of public and private common stocks and corporate, government and mortgage-backed debt securities. The overall investment objective of the plans is to maximize long-term total rate of return, consistent with prudent standards for investment and asset/liability risk management and in accordance with ERISA requirements. Plan investments are managed with a long-term perspective and for the sole benefit of the plans’ participants.

Plan asset allocations are rebalanced regularly to maintain holdings within desired asset allocation ranges and to reposition the portfolio based upon perceived market opportunities and risks. Diversification, both by and within asset classes, is a primary risk management consideration. Assets are invested across various asset classes, sectors, industries and geographies. The measurement date for plan assets was December 31 of the respective period with the fair value of plan assets primarily based on quoted market prices. The target asset allocations and the actual allocation of the plans’ investments based on fair value at December 31, 2025 and 2024 were as follows:

	Target Allocation		Actual Allocation

	2025	2024	2025	2024

Bonds	73%	73%	71%	72%

Equity investments	26%	26%	28%	27%

Other investments	1%	1%	1%	1%

Total assets	100%	100%	100%	100%

At each of December 31, 2025 and 2024, other investments were comprised of cash and short-term investments.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Benefit Plan Obligations

Aggregate projected benefit obligations (PBOs) of the defined benefit pension plans and postretirement benefit plans at December 31, 2025 and 2024 and changes in these obligations for the years then ended were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024

	(in millions)		(in millions)

Projected benefit obligation at December 31 - prior year	$5,431	$5,673	$418	$457

Changes in benefit obligation:

Service cost of benefits earned	196	205	4	5

Interest cost on projected obligations	284	267	21	20

Projected gross plan benefits paid	(255)	(223)	(26)	(25)

Experience (gains)/losses	48	(491)	$-	(39)

Projected benefit obligation at December 31	$5,704	$5,431	$417	$418

The PBO represents the estimated net present value of estimated future benefit obligations. For defined benefit plans, the PBO includes assumptions for future compensation increases for active participants. The accumulated benefit obligation (ABO) is similar to the PBO but is based only on current compensation with no assumption of future compensation increases. The aggregate ABO for the defined benefit plans was $5.5 billion and $5.2 billion for the years ended December 31, 2025 and 2024, respectively. Experience (gains)/losses reflect the impact of changes in the PBO discount rate and census data for the year ended December 31, 2025 and primarily reflect the impact of changes in the PBO discount rate for the year ended December 31, 2024.

Benefit Plan Assumptions

The assumptions used in estimating the projected benefit obligations at December 31, 2025 and 2024 and the net periodic benefit cost for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024
Projected benefit obligation:

Weighted average discount rate	5.45%	5.49%	5.40%	5.47%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%

Cash balance plan interest crediting rate	5.36%	5.46%	n/a	n/a

	Defined Benefit Plans			Postretirement Benefit Plans

	2025	2024	2023	2025	2024	2023
Net periodic benefit cost:
Weighted average discount rate	5.49%	4.80%	5.00%	5.47%	4.79%	4.98%
Annual increase in compensation	3.75%	3.75%	3.75%	3.75%	3.75%	3.75%
Long-term rate of return on plan assets	6.25%	6.25%	6.00%	6.25%	6.25%	6.00%
Cash balance plan interest crediting rate	5.46%	4.78%	4.99%	n/a	n/a	n/a

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The expected long-term rate of return on plan assets is estimated in consideration of historical financial market performance, internal and third-party capital market expectations and the long-term target asset allocation.

The assumed annual increase in future retiree medical costs used in measuring the obligation for postretirement benefits were as follows:

	December 31,

	2025	2024

Assumed annual increase	5.00%	5.00%

Ultimate rate of annual increase	5.00%	5.00%

Year in which ultimate rate is reached	2026	2025

The Company’s exposure to medical inflation is limited to a maximum annual increase of 3%. In the event annual premiums increase greater than 3% plan participants are responsible for the balance of premiums which exceeded the 3% limit.

Benefit Plan Funded Status

The following is an aggregate reconciliation of the funded status of the plans to the related financial statement liabilities reported by the Company at December 31, 2025 and 2024.

	Defined Benefit Plans		Postretirement Benefit Plans

	2025	2024	2025	2024

	(in millions)		(in millions)

Fair value of plan assets	$5,534	$5,287	$52	$59

Projected benefit obligation	5,704	5,431	417	418

Funded status	(170)	(144)	(365)	(359)

Nonadmitted asset	(986)	(953)	-	-

Financial statement liability	$(1,156)	$(1,097)	$(365)	$(359)

The PBO for defined benefit plans above included $1,156 million and $1,097 million related to unfunded non-qualified plans at December 31, 2025 and 2024, respectively. In the aggregate, the fair value of qualified defined benefit plan assets represented 122% of the projected benefit obligations of these plans at both December 31, 2025 and 2024.

Statutory accounting guidance requires that changes in plan funded status be recognized immediately as a direct adjustment to surplus, subject to limitations such as admissibility of net pension assets. These adjustments are included in changes in nonadmitted assets and other changes in surplus in the statutory statements of changes in surplus.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Aggregate defined benefit pension and postretirement plan surplus impacts were as follows for the years ended December 31, 2025 and 2024:

	For the year ended December 31, 2025

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at December 31 - prior year	$(489)	$40	$205	$40	$136

Amortization from surplus into net periodic benefit cost	17	(25)	(2)	(3)	(12)

Changes in plan assets and benefit obligations recognized in surplus	79	-	-	(6)	-

Balance at December 31	$(393)	$15	$203	$31	$124

	For the year ended December 31, 2024

	Defined Benefit Plans			Postretirement Benefit Plans
	Net experience gains (losses)	Prior service (costs) credits	Net initial asset	Net experience gains (losses)	Prior service (costs) credits

	(in millions)			(in millions)
Balance at December 31 - prior year	$(777)	$65	$211	$12	$148

Amortization from surplus into net periodic benefit cost	29	(25)	(6)	(1)	(12)

Changes in plan assets and benefit obligations recognized in surplus	259	-	-	29	-

Balance at December 31	$(489)	$40	$205	$40	$136

Benefit Plan Costs

The components of net periodic benefit cost for the years ended December 31, 2025, 2024 and 2023 were as follows:

	Defined Benefit Plans			Postretirement Benefit Plans
	2025	2024	2023	2025	2024	2023

	(in millions)			(in millions)

Components of net periodic benefit cost:

Service cost of benefits earned	$196	$205	$192	$4	$5	$5

Interest cost on projected obligations	284	267	255	21	20	21

Amortization of experience losses	17	29	36	(3)	(1)	(1)

Amortization of prior service (credits) costs	(25)	(25)	(25)	(12)	(12)	(12)

Amortization of initial net asset	(2)	(6)	(31)	-	-	-

Expected return on plan assets	(323)	(329)	(294)	(3)	(4)	(5)

Net periodic benefit cost (credit)	$147	$141	$133	$7	$8	$8

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The expected benefit payments by the defined benefit plans and the postretirement benefit plans for the years 2026 through 2035 are as follows:

	Defined Benefit Plans	Postretirement Benefit Plans

	(in millions)

2026	$241	$26

2027	303	26

2028	312	26

2029	324	26

2030	333	26

2031-2035	1,807	132

Total	$3,320	$262

The Company sponsors a contributory 401(k) plan for eligible employees, for which the Company may provide a matching contribution, and a noncontributory defined contribution plan for financial representatives. In addition, the Company sponsors nonqualified plans that provide related benefits to certain participants in excess of limits set by ERISA for qualified defined contribution plans. For the years ended December 31, 2025, 2024 and 2023, the Company expensed total contributions to these plans of $41 million, $40 million and $39 million, respectively. In lieu of making matching contributions to the employee 401(k) plan in 2025, 2024 and 2023, the Company awarded additional cash balance credits.

9.	Reinsurance

The Company limits its exposure to life insurance death benefits by ceding coverage to various reinsurers. In 1999, the Company ceased reinsuring new individual disability policies, but has maintained a portion of the reinsurance ceded on policies issued prior to 1999. The Company cedes between 60 - 80% of the morbidity risk on group disability and 60% of the mortality risk on group life policies.

As part of an affiliated reinsurance agreement, the Company assumes 100% of the net risk associated with NLTC’s long-term care business. At December 31, 2025 and 2024, the net amount due from NLTC under this agreement was $54 million and $53 million, respectively.

Amounts in the statutory financial statements are reported net of the impact of reinsurance. Policy benefit reserves were reported net of ceded reserves of $1.6 billion at both December 31, 2025 and 2024. The Company does not have any reinsurance contracts that are subject to Actuarial Guideline 48.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The effects of reinsurance on premium revenue and total benefits for the years ended December 31, 2025, 2024 and 2023 were as follows:

	For the years ended December 31,
	2025	2024	2023

	(in millions)

Direct premium revenue	$24,897	$23,532	$22,213

Premiums assumed	941	905	866

Premiums ceded	(1,147)	(1,119)	(1,076)

Premium revenue	$24,691	$23,318	$22,003

Direct benefit expense	$26,450	$24,738	$23,564

Benefits assumed	1,138	1,116	1,017

Benefits ceded	(878)	(805)	(797)

Total benefits	$26,710	$25,049	$23,784

In addition, the Company received $107 million, $111 million and $115 million in allowances from reinsurers for reimbursement of commissions and other expenses on ceded business for the years ended December 31, 2025, 2024 and 2023, respectively. These amounts are reported in other income in the statutory statements of operations. For the years ended December 31, 2025, 2024 and 2023, the Company incurred $118 million, $121 million and $113 million, respectively, in expense allowances on reinsurance assumed from NLTC.

Reinsurance contracts do not relieve the Company from its obligations to policyowners. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company mitigates this counterparty risk by dealing only with reinsurers that meet its financial strength standards while adhering to concentration limits for counterparty exposure to any single reinsurer. Most significant reinsurance treaties contain financial protection provisions that take effect if a reinsurer’s credit rating falls below a prescribed level. There were no reinsurance recoverables at December 31, 2025 and 2024 that were considered by the Company to be uncollectible. No reinsurance contracts were identified which require disclosure under paragraph 79-84 of SSAP No. 61R—Life, Deposit-Type and Accident and Health Reinsurance.

10.	Federal Income Taxes

The results of the Company’s operations are consolidated with the following entities for purposes of filing the Company’s consolidated federal income tax return:

Northwestern Mutual Investment Services, LLC	Mason Street Advisors, LLC
NML Real Estate Holdings, LLC & subsidiaries	NM GP Holdings, LLC & subsidiaries
NML Securities Holdings, LLC & subsidiaries	NM Pebble Valley, LLC
Northwestern Mutual MU TLD Registry, LLC	Northwestern Mutual Registry, LLC
Northwestern Mutual Wealth Management Company	QOZ Holding Co, LLC & subsidiaries
NM Strategic Asset Holdings, LLC & subsidiaries	NM Career Distrib. Holdings, LLC & subsidiaries
GRO-SUB, LLC	NM SAS, LLC & subsidiaries
NM Investment Management Co., LLC & subsidiaries	NM VI Holdings, LLC & subsidiaries
Northwestern Long Term Care Ins. Co	Wysh Holdings, LLC & subsidiaries
Wysh Life & Health Insurance Co. & subsidiaries	Lake Emily Holdings, LLC & subsidiaries
NM TES, LLC

The Company collects from or refunds to these entities their share of consolidated federal income taxes determined pursuant to written tax-sharing agreements, which generally require that these entities determine their share of consolidated tax payments or refunds as if each entity filed a separate federal income tax return on a stand-alone basis.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The components of current income tax expense (benefit) in the statutory statements of operations for the years ended December 31, 2025, 2024 and 2023 related to ordinary taxable income (loss) were as follows:

	For the years ended December 31,
	2025	2024	2023

	(in millions)
Tax payable on ordinary income	$224	$290	$220
Low income housing tax credits	(178)	(167)	(167)
Other tax credits	(22)	(221)	(48)
Change in contingent tax liabilities	—	—	—

Total current tax expense (benefit)	$24	$(98)	$5

In addition to current income tax expense (benefit) related to ordinary taxable income or loss as summarized above, the Company is subject to federal income tax on capital gains and losses that generally result from investment transactions. Investment capital gains and losses resulting from changes in market interest rates, including both changes in risk-free market interest rates and market credit spreads, are deferred to the IMR net of any related tax expense or benefit. Current tax (benefit) expense of $(182) million, $(250) million and $(613) million was included in net IMR deferrals for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, net realized capital gains and losses as reported in the statutory statements of operations included current tax (benefit) expense of $(4) million, $59 million and $142 million for the years ended December 31, 2025, 2024 and 2023, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

The table below shows how the Company’s income tax expense or benefit for the years ended December 31, 2025, 2024 and 2023 differs from the amount obtained by applying the statutory rate of 21% to gain (loss) from operations before taxes, including net realized capital gains (losses) before IMR and capital gain tax (benefit):

	For the years ended December 31,
	2025	2024	2023

	(in millions)

Provision computed at statutory rate	$(73)	$(141)	$(433)

Adjustments to the statutory rate:

Subsidiary distributions	(402)	(216)	(376)

Tax credits	(107)	(241)	(247)

Amortization of IMR	75	58	13

Dividends received deduction	(52)	(50)	(41)

Employee benefits	5	9	5

Deferred adjustments	(137)	85	(94)

Other	39	12	98

Total statutory income tax (benefit)	$(652)	$(484)	$(1,075)

Federal income tax (benefit) expense reported on the statutory statements of operations	$24	$(98)	$5

Capital gains tax (benefit), net of IMR transfers	(186)	(191)	(472)

Change in net deferred tax assets	(490)	(195)	(608)

	$(652)	$(484)	$(1,075)

During the year, the Company may make payments to or receive refunds from the Internal Revenue Service (IRS) for federal income taxes that are applicable to current or previous tax years. The Company made (received) net income tax payments (refunds), including subsidiaries, of $111 million, $(391) million and $0 million to (from) the IRS during the years ended December 31, 2025, 2024 and 2023, respectively.

Federal income taxes available for recoupment in the case of future tax losses are limited to amounts reported on previous tax returns. Total capital gain taxes paid for tax years 2025, 2024 and 2023 that are available for recoupment are $18 million, $9 million and $0 million, respectively.

Federal income tax returns for 2018 and prior years are closed as to further assessment of tax. Income taxes payable in the statutory statements of financial position represents an estimate of taxes payable, including additional taxes that may become due with respect to tax years that remained open to examination by the IRS (“contingent tax liabilities”) at the respective reporting date. The Company had no deposits admitted under Section 6603 of the Internal Revenue Code.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Changes in contingent tax liabilities are charged or credited to operations in the year that such determination is made by the company. For the years ended December 31, 2025 and 2024 contingent liabilities were as follows:

For the years ended December 31,
	2025	2024
(in millions)
(in millions)
Balance at January 1	$-	$-
(Reductions) additions for tax positions of prior years	-	-

Balance at December 31	$-	$-

There were no uncertain tax positions or interest-related expense included in contingent tax liabilities at December 31, 2025 and 2024.

The company is an applicable reporting entity under the corporate alternative minimum tax (CAMT) and the accompanying statutory financial statements include an estimated impact of the CAMT of zero for years ended December 31, 2025 and 2024.

On July 4, 2025, the tax and spending bill commonly known as the “One Big Beautiful Bill Act” (OBBBA) was enacted. The provisions of the OBBBA will not have a material impact on surplus.

The components of net deferred tax assets reported in the statutory statements of financial position at December 31, 2025 and 2024 were as follows:

	December 31,
	2025	2024	Change

	(in millions)
Deferred tax assets:
Policy acquisition costs	$1,583	$1,468	$115
Investments	817	785	32
Policy benefit liabilities	2,254	2,107	147
Benefit plan obligations	549	531	18
Capitalized R&D	141	180	(39)
Fixed assets	16	20	(4)
Tax credit carryforward	200	34	166
Other	129	98	31

Gross deferred tax assets	5,689	5,223	466

Nonadmitted deferred tax assets	-	-	-

Gross admitted deferred tax assets	5,689	5,223	466

Deferred tax liabilities:
Investments	1,675	1,618	57
Other	680	729	(49)

Gross deferred tax liabilities	2,355	2,347	8

Net deferred tax assets	$3,334	$2,876	$458

The Company exceeded the minimum risk-based capital (RBC) level of 300%, which is necessary to apply the maximum admissibility thresholds, based on authorized control level RBC computed without net deferred tax assets at December 31, 2025 and 2024.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Significant components of the calculation of net admitted deferred tax assets at December 31, 2025 and 2024 were as follows (in millions):

	December 31, 2025			December 31, 2024			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross deferred tax assets	$4,872	$817	$5,689	$4,438	$785	$5,223	$434	$32	$466
Statutory valuation allowance adjustment	-	-	-	-	-	-		—	—

Adjusted gross deferred tax assets	4,872	817	5,689	4,438	785	5,223	434	32	466
Deferred tax assets nonadmitted	-	-	-	-	-	-	-	-	-

Subtotal net admitted deferred tax asset	4,872	817	5,689	4,438	785	5,223	434	32	466
Deferred tax liabilities	680	1,675	2,355	729	1,618	2,347	(49)	57	8

Net admitted deferred tax asset/ (liability)	$4,192	$(858)	$3,334	$3,709	$(833)	$2,876	$483	$(25)	$458

	December 31, 2025			December 31, 2024			Change

	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total

Federal income taxes paid in prior years recoverable through loss carrybacks	$-	$9	$9	$-	$-	$-	$-	$9	$9
Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets above) after application of the threshold limitation (lesser of a. or b. below)	2,981	368	3,349	2,582	312	2,894	399	56	455
Adjusted gross deferred tax assets (excluding the amount of deferred tax assets offset by gross deferred tax liabilities)	1,891	440	2,331	1,856	473	2,329	35	(33)	2

Total deferred tax assets admitted as the result of application of SSAP No. 101	$4,872	$817	$5,689	$4,438	$785	$5,223	$434	$32	$466

a. Adjusted gross deferred tax assets expected to be realized following the balance sheet date			$3,349			$2,894			$455

b. Adjusted gross deferred tax assets allowed per limitation threshold			$4,503			$4,328			$175

Ratio percentage used to determine recovery period and threshold limitation amount			1017%			1058%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation			$30,018			$28,855

All gross deferred tax liabilities have been recognized at December 31, 2025 and 2024. The Company did not employ tax planning strategies in its valuation allowance assessment at December 31, 2025 and 2024. The Company employed tax planning strategies that rely on the use of reinsurance in its determination of the net admitted ordinary DTAs at December 31, 2025 and 2024. At December 31, 2025 and 2024, the percentage of ordinary character net DTAs admitted as a result of tax planning strategies was 5% and 4%, respectively.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

11.	Commitments and Contingencies

Commitments

In the normal course of its investment activities, the Company makes commitments to fund private equity investments, real estate acquisitions, mortgage loans and other investments. These forward commitments aggregated to $10.7 billion and $8.7 billion at December 31, 2025 and 2024, respectively, and were extended at market interest rates and terms.

Contingencies

The Company is engaged in various legal actions in the normal course of its insurance and investment operations. The status of these legal actions is actively monitored by the Company. If the Company believes, based on available information, that an adverse outcome upon resolution of a given legal action is probable and the amount of that adverse outcome is reasonably estimable, a loss is recognized and a related liability reported. Legal actions are subject to inherent uncertainties, and future events could change the Company’s assessment of the probability or estimated amount of potential losses from pending or threatened legal actions. Based on available information, it is the opinion of the Company that the ultimate resolution of pending or threatened legal actions, both individually and in the aggregate, will not result in losses that would have a material effect on the Company’s financial position at December 31, 2025.

Guarantees

In the normal course of business, the Company makes guarantees to third parties on behalf of wholly-owned subsidiaries (e.g., debt guarantees) and financial representatives (e.g., the guarantee of office lease payments), or directly to financial representatives and financial representative programs (e.g., future minimum compensation payments). If the financial representatives are not able to meet their obligations or these minimum compensation thresholds are not otherwise met, the Company would be required to make payments to fulfill its guarantees. For certain of these guarantees, the Company has the right to pursue recovery of payments made under the agreements. The terms of these guarantees range from less than 1 year to 13 years at December 31, 2025.

The following is a summary of the guarantees provided by the Company that were outstanding at December 31, 2025 and 2024, including both the maximum potential exposure under the guarantees and the financial statement liability reported based on fair value of the guarantees.

	December 31, 2025			December 31, 2024

Nature of guarantee	Maximum potential amount of future payments		Financial statement liability	Maximum potential amount of future payments		Financial statement liability

		(in millions)			(in millions)
Guarantees of future minimum compensation	$112		$14	$93		$9

Guarantees of real estate obligations	686		7	552		6

Guarantees issued on behalf of wholly-owned subsidiaries	381		-	47		-

Guarantees on behalf of field loan support program	133		-	100		-

Total guarantees	$1,312		$21	$792		$15

No material payments have been required under these guarantees to date, and the Company believes the probability that it will be required to perform under these guarantees in the future is remote. Performance under these guarantees would require the Company to recognize additional operating expense or increase the amount of its equity investment in the affiliate or subsidiary on behalf of which the guarantee was made.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

12.	Related Party Transactions

The Company has a capital support and guarantee of benefits agreement that requires it to maintain the capital and surplus (as defined) of NLTC at a minimum level based upon a formula applied to NLTC’s earned premium and policy benefit reserves, or 150% of its company action level of RBC as prescribed by the NAIC, whichever is lower. In addition, the Company guarantees NLTC’s policyowners its ability to pay all policy benefits due and owed pursuant to contracts of insurance sold by NLTC during the term of the agreement. This agreement was amended during 2025 to extend the length of the agreement through December 31, 2030 and increase the aggregate capital contribution limit from $300 million to $450 million. The Company contributed $15 million of capital to NLTC in each of the years ended December 31, 2025 and 2024. The Company has contributed a total of $275 million to NLTC through December 31, 2025. The Company reported a payable to NLTC of $76 million and $73 million at December 31, 2025 and 2024, respectively, which is reported in other liabilities in the statutory statements of financial position at each of those dates. Intercompany balances are settled in cash, generally within thirty days of the respective reporting date.

13.	Surplus Notes

The following table summarizes the surplus notes issued by the Company and outstanding at December 31, 2025:

Description	Issue date	Principal amount	Statement value	Interest paid current year	Cumulative interest paid	Interest rate	Maturity date
			(in millions)
2010 Notes	3/26/2010	$1,224	$1,224	$74	$1,454	6.063%	3/30/2040
2017 Notes	9/26/2017	1,200	1,198	46	370	3.850%	9/30/2047
2019 Notes	9/20/2019	1,347	1,177	49	294	3.625%	9/30/2059
2021 Notes	3/22/2021	900	897	31	148	3.450%	3/30/2051
2025 Notes	5/21/2025	1,000	1,000	36	36	6.170%	5/29/2055

	Total	$5,671	$5,496	$236	$2,302

On May 21, 2025, the Company issued surplus notes (“2025 notes”) with a principal balance of $1.0 billion bearing an interest rate of 6.170% and having a maturity date of May 29, 2055.

Each series of notes was distributed pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended. Interest on the 2010, 2017, and 2019 notes is payable semi-annually on March 30 and September 30 while interest on the 2021 and 2025 notes is payable semi-annually on June 30 and December 30. All interest payments are subject to approval by the OCI. SAP requires recognition of interest expense on the notes upon OCI approval of semi-annual interest payments.

The notes are unsecured and subordinated to all present and future indebtedness, policy claims and other creditor claims of the Company and do not repay principal prior to maturity, with principal payment at maturity subject to the prior approval of the OCI. The notes are not redeemable at the option of any note holder but are redeemable, in whole or in part, at the option of the Company at any time, subject to the prior approval of the OCI, at a “make whole” redemption price equal to the greater of the principal amount of the notes to be redeemed or the sum of the present value of the remaining scheduled payments of principal and interest on the notes to be redeemed, excluding accrued interest as of the date on which the notes are to be redeemed, discounted on a semi-annual basis at a defined U.S. Treasury rate plus 0.20% (2017, 2021 and 2025 notes) and 0.25% (2010 and 2019 notes). The entire amount of the 2017, 2019, 2021 and 2025 notes are redeemable, at par, in the event of certain defined tax events.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

No affiliates of the Company hold any portion of the notes, which are generally held of record at the Depository Trust Company by bank custodians on behalf of investors.

14.	Fair Value of Financial Instruments

Certain of the Company’s assets and liabilities are considered “financial instruments” as defined by Statement of Statutory Accounting Principles No. 100—Revised, Fair Value Measurements (SSAP 100R). The Company’s estimation of fair value for financial instruments uses a hierarchy that, where possible, makes use of quoted market prices from active and transparent markets for assets that are identical to those being valued, typically obtained from independent pricing services (“Level 1”). In the absence of quoted market prices for identical assets, fair value is estimated by these pricing services using relevant and observable market-based inputs for substantially similar securities (“Level 2”). Financial instruments for which no quoted market prices or observable inputs are available are generally valued using internally-developed pricing models or indicative (i.e., non-binding) quotes from independent securities brokers (“Level 3”).

The Company actively monitors fair value estimates received from independent pricing services at each financial reporting date, including analysis of valuation changes for individual securities compared to overall market trends and validation on an exception basis with internally-developed pricing models. The Company also performs periodic reviews of the information sources, inputs and methods used by its independent pricing services, including an evaluation of their control processes. Where necessary, the Company will challenge third-party valuations or methods and require more observable inputs or different methodologies.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

For financial instruments included in the scope of SSAP 100R, the statement value and fair value at December 31, 2025 and 2024 were as follows:

	December 31, 2025

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds
Issuer credit obligations	$161,290	$154,203	$5,303	$129,276	$19,624	$-
Asset-backed securities	48,718	47,654	-	42,438	5,216	-

Total bonds	210,008	201,857	5,303	171,714	24,840	-
Mortgage loans	60,066	58,035	-	-	58,035	-
Common and preferred stocks	3,183	3,212	1,907	783	522	-
Policy loans	21,044	21,044	-	-	21,044	-
Other investments	2,106	2,687	-	2,278	409	-
Cash and short-term investments	5,089	5,089	1,157	3,932	-	-

Separate account assets	44,395	44,395	40,324	2,674	762	635

General account liabilities:
Investment-type insurance reserves	18,820	18,345	-	-	18,345	-
Liabilities for repurchase agreements	2,591	2,591	-	2,591	-	-
Derivative liabilities	743	765	-	765	-	-

Separate account liabilities	44,395	44,395	40,324	2,674	762	635

	December 31, 2024

			Quoted prices in	Significant	Significant	Net

			active markets	observable	unobservable	Asset

	Statement	Fair	for identical assets	inputs	inputs	Value

	Value	Value	(Level 1)	(Level 2)	(Level 3)	(NAV)

			(in millions)
General account investment assets:
Bonds	$201,544	$187,459	$4,021	$161,712	$21,726	$-
Mortgage loans	57,078	52,939	-	-	52,939	-
Common and preferred stocks	2,789	2,797	1,761	531	505	-
Policy loans	20,039	20,039	-	-	20,039	-
Other investments	2,303	2,591	-	2,373	218	-

Cash and short-term investments	8,052	8,052	1,211	6,841	-	-

Separate account assets	40,672	40,672	36,774	2,584	776	538
General account liabilities:
Investment-type insurance reserves	17,218	16,840	-	-	16,840	-
Liabilities for repurchase agreements	3,208	3,208	-	3,208	-	-
Derivative liabilities	210	549	-	549	-	-

Separate account liabilities	40,672	40,672	36,774	2,584	776	538

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Bonds

Bonds classified as Level 1 financial instruments are generally limited to U.S. Treasury securities. Most bonds, including U.S. and foreign public and private issuer credit obligations such as, corporate bonds and municipal bonds, and asset-backed securities, are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. Level 3 bonds are typically privately-placed and relatively illiquid, with fair value based on non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in bonds.

Mortgage Loans

Mortgage loans consist primarily of commercial mortgage loans underwritten and originated by the Company. Fair value of these loans is estimated using a discounted cash flow approach based on market interest rates for commercial mortgage debt with comparable credit risk and maturity. See Note 3 for more information regarding the Company’s investments in mortgage loans.

Common and Preferred Stock

Common and preferred stocks classified as Level 1 financial instruments are limited to those actively traded on a U.S. or foreign stock exchange. Level 2 securities include stocks that are valued based on prices obtained from independent pricing services or internally-developed pricing models utilizing observable inputs and stocks for which market quotes are available but are not considered to be actively traded. Common and preferred stocks classified as Level 3 are generally privately-placed with fair value primarily based on a sponsor valuation or market comparables approach utilizing unobservable inputs. See Note 3 for more information regarding the Company’s investments in common and preferred stocks.

Policy Loans

See Note 2 for information regarding policy loans, for which the Company considers the unpaid principal balance to approximate fair value.

Derivative Instruments

The Company’s derivative investments are generally traded in over-the-counter markets with fair value estimated using industry-standard models with market-observable inputs such as swap yield curves, basis curves, foreign currency spot rates, foreign currency basis curves, option volatilities and credit spreads. See Note 4 for more information regarding the Company’s derivative investments.

Other Investments

Other investments primarily consist of derivative assets (as described above), the Company’s investment in surplus note issuances of other mutual insurance companies, capital notes, debt securities that do not qualify as bonds and residual tranches. The surplus note instruments, capital notes and debt securities that do not qualify as bonds are classified as Level 2 financial instruments and are valued based on prices obtained from independent pricing services or internally-developed pricing models using observable inputs. Typical market-observable inputs include benchmark yields, reported trades, issuer spreads, bids, offers, benchmark securities, estimated cash flows and prepayment speeds. The fair value of residual tranches is derived using non-binding broker quotes or internally-developed pricing models utilizing unobservable inputs and therefore is classified as Level 3.

Cash and Short-term Investments

Cash and short-term investments include cash deposit balances, money market mutual funds, short-term commercial paper and other highly-liquid debt instruments, for which the Company considers net asset value or amortized cost to approximate fair value.

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

Separate Account Assets and Liabilities

See Note 2 and Note 7 for information regarding the Company’s separate accounts, for which fair value is primarily based on quoted market prices for the related common stocks, preferred stocks, bonds, derivative instruments and other investments. Separate account assets classified as Level 3 financial instruments are primarily securities partnership investments that are valued based on the Company’s underlying equity in the partnerships, which the Company considers to approximate fair value. Separate account assets for which fair value is determined by a Net Asset Value (NAV) are mutual funds for which the NAV is used as a practical expedient as allowed under SSAP 100R.

General Account Insurance Reserves

The Company’s general account insurance liabilities defined as financial instruments under SSAP 100R are limited to “investment-type” products such as fixed-rate annuity policies, supplementary contracts without life contingencies, funding agreements and amounts left on deposit. The fair value of investment-type insurance reserves is estimated based on future cash flows discounted at market interest rates for similar instruments with comparable maturities.

Repurchase Agreement Liabilities

See Note 3 for information regarding repurchase agreement activity, for which the Company considers the liability to return collateral to approximate the fair value of collateral originally received.

Assets and Liabilities Reported at Fair Value

The following tables summarize assets and liabilities measured and reported at fair value in the statutory statements of financial position at December 31, 2025 and 2024.

	December 31, 2025

	Quoted prices in	Significant	Significant	Net

	active markets for	observable	unobservable	Asset

	identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

		(in millions)
General account:
Bonds
Issuer credit obligations	$1,389	$-	$180	$-	$1,569
Asset-backed securities	-	8	-	-	8

Total bonds	1,389	8	180	-	1,577
Common and preferred stocks	1,907	125	435	-	2,467
Money market mutual funds	1,008	-	-	-	1,008
Other investments	-	521	280	-	801
Derivative liabilities	-	89	-	-	89

Total general account	$4,304	$743	$895	$-	$5,942

Separate accounts:
Mutual fund investments	$38,752	$-	$-	$-	$38,752
Other benefit plan assets/liabilities	21	26	6	5	58
Pension and postretirement assets:
Bonds	564	2,559	79	-	3,202
Common and preferred stock	914	3	55	630	1,602
Cash and short-term securities	29	75	-	-	104
Other assets/liabilities	44	11	622	-	677

Subtotal pension and postretirement assets	1,551	2,648	756	630	5,585

Total separate accounts	$40,324	$2,674	$762	$635	$44,395

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

	December 31, 2024

	Quoted prices in	Significant	Significant	Net

	active markets for	observable	unobservable	Asset

	identical assets	inputs	inputs	Value

	(Level 1)	(Level 2)	(Level 3)	(NAV)	Total

		(in millions)
General account:
Bonds	$280	$1	$294	$-	$575
Common and preferred stocks	1,761	1	479	-	2,241
Money market mutual funds	1,162	-	-	-	1,162
Other investments	-	539	206	-	745
Derivative liabilities	-	129	-	-	129

Total general account	$3,203	$670	$979	$-	$4,852

Separate accounts:
Mutual fund investments	$35,244	$-	$-	$-	$35,244
Other benefit plan assets/liabilities	46	29	6	3	84
Pension and postretirement assets:
Bonds	566	2,458	112	-	3,136
Common and preferred stock	834	1	74	535	1,444
Cash and short-term securities	34	88	-	-	122
Other assets/liabilities	50	8	584	-	642

Subtotal pension and postretirement assets	1,484	2,555	770	535	5,344

Total separate accounts	$36,774	$2,584	$776	$538	$40,672

During 2025 and 2024, transfers into Level 3 are the result of observable market data, such as public ratings, no longer being available and transfers out of Level 3 are the result of observable market data, including 3rd party vendor prices and public ratings, being available and utilized in the determination of the fair market value of the securities.

The following tables summarize the changes in fair value of Level 3 financial instruments for the years ended December 31, 2025 and 2024.

For the year ended December 31, 2025	General account common and preferred stock	General account bonds	General account other investments	Separate account assets

		(in millions)
Fair value, beginning of period	$479	$294	$206	$776

Realized gains/(losses)	(5)	(101)	(48)	41

Unrealized gains/(losses)	(15)	16	55	6

Purchases	55	14	184	92

Sales	(79)	(43)	(120)	(155)

Net discount/premium	-	-	-	1

Transfers into Level 3	-	109	10	2

Transfers out of Level 3	-	(109)	(7)	(1)

Fair value, end of period	$435	$180	$280	$762

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

For the year ended December 31, 2024	General account common and preferred stock	General account bonds	General account other investments	Separate account assets

	(in millions)
Fair value, beginning of period	$475	$219	$120	$777

Realized gains/(losses)	(28)	(8)	-	40

Unrealized gains/(losses)	10	14	(18)	6

Issuances	-	-	-	-

Purchases	104	14	120	86

Sales	(82)	(16)	(16)	(136)

Settlements	-	-	-	-

Net discount/premium	-	-	-	1

Transfers into Level 3	-	136	-	3

Transfers out of Level 3	-	(65)	-	(1)

Fair value, end of period	$479	$294	$206	$776

The fair values of Level 3 financial instruments are sensitive to changes in significant unobservable inputs. Level 3 bonds are valued using a combination of discounted cash flows and indicative quotes from independent securities brokers based on market comparable companies. The most significant unobservable input in the discounted cash flow analysis is the discount rate. This rate is estimated based upon a risk-free market interest rate (U.S. Treasury with comparable maturity) plus a credit spread adjustment based on the estimated credit rating of the issuer. In general, issuers with lower credit ratings have higher credit spreads. A decrease in the credit spread adjustment would increase the fair value of the investment as the future expected cash flows are discounted at a lower rate. The opposite impact would occur if credit spread adjustments increase.

Level 3 privately-placed common and preferred stocks and derivatives, are primarily valued using a private equity sponsor valuation or market comparables approach. Both approaches rely on the use of multiples that are based on industry-specific comparable companies. Multiples are derived from the relationship of an entity’s fair value to its book value or earnings before interest, taxes, depreciation and amortization (EBITDA). The use of EBITDA normalizes for company-specific differences in capital structure, taxation and fixed asset accounting. An increase in the multiple would result in an increase in the fair value of the investment. The opposite impact would occur if the multiple decreased.

Report of Independent Auditors

To the Board of Trustees of

The Northwestern Mutual Life Insurance Company

We have audited the statutory financial statements of The Northwestern Mutual Life Insurance Company (the “Company”) as of December 31, 2025 and for the year then ended and our report thereon is presented in this document. That audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The supplemental selected statutory financial data, investment risk interrogatories, and summary investment schedule (collectively referred to as the “supplemental schedules”) of the Company as of December 31, 2025 and for the year then ended are presented to comply with the National Association of Insurance Commissioners’ Annual Statement Instructions and Accounting Practices and Procedures Manual and for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Milwaukee, Wisconsin

February 17, 2026

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

The following is a summary of certain financial information included in exhibits and schedules in the Annual Statement filed with the Office of the Commissioner of Insurance of Wisconsin subjected to audit procedures by independent auditors.

(in millions)
Investment Income Earned:

U.S. Government bonds	$179

Other bonds (unaffiliated)	9,355

Bonds of affiliates	—

Preferred stocks (unaffiliated)	46

Preferred stocks of affiliates	—

Common stocks (unaffiliated)	75

Common stocks of affiliates	173

Mortgage loans	2,662

Real estate	291

Premium notes, policy loans and liens	1,398

Cash on hand and on deposit	2

Short-term investments	324

Other investments	2,565

Derivative instruments	98

Aggregate write-ins for investment income	9

Gross investment income	$17,177

Real Estate Owned - Book Value less Encumbrances	$2,963

Mortgage Loans - Book Value:

Farm mortgages	$—

Residential mortgages	—

Commercial mortgages	60,066

Total mortgage loans	$60,066

Mortgage Loans by Standing - Book Value:

Good standing	$60,015

Good standing with restructured terms	$52

Interest overdue more than 90 days, not in foreclosure	$—

Foreclosure in process	$—

Other Long Term Assets - Statement Value	$34,373

Collateral Loans	$—

Bonds and Stocks of Parents, Subsidiaries and Affiliates - Book Value:

Bonds	$—

Preferred stocks	$—

Common stocks	$584

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

(in millions)
Bonds and Short-Term Investments by NAIC Designation and Maturity:

Bonds by Maturity - Statement Value:

Due within one year or less	$19,940

Over 1 year through 5 years	71,806

Over 5 years through 10 years	56,156

Over 10 years through 20 years	28,487

Over 20 years	36,162

No Maturity Date	1,389

Total by Maturity	$213,940

Bonds by NAIC Designation - Statement Value:

NAIC 1	$127,770

NAIC 2	71,339

NAIC 3	7,017

NAIC 4	5,094

NAIC 5	2,184

NAIC 6	536

Total by NAIC Designation	$213,940

Total Bonds Publicly Traded	$113,193

Total Bonds Privately Placed	$100,747

Preferred stocks - Statement Value	$862

Common stocks - Market Value	$2,906

Short Term Investments - Book Value	$649

Options, Caps & Floors Owned - Statement Value	$399

Options, Caps & Floors Written and In Force - Statement Value	$—

Collar, Swap & Forward Agreements Open - Statement Value	$14

Futures Contracts Open - Current Value	$—

Cash on deposit	$149

Life Insurance In Force:

Industrial	$—

Ordinary	$2,473,454

Credit life	$—

Group life	$8,692

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

(in millions)
Amount of Accidental Death Insurance in

Force Under Ordinary Policies	$3,870

Life Insurance Policies with Disability Provisions In Force

Industrial	$—

Ordinary	$1,437,981

Credit life	$—

Group life	$7,673

Supplementary Contracts In Force:

Ordinary - Not Involving Life Contingencies:

Amount on deposit	$2,138

Income payable	$84

Ordinary - Involving Life Contingencies

Income payable	$184

Group - Not Involving Life Contingencies

Amount of deposit	$—

Income payable	$—

Group Involving Life Contingencies

Income payable	$—

Annuities - Ordinary:

Immediate - amount of income payable	$795

Deferred - fully paid account balance	$619

Deferred - not fully paid - account balance	$24,189

Annuities - Group:

Amount of income payable	$—

Fully paid account balance	$965

Not fully paid - account balance	$6,931

Accident and Health Insurance - Premiums In Force:

Group	$123

Other	$1,524

Credit	$—

The Northwestern Mutual Life Insurance Company

Selected Statutory Financial Data

As of and for the year ended December 31, 2025

(in millions)
Deposit Funds and Dividend Accumulations:
Deposit funds - account balance	$14,454

Dividend accumulations - account balance	$54

Claim Payments - 2025:

Group Accident and Health

Year Ended December 31, 2025:
2025	$5

2024	$4

2023	$3

2022	$2

2021	$1

Prior	$11

Other Accident and Health:
2025	$54

2024	$136

2023	$118

2022	$83

2021	$67

Prior	$437

Other coverages that use developmental methods to calculate

Claims Reserves:
2025	$—

2024	$—

2023	$—

2022	$—

2021	$—

Prior	$—

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

Answer the following interrogatories by stating the applicable U.S. Dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments as shown on the Summary Investment Schedule. All reporting entities must answer interrogatories 1, 2, 3, 4, 11 and, if applicable 20 through 24. Answer each of the interrogatories 5 through 19 (except 11) only if the reporting entity’s aggregate holding in the gross investment category addressed in that interrogatory equals or exceeds 2.5% of the reporting entity’s total admitted assets. For Life, Health and Fraternal blanks, responses are to exclude Separate Accounts.

1. State the reporting entity’s total admitted assets as reported on Page 2 of this Annual Statement.	$354,618

2.

State by investment category the 10 largest exposures to a single issuer/borrow/investment, excluding U.S. Government, U.S. government agency securities and those U.S. Government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as, exempt, property occupied by the company and policy loans.

	1	2	2	3
	Issuer	Description of Exposure	Amount	Percentage of Total
			(in millions)	Admitted Assets
2.01	Comcast Corp	Public Private Bonds, Stocks, TCI	$1,190	0.3%
2.02	Unitedhealth Group Inc	Public Bonds, Stocks	$1,148	0.3%
2.03	Meta Platforms Inc	Public Bonds, Stocks	$1,175	0.3%
2.04	Southern Co	Public Private Bonds, Stocks	$1,127	0.3%
2.05	Golden Road It Pd 1 Llc	Private Equity	$1,062	0.3%
2.06	Enbridge Inc	Public Private Bonds	$1,058	0.3%
2.07	Bank Of America Corp	Public Private Bonds, TCI	$1,041	0.3%
2.08	Sempra Energy	Public Bonds, Stocks	$1,031	0.3%
2.09	Oracle Corp	Public Bonds, Stocks	$1,015	0.3%
2.10	Exelon Corp	Public Private Bonds, Stocks	$993	0.3%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC designations.

Bonds	1	2	Preferred Stocks	3	4
	(in millions)			(in millions)
NAIC-1	$127,770	36.0%	NAIC-1	$453	0.1%
NAIC-2	$71,339	20.1%	NAIC-2	$243	0.1%
NAIC-3	$7,017	2.0%	NAIC-3	$81	—%
NAIC-4	$5,094	1.4%	NAIC-4	$6	—%
NAIC-5	$2,184	0.6%	NAIC-5	$71	—%

NAIC-6	$537	0.2%	NAIC-6	$8	—%

4.

State the amounts and percentages of the reporting entity’s total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 86 – Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions), including

4.01	Are assets held in foreign investments less than 2.5% of the reporting entity’s total admitted assets Yes ( ) No (X)
		1	2
		(in millions)
4.02	Total admitted assets held in foreign investments	$33,963	9.6%
4.03	Foreign-currency denominated investments of	$—	— %
4.04	Insurance liabilities denominated in that same foreign currency	$—	— %

If response to 4.01 above is yes, detail is not required for interrogatories 5 – 10.

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

5.	Aggregate foreign investment exposure categorized by NAIC sovereign designation:

		1	2

		(in millions)

5.01	NAIC-1	$29,907	8.4%

5.02	NAIC-2	$3,930	1.1%

5.03	NAIC-3 or below	$126	—%

6.	Two largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign designation:

		1	2
	Countries designated NAIC – 1:	(in millions)

6.01	UNITED KINGDOM	$11,743	3.3%

6.02	AUSTRALIA	$5,859	1.7%

	Countries designated NAIC-2

6.03	MEXICO	$1,132	0.3%

6.04	ITALY	$459	0.1%

	Countries designated NAIC – 3 or below:

6.05	BRAZIL	$40	0.0%

6.06	LIBERIA	$30	0.0%

	1	2
	(in millions)

7. Aggregate unhedged foreign currency exposure:	$254	0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign designation:

		1	2
		(in millions)

8.01	Countries designated NAIC-1	$254	0.1%

8.02	Countries designated NAIC-2	$—	0.0%

8.03	Countries designated NAIC-3 or below	$—	0.0%

The Northwestern Mutual Life Insurance Company

Notes to the Statutory Financial Statements

December 31, 2025, 2024 and 2023

9.	Two largest unhedged foreign currency exposures to a single country, categorized by the country’s NAIC sovereign

		1	2
	Countries designated NAIC – 1:	(in millions)
9.01	IRELAND	$121	0.0%
9.02	UNITED KINGDOM	$93	0.0%

	Countries designated NAIC-2
9.03		$—	0.0%
9.04		$—	0.0%

	Countries designated NAIC – 3 or below:
9.05		$—	0.0%
9.06		$—	0.0%

10.	List the 10 largest non-sovereign (i.e. non-governmental) foreign issues:

	1	2	3	4

				Percentage of Total

	Issuer	NAIC	Amount	Admitted Assets
		Designation
			(in millions)

10.01	BROOKFIELD INFRASTRUCTURE PART	2	$570	0.2%

10.02	HEATHROW FUNDING LTD	2	$568	0.2%

10.03	CHANEL LTD	1	$531	0.2%

10.04	PFIZER INC	1	$515	0.2%

10.05	QUADGAS HOLDINGS TOPCO LIMITED	2	$477	0.1%

10.06	SCOTTISH MORTGAGE INVESTMENT	1	$476	0.1%

10.07	RIO TINTO PLC	1	$439	0.1%

10.08	BANCO SANTANDER SA	2	$435	0.1%

10.09	UNIVERSITY OF EDINBURGH	1	$425	0.1%

10.10	VODAFONE GROUP PLC	2	$325	0.1%

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

11.01 Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 11?                              Yes (X) No ( )

(in millions)

$—	0.0%

$—	0.0%

$—	0.0%

$—	0.0%

12.

Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions (defined as investments having restrictions that prevent investments from being sold within 90 days).

12.01 Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 12?                    Yes (X) No ( )

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

	1	2	3
(in millions)

12.02	Aggregate statement value of investments with contractual sales restrictions Largest 3 investments with contractual sales restrictions	$—	0.0%

	12.03	$—	0.0%

	12.04	$—	0.0%

	12.05	$—	0.0%

13.

Amounts and percentages of admitted assets held in the largest 10 equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities, and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class 1).

13.01 Assets held in equity interest less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 13?                                       Yes ()  No (X)

1	3	4
Issuer	Amount	Percentage of Total Admitted Assets
	(in millions)
13.02 NML SECURITIES HOLDINGS LLC	$17,021	4.8%
13.03 NM TES LLC	$2,327	0.7%
13.04 NML REAL ESTATE HOLDINGS LLC	$1,150	0.3%
13.05 GOLDEN ROAD IT PD 1 LLC	$1,062	0.3%
13.06 NMC PRIV EQUITY PARTNERS LP	$648	0.2%
13.07 ARES PATHFINDER CORE FUND LP	$524	0.2%
13.08 QOZ Holding Company, LLC	$454	0.1%
13.09 NMIS LLC	$448	0.1%
13.10 NORTHWESTERN LONG TERM CARE	$308	0.1%
13.11 NM WEALTH MANAGEMENT CO	$277	0.1%

14.

Amounts and percentages of the reporting entity’s total admitted held in nonaffiliated, privately placed equities (included in other equity securities) and excluding securities eligible for sale under Securities Exchange Commission (SEC) Rule 144a or SEC Rule 144 without volume restrictions.

14.01 Assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 14?                         Yes (X)  No ( )

1	2	3
(in millions)
14.02 Aggregate statement value of investments held in nonaffiliated, privately placed equities	$—	0.0%
Largest 3 investments held in nonaffiliated, privately placed equities:
14.03	$—	0.0%
14.04	$—	0.0%
14.05	$—	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

15.	Amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests (included in other equity securities).

15.01 Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 15                               Yes (X)  No ( )

1	2	3
(in millions)

15.02 Aggregate statement value of investments held in general partnership interests	$—	0.0%

Largest 3 investments in general partnership interests:

15.03	$—	0.0%

15.04	$—	0.0%

15.05	$—	0.0%

16.	Amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans (reported in Schedule B).

16.01 Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 16?                                Yes ( )  No (X)

Largest 10 aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

1		2	3

Type (Residential, Commercial, Agricultural)		Amount	Percentage of Total Admitted Assets
		(in millions)
16.02	Commercial	$429	0.1%
16.03	Commercial	$405	0.1%
16.04	Commercial	$330	0.1%
16.05	Commercial	$301	0.1%
16.06	Commercial	$300	0.1%
16.07	Commercial	$300	0.1%
16.08	Commercial	$296	0.1%
16.09	Commercial	$270	0.1%
16.10	Commercial	$265	0.1%
16.11	Commercial	$260	0.1%

Amount and percentage of the reporting entity’s total admitted assets held in the following categories of mortgage loans:

		1	2
		(in millions)
16.12	Construction Loans	$2,384	0.7%
16.13	Mortgage loans over 90 days past due	$—	— %
16.14	Mortgage loans in the process of foreclosure	$—	— %
16.15	Mortgage loans foreclosed	$—	— %
16.16	Restructured mortgage loans	$52	0.0%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

17.	Aggregate mortgage loans having the following loan-to-value ratios are determined from the most current appraisal as of the Annual Statement date:

Loan-to-Value	Residential		Commercial		Agricultural

	1	2	3	4	5	6

	(in millions)		(in millions)		(in millions)

17.01 above 95%	$—	—%	$1,356	0.4%	$—	—%

17.02 91 to 95%	$—	—%	$260	0.1%	$—	—%

17.03 81 to 90%	$—	—%	$998	0.3%	$—	—%

17.04 71 to 80%	$—	—%	$2,870	0.8%	$—	—%

17.05 below 71%	$—	—%	$54,583	15.4%	$—	—%

18.

Amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate (reported in Schedule A, excluding property occupied by the company).

18.01 Are assets held in real estate reported less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 18?                               Yes (X)  No ( )

Largest five investments in any one parcel or group of contiguous parcels of real estate:

1	2	3
(in millions)

	$—	—%

	$—	—%

	$—	—%

	$—	—%

	$—	—%

19.	Report aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

19.01 Are assets held in investments held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets, therefore detail not required for interrogatory 19?                      Yes (X)  No ( )

1	2	3

(in millions)
19.02 Aggregate statement value of investments held in mezzanine real estate loans:	$—	—%

Largest three investments held in mezzanine real estate loans:

19.03	$—	—%
19.04	$—	—%
19.05	$—	—%

The Northwestern Mutual Life Insurance Company

Investment Risk Interrogatories

As of and for the year ended December 31, 2025

20.	Amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

	At Year End		At End of Each Quarter (Unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
20.01 Securities lending (do not include asset held as collateral for such transactions)	$—	—%	$—	$—	$—
20.02 Repurchase agreements	$2,591	0.7%	$3,220	$3,185	$2,589
20.03 Reverse repurchase agreements	$—	—%	$—	$—	$—
20.04 Dollar repurchase agreements	$—	—%	$—	$—	$—
20.05 Dollar reverse repurchase agreements	$—	—%	$—	$—	$—

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
	1		2	3	4
	(in millions)			(in millions)
21.01 Hedging	$—		—%	$—	—%
21.02 Income generation	$—		—%	$—	—%
21.03 Other	$—		—%	$—	—%

22.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
22.01 Hedging	$369	0.1%	$356	$363	$382
22.02 Income generation	$—	—%	$—	$—	$—
22.03 Replications	$27	0.0%	$21	$30	$28
22.04 Other	$—	—%	$—	$—	$—

23.

Amounts and percentages of the reporting entity’s total admitted assets of potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for future contracts:

	At Year End		At End of Each Quarter (unaudited)

			1st Qtr	2nd Qtr	3rd Qtr

	1	2	3	4	5

	(in millions)		(in millions)	(in millions)	(in millions)
23.01 Hedging	$223	0.1%	$164	$171	$211
23.02 Income generation	$—	—%	$—	$—	$—
23.03 Replications	$—	—%	$—	$—	$—
23.04 Other	$—	—%	$—	$—	$—

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2025

(in millions)

Investment Categories	Gross Investment Holdings: Amount	Gross Investment Holdings: Percentage of Column 1 Line 14	Admitted Assets as Reported in the Annual Statement: Amount	Admitted Assets as Reported in the Annual Statement: Securities Lending Reinvested Collateral Amount	Admitted Assets as Reported in the Annual Statement: Total (Col. 3 + 4) Amount	Admitted Assets as Reported in the Annual Statement: Percentage of Column 5 Line 14

Issuer credit obligations (Schedule D, Part 1, Section 1): U.S. government obligations	$3,975	1.17%	$3,975	$—	$3,975	1.17%

Issuer credit obligations (Schedule D, Part 1, Section 1): Other U.S. government obligations	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Non-U.S. sovereign jurisdiction securities	4,898	1.45%	4,898	—	4,898	1.45%

Issuer credit obligations (Schedule D, Part 1, Section 1): Municipal bonds - general obligations (direct & guaranteed)	1,287	0.38%	1,287	—	1,287	0.38%

Issuer credit obligations (Schedule D, Part 1, Section 1): Municipal bonds - special revenue	3,178	0.94%	3,178	—	3,178	0.94%

Issuer credit obligations (Schedule D, Part 1, Section 1): Project finance bonds issued by operating entities	4,476	1.32%	4,476	—	4,476	1.32%

Issuer credit obligations (Schedule D, Part 1, Section 1): Corporate bonds	125,679	37.09%	125,679	—	125,679	37.11%

Issuer credit obligations (Schedule D, Part 1, Section 1): Mandatory convertible bonds	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Single entity backed obligations	4,580	1.35%	4,580	—	4,580	1.35%

Issuer credit obligations (Schedule D, Part 1, Section 1): SVO-Identified bond exchange traded funds-fair value	1,389	0.41%	1,389	—	1,389	0.41%

Issuer credit obligations (Schedule D, Part 1, Section 1): SVO-Identified bond exchange traded funds-systematic value	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Bonds issued by funds representing operating entities	8,120	2.40%	8,120	—	8,120	2.40%

Issuer credit obligations (Schedule D, Part 1, Section 1): Bank loans-issued	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Bank loans - acquired	3,709	1.09%	3,709	—	3,709	1.10%

Issuer credit obligations (Schedule D, Part 1, Section 1): Mortgages loans that qualify as SVO-Identified credit tenant loans	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Certificates of deposit	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Other issuer credit obligations	—	— %	—	—	—	— %

Issuer credit obligations (Schedule D, Part 1, Section 1): Total issuer credit obligations	161,290	47.60%	161,290	—	161,290	47.63%

Asset-backed securities (Schedule D, Part 1, Section 2): Financial asset- backed securities-self-liquidating	41,228	12.17%	41,228	—	41,228	12.17%

Asset-backed securities (Schedule D, Part 1, Section 2): Financial asset- backed securities-not self-liquidating	1,535	0.45%	1,535	—	1,535	0.45%

Asset-backed securities (Schedule D, Part 1, Section 2): Non-financial asset- backed securities	5,954	1.76%	5,954	—	5,954	1.76%

Asset-backed securities (Schedule D, Part 1, Section 2): Total asset-backed securities	48,718	14.38%	48,718	—	48,718	14.39%

Preferred stocks (Schedule D, Part 2, Section 1): Industrial and miscellaneous (Unaffiliated)	862	0.25%	862	—	862	0.25%

Preferred stocks (Schedule D, Part 2, Section 1): Parent, subsidiaries and affiliates	—	— %	—	—	—	— %

Preferred stocks (Schedule D, Part 2, Section 1): Total preferred stocks	862	0.25%	862	—	862	0.25%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous - publicly traded (unaffiliated)	1,691	0.50%	1,691	—	1,691	0.50%

Common stocks (Schedule D, Part 2, Section 2): Industrial and miscellaneous - other (unaffiliated)	384	0.11%	384	—	384	0.11%

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates-publicly traded	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Parent, subsidiaries and affiliates-other	584	0.17%	584	—	584	0.17%

Common stocks (Schedule D, Part 2, Section 2): Mutual funds	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Unit investment trusts	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Closed-end funds	—	— %	—	—	—	— %

Common stocks (Schedule D, Part 2, Section 2): Exchange traded funds	246	0.07%	246	—	246	0.07%

Common stocks (Schedule D, Part 2, Section 2): Total common stocks	2,906	0.86%	2,906	—	2,906	0.86%

Mortgage loans (Schedule B): Farm mortgages	—	— %	—	—	—	— %

The Northwestern Mutual Life Insurance Company

Summary Investment Schedule

December 31, 2025

(in millions)

Mortgage loans (Schedule B): Residential mortgages	—	— %	—	—	—	— %

Mortgage loans (Schedule B): Commercial mortgages	59,309	17.50%	59,309	—	59,309	17.51%

Mortgage loans (Schedule B): Mezzanine real estate loans	758	0.22%	758	—	758	0.22%

Mortgage loans (Schedule B): Total valuation allowance	—	— %	—	—	—	— %

Mortgage loans (Schedule B): Total mortgage loans	60,066	17.73%	60,066	—	60,066	17.74%

Real estate (Schedule A): Properties occupied by company	958	0.28%	958	—	958	0.28%

Real estate (Schedule A): Properties held for production of income	2,005	0.59%	2,005	—	2,005	0.59%

Real estate (Schedule A): Properties held for sale	—	— %	—	—	—	— %

Real estate (Schedule A): Total real estate	2,963	0.87%	2,963	—	2,963	0.87%

Cash, cash equivalents and short-term investments: Cash (Schedule E, Part 1)	149	0.04%	149	—	149	0.04%

Cash, cash equivalents and short-term investments: Cash equivalents (Schedule E, Part 2)	4,291	1.27%	4,291	—	4,291	1.27%

Cash, cash equivalents and short-term investments: Short-term investments (Schedule DA)	649	0.19%	649	—	649	0.19%

Cash, cash equivalents and short-term investments: Total cash, cash equivalents and short-term investments	5,089	1.50%	5,089	—	5,089	1.50%

Contract loans	21,045	6.21%	21,044	—	21,044	6.21%

Derivatives (Schedule DB)	1,157	0.34%	1,157	—	1,157	0.34%

Other invested assets (Schedule BA)	34,596	10.21%	34,373	—	34,373	10.15%

Receivables for securities	47	0.01%	47	—	47	0.01%

Securities Lending (Schedule DL, Part 1)	—	— %		—	—	— %

Other invested assets (Page 2, Line 11)	137	0.04%	137	—	137	0.04%

Total invested assets	$338,877	100.00%	$338,653	—	$338,653	100.00%

PART C
OTHER INFORMATION
Item 27.  Exhibits
(a)
Financial Statements
(1)
NML Variable Annuity Account C
Included in the Statement of Additional Information are:
Statements of Assets and Liabilities as of the end of the most recent fiscal year
Statements of Operations as of the end of the most recent fiscal year
Statements of Changes in Net Assets for each of the two most recent fiscal years
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
(2)
The Northwestern Mutual Life Insurance Company
Included in the Statement of Additional Information are:
Consolidated Statement of Financial Position at the end of each of the most recent two fiscal years
Consolidated Statement of Operations for each of the three most recent fiscal years
Consolidated Statement of Changes in Surplus for each of the three most recent fiscal years
Consolidated Statement of Cash Flows for each of the most recent three fiscal years
Notes to Consolidated Statutory Financial Statements
Report of Independent Registered Public Accounting Firm
(b)
Exhibits
Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(a)(1)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company amending NML Variable
Annuity Account C Operating Authority, authorizing
registration as an Investment Company; and approval of
Network Edition Variable Annuity Contract
Exhibit (b)(1)(a) to Form N-4 Post-Effective AmendmentNo. 28 for NML Variable Annuity Account C, FileNo. 2-89905-01, filed on February 16, 2006
(a)(2)	Resolution of the Board of Trustees of The Northwestern Mutual Life Insurance Company creating the Account	Exhibit B(1)(a) to Form N-4 Post-Effective AmendmentNo. 20 for NML Variable Annuity Account C, FileNo. 2-89905-01, filed on April 25, 2000
(a)(3)
Resolution of the Board of Trustees of The Northwestern
Mutual Life Insurance Company to use the Account to
facilitate the issuance and maintenance of the Contracts
and renaming the Account “NML Variable Annuity
Account C”
Exhibit B(1)(b) to Form N-4 Post-Effective AmendmentNo. 20 for NML Variable Annuity Account C, FileNo. 2-89905-01, filed on April 25, 2000
(b)	Distribution Agreement Between The Northwestern Life Insurance Company and Northwestern Mutual Investment Services, LLC, dated May 1, 2006	Exhibit (c) to Form N-6 Registration Statement for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed on July 28, 2006
(c)	Not applicable
(d)(1)	Form of Flexible Payment Variable Annuity Contract, RR.V.C. NE. (1106), including Sex Distinct Payment Rate Tables	Exhibit (b)(4)(a)(1) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(d)(2)	Form of Flexible Payment Variable Annuity Contract, RP.V.C. NE. (1106), including Sex Neutral Payment Rate Tables	Exhibit (b)(4)(a)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(d)(3)	Form of Amendment to Qualify Contract as Annuity, RRV 313 (032000)	Exhibit (b)(4)(b)(1) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333- 133381, filed on April 19, 2006
(d)(4)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(1106)	Exhibit (b)(4)(b)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account C, File No. 333-133381, filed on August 8, 2006
(d)(5)	Form of Amendment to Qualify Contract For Use As A Remainder Unitrust, RR.V.NIMCRUT.(0803)	Exhibit (b)(4)(b)(2) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333- 133381, filed on April 19, 2006

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(d)(6)	Enhanced Death Benefit Rider, VA.EDB.C.NE.(1106)	Exhibit (b)(4)(c) to Form N-4 Registration Statement for NML Variable Annuity Account C, File No. 333-133381, filed on April 19, 2006
(d)(7)	Flexible Payment Deferred Variable Annuity – Account C, ICC12.RR.VA.CNE. (0313)	Exhibit (b)(4)(d)(1) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account C, File No. 333-133381, filed on April 28, 2014
(d)(8)	Enhanced Death Benefit Rider, ICC12.VA.EDB.CNE. (0313)	Exhibit (b)(4)(d)(2) to Form N-4 Post-Effective Amendment No. 12 for NML Variable Annuity Account C, File No. 333-133381, filed on April 28, 2014
(e)	Form of Application (1106), with Owner Identity Verification (0104) and Variable Annuity Suitability Supplement (0805)	Exhibit (b)(5) to Form N-4 Post-Effective Amendment for NML Variable Annuity Account C, File No. 333-133381, filed on April 22, 2008
(f)(1)	Restated Articles of Incorporation of The Northwestern Mutual Life Insurance Company (adopted July 26, 1972)	EX-99.B1 to Form N-4 Post-Effective AmendmentNo. 16 for NML Variable Annuity Account C, FileNo.2-89905- 01, filed on April 26, 1996
(f)(2)	Amended By-Laws of The Northwestern Mutual Life Insurance Company dated December 4, 2002	Exhibit B(6) to Form N-4 Post-Effective AmendmentNo. 24 for NML Variable Annuity Account C, FileNo. 2-89905-01, filed on February 28, 2003
(h)(a)(1)	Participation Agreement dated March 16, 1999 Among Russell Insurance Funds, Russell Fund Distributors, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(a) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(a)(2)
Amendment No. 1 dated December 17, 2020 to the
Participation Agreement dated March 16, 1999 Among
Russell Insurance Funds, Russell Fund Distributors, Inc.
and The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(a)(3)
Amendment No. 2 dated July 24, 2024 to the Participation
Agreement dated March 16, 1999, among Russell
Investment Funds, and Russell Investments Financial
Services, LLC (f/k/a Russell Fund Distributors, Inc.) and
The Northwestern Mutual Life Insurance Company
Exhibit (h)(a)(3) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 14, 2025
(h)(b)(1)	Participation Agreement dated May 1, 2003 among Variable Insurance Products Funds, Fidelity Distributors Corporation and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(b) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(h)(b)(2)
Amendment No. 1 dated October 18, 2006 to
Participation Agreement dated May 1, 2003, by and
among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Corporation, and each of
Variable Insurance Products Fund, Variable Insurance
Products Fund II, and Variable Insurance Products Fund
III
Exhibit (h)1(b)(2) to Form N-6 Pre-Effective Amendment No. 1, for Northwestern Mutual Variable Life Account II, File No. 333-136124, filed December 13, 2006
(h)(b)(3)
Amendment No. 2 dated February 9, 2021 to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Corporation, and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products Fund III
Exhibit (h)(b)(3) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(b)(4)
Amendment No. 2 dated July 24, 2024, to Participation
Agreement dated May 1, 2003, by and among The
Northwestern Mutual Life Insurance Company, Fidelity
Distributors Company LLC (formerly Fidelity
Distributors Corporation) and each of Variable Insurance
Products Fund, Variable Insurance Products Fund II, and
Variable Insurance Products III, and Variable Insurance
Products Fund V
Exhibit (h)(b)(4) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 14, 2025

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(b)(5)
Amended and Restated Participation Agreement dated
May 1, 2025 by and among The Northwestern Mutual
Life Insurance Company, Fidelity Distributors Company
LLC, and each of Variable Insurance Products Fund,
Variable Insurance Products Fund II, Variable Insurance
Products Fund III, Variable Insurance Products Fund IV
and Variable Insurance Products Fund V
Exhibit (h)(b)(5) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(b)(6)
Amendment dated May 1, 2025 to the Amended and
Restated Participation Agreement dated May 1, 2025 by
and among The Northwestern Mutual Life Insurance
Company, Fidelity Distributors Company LLC, and each
of Variable Insurance Products Fund, Variable Insurance
Products Fund II, Variable Insurance Products Fund III,
Variable Insurance Products Fund IV and Variable
Insurance Products Fund V
Exhibit (h)(b)(6) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(c)(1)	Participation Agreement dated April 30, 2007 among Neuberger Berman Advisors Management Trust, Neuberger Berman Management Inc., and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 24, for NML Variable Annuity Account A, File No. 333-72913, filed on April 25, 2012
(h)(c)(2)	Amendment to Participation Agreement dated January 4, 2021 among Neuberger Berman Advisers Management Trust, Neuberger Berman BD LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (h)(c)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(c)(3)
Amendment No. 2 dated July 24, 2024, to Participation
Agreement dated April 30, 2007, among Neuberger
Berman Advisers Management Trust, Neuberger Berman
BD LLC (formerly Neuberger Berman Management,
Inc.), and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(c)(3) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 14, 2025
(h)(d)(1)	Participation Agreement dated September 27, 2013 among Credit Suisse Trust, Credit Suisse Asset Management, LLC, Credit Suisse Securities (USA) LLC, and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(d) to Form N-4 Post-Effective Amendment No. 27 for NML Variable Annuity Account A, File No. 333-72913, filed on October 1, 2013
(h)(d)(2)
Amendment to Participation Agreement dated
January 4, 2021 among Credit Suisse Trust, Credit Suisse
Asset Management, LLC, Credit Suisse Securities (USA)
LLC, and The Northwestern Mutual Life Insurance
Company
Exhibit (h)(d)(2) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-13380, filed on April 26, 2021
(h)(d)(3)	Assignment and Assumption Agreement dated April 24, 2024 among Credit Suisse Securities (USA) LLC, and UBS Asset Management (US) Inc.	Exhibit (h)(d)(3) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No.333-230143, filed on February 14, 2025
(h)(d)(4)
Amendment No. 2 dated July 24, 2024, to Participation
Agreement dated September 27, 2013, among Credit
Suisse Trust, UBS Asset Management (Americas) LLC
(formerly Credit Suisse Asset Management, LLC), and
UBS Asset Management (US) Inc. (formerly Credit
Suisse Securities (USA) LLC), and The Northwestern
Mutual Life Insurance Company
Exhibit (h)(d)(4) to Form N-6 Post-Effective Amendment No. 12 for Northwestern Mutual Variable Life Account II, File No.333-230143, filed on February 14, 2025
(h)(d)(5)
Assignment and Assumption Agreement and Amendment
dated March 13, 2026 among The Northwestern Mutual
Life Insurance Company, Cantor Fitzgerald Variable
Insurance Trust (formerly, “Credit Suisse Trust”), UBS
Asset Management (Americas) LLC, O’Connor
Alternative Investments, LLC, UBS Asset Management
(US) Inc., and Ultimus Fund Distributors LLC
Filed herewith
(h)(e)
Fund Participation and Service Agreement dated
May 1, 2025 among The Northwestern Mutual Life
Insurance Company, Capital Client Group, Inc., American
Funds Insurance Series, American Funds Service
Company and Capital Research and Management
Company
Exhibit (h)(e) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(h)(f)
Fund Participation Agreement dated May 1, 2025 by and
among The Northwestern Mutual Life Company,
BlackRock Investments, LLC, and each of BlackRock
Variable Series Funds, Inc. and BlackRock Variable Series
Funds II, Inc.
Exhibit (h)(f) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(g)
Fund Participation Agreement dated May 1, 2025 by and
among The Northwestern Mutual Life Company,
Columbia Funds Variable Insurance Trust, Columbia
Funds Variable Series Trust II, Columbia Management
Investment Advisers, LLC and Columbia Management
Investment Distributors, Inc.
Exhibit (h)(g) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(h)(h)
Participation Agreement dated May 1, 2025 among The
Northwestern Mutual Life Insurance Company,
Northwestern Mutual Investment Services, LLC, John
Hancock Variable Insurance Trust and John Hancock
Distributors, LLC
Exhibit (h)(h) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(a)	Administrative Service Fee Agreement dated February 28, 1999 between The Northwestern Mutual Life Insurance Company and Frank Russell Company	Exhibit (b)(8)(c) to Form N-4 Post-Effective Amendment No. 66 for NML Variable Annuity Account B, File No. 2-29240, filed on April 28, 2005
(i)(b)(1)	Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(2) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(2)	Amendment dated August 1, 2004 to the Service Agreement dated May 1, 2003 between Fidelity Investments Institutional Operations Company, Inc. and The Northwestern Mutual Life Insurance Company	Exhibit (b)(8)(c)(3) to Form N-4 Pre-Effective Amendment No. 1 for NML Variable Annuity Account A, File No. 333-133380, filed on August 8, 2006
(i)(b)(3)	Amended and Restated Service Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and Fidelity Investments Institutional Operations Company LLC	Exhibit (i)(b)(3) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(c)	Administrative Services Agreement dated October 1, 2013 between Credit Suisse Securities (USA) LLC and The Northwestern Mutual Life Company	Exhibit (h)(h)(1) to Form N-6 Pre-Effective Amendment No. 1, File No. 333-230143, filed August 30, 2019
(i)(d)	Administrative Services Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and BlackRock Advisors, LLC	Exhibit (i)(d) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(e)	Variable Portfolio Administrative Services Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and Columbia Management Investment Services Corp.	Exhibit (i)(e) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(f)	Administrative Services Agreement dated May 1, 2025 between The Northwestern Mutual Life Insurance Company and John Hancock Variable Trust Advisers LLC	Exhibit (i)(f) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(i)(g)	Form of Administrative Services Agreement	Exhibit (b)(8)(f) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(i)(h)	Form of Shareholder Information Agreement	Exhibit (b)(8)(g) to Form N-4 Post-Effective Amendment No. 17 for NML Variable Annuity Account A, File No. 333-72913, filed on April 20, 2007
(j)(1)	NMIS/NM Annuity Operations Admin Agreement	Exhibit (b)(8)(i) to Form N-4 Post-Effective Amendment No. 19 for NML Variable Annuity Account A, File No. 333-72913, filed on April 22, 2008
(j)(2)	Rule 22c-2 Agreement dated April 9, 2025 among The Northwestern Mutual Life Insurance Company, American Funds Insurance Series and American Funds Service Company	Exhibit (j)(4) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025

Exhibit	Description	Filed Herewith/Incorporated Herein By Reference To
(j)(3)
Business Agreement dated May 1, 2025 by and among
The Northwestern Mutual Life Insurance Company,
Northwestern Mutual Investment Services, LLC, Client
Capital Group, Inc. and Capital Research and
Management Company
Exhibit (j)(4) to Form N-6 Pre-Effective Amendment No. 1 for Northwestern Mutual Variable Life Account II, File No. 333-282581, filed on May 1, 2025
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(m)	Not applicable
(n)	Not applicable
(o)	Form of Initial Summary Prospectus (ISP)	Filed herewith
(p)	Power of Attorney	Exhibit (j)(g) to Form N-6 Post-Effective Amendment No. 15 for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 13, 2026
(q)	Not applicable
(r)	Not applicable
101.INS XBRL	Insurance Document
101.SCH XBRL	Taxonomy Extension Schema Document
101.CAL XBRL	Taxonomy Extension Calculation Linkbase Document
101.DEF XBRL	Taxonomy Extension Definition Linkbase Document
101.LAB XBRL	Taxonomy Extension Label Linkbase Document
101.PRE XBRL	Taxonomy Extension Presentation Linkbase Document
Item 28.  Directors and Officers of the Insurance Company
The following lists include all of the Trustees, executive officers and other officers of The Northwestern Mutual Life Insurance Company, without regard to their activities relating to variable annuity contracts or their authority to act or their status as “officers” as that term is used for certain purposes of the federal securities laws and rules thereunder.
TRUSTEES – As of April 1, 2026
Name	Address
Anne F. Ackerley	Retired Managing Director - BlackRock (Retirement Group) BlackRock 225 W. 86th Street, Apt. #1005 New York, NY 10024

Teresa M. Bitetti	President, Global Oncology Business Unit Takeda Pharmaceuticals International, Inc. 40 Lansdowne Street, 7th Floor Cambridge, MA 02139

Nicholas E. Brathwaite	Founding Managing Partner Celesta Capital 1850 Gateway Drive, Suite 450 San Mateo, CA 94404

Andrew T. Feldstein	Retired CEO & CIO BlueMountain Capital Management (n/k/a Assured Investment Management) 20 Tompkins Road Scarsdale, NY 10583

Name	Address
Timothy J. Gerend	Chairman, President & Chief Executive Officer Northwestern Mutual 720 E. Wisconsin Avenue Milwaukee, WI 53202

Andrew J. Harmening	President and Chief Executive Officer Associated Bank Associated Bank River Center 111 E. Kilbourn Ave, 2nd Floor, Suite 200 Milwaukee, WI 53202

David P. Hollander	Retired Principal, Global Insurance Sector Leader Ernst & Young, LLP 180 Golf House Road Haverford, PA 19041

Randolph W. Melville	Retired Senior Vice President Frito-Lay North America 7901 Windrose Avenue, Unit 604 Plano, TX 75024

Jaime Montemayor	Chief Digital, Technology and Transformation Officer General Mills One General Mills Boulevard Minneapolis, MN 55426

Timothy H. Murphy	Vice Chair Mastercard, Inc. 2000 Purchase Street Purchase, NY 10577

Andrew N. Nunemaker	Chief Executive Officer Groupware Technologies 10437 W. Innovation Drive, Suite 306 Wauwatosa, WI 53226

Anne M. Paradis	Retired Chief Executive Officer MicroTek, Inc. 69A Howland Street Provincetown, MA 02657

Sandra R. Rogers	Retired Vice President – Supply Chain Hillrom 12363 E. Black Rock Road Scottsdale, AZ 85255

Aarti S. Shah	Retired Senior Vice President, Chief Information and Digital Officer Eli Lilly 13360 Sioux Trail Carmel, IN 46033

Juan C. Zarate	Global Co-Managing Partner & Chief Strategy Officer K2 Integrity 1050 Connecticut Avenue NW, Suite 680 Washington, DC 20036
EXECUTIVE OFFICERS – As of April 1, 2026
Timothy J. Gerend	Chairman, President & Chief Executive Officer
John E. Bentley	Executive Vice President & Chief Investment Officer

Kelly I. Culler	Executive Vice President & Chief People Officer
Todd M. Jones	Executive Vice President & Chief Financial Officer
Raymond J. Manista	Executive Vice President, Chief Legal & Public Affairs Officer
John C. Roberts	Executive Vice President & Chief Field Officer
Bethany M. Rodenhuis	Executive Vice President & Chief Operating Officer and Business Architect
Jeffrey D. Sippel	Executive Vice President & Chief Strategy Officer
Kamilah D. Williams-Kemp	Executive Vice President & Chief Product Officer
The business address for all of the executive officers and other officers is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 29. Persons Controlled By or Under Common Control with the Insurance Company or the Registered Separate Account
The subsidiaries of The Northwestern Mutual Life Insurance Company (“Northwestern Mutual”), as of December 31, 2025 are set forth on the following pages. In addition to these subsidiaries, the following separate investment accounts (which include the Registered Separate Account) may be deemed to be either controlled by, or under common control with, Northwestern Mutual:
1.
NML Variable Annuity Account A
2.
NML Variable Annuity Account B
3.
NML Variable Annuity Account C
4.
Northwestern Mutual Variable Life Account
5.
Northwestern Mutual Variable Life Account II
NORTHWESTERN MUTUAL CORPORATE STRUCTURE(1)
(as of December 31, 2025)
Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Operating Subsidiaries
Mason Street Advisors LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Long Term Care Insurance Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Management Company LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Investment Services LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Wealth Management Company(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
All Other Subsidiaries
1838938 Alberta Ltd(2)	Canada	The Northwestern Mutual Life Insurance Company	100.00
200 12th Street LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
720 East LLC(2)	Delaware	Northwestern Mutual Investment Management Company LLC	100.00
777 North Van Buren Apartments LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Parking LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
777 North Van Buren Retail LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
AC 2020 NMTC Investor LLC(2)	Louisiana	The Northwestern Mutual Life Insurance Company	99.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Aliyah Apartment Owner LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Amber LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Baraboo Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Bayridge LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
BCC Cancer Center Venture LP(2)	Delaware	NM Cancer Center GP LLC	0.01
		NM Imperial LLC	83.99
		RE Corp	16.00
Bell Road Venture Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Bishop Square LLC(2)	Delaware	NM BSA LLC	100.00
Brandywine Distribution LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Burgundy LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
C - Land Fund LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Capitol View Joint Venture(2)	Tennessee	C-Land Fund LLC	85.00
Capitol View JV-D(2)	Tennessee	C-Land Fund LLC	80.00
Capitol View JV-E(2)	Tennessee	C-Land Fund LLC	70.00
Cedarstone LLC(2)	Delaware	Baraboo Inc	100.00
Chateau LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Coral Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Cortona Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Cream City Venture Capital LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.00
		NML Development Corporation	1.00
Crosland Greens LLC(2)	North Carolina	C-Land Fund LLC	85.00
Crown Farm Partners LLC(2)	Maryland	NM Imperial LLC	99.00
		RE Corp	1.00
Dortmund LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Ellington Residential LLC(2)	Maryland	Crown Farm Partners, LLC	100.00
Fairfield Potomac Club LLC(2)	Delaware	NM Imperial LLC	99.00
		RE Corp	1.00
FC JCAF VI NM GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
FES LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Fifth and Lavaca Republic Square Limited Partnership(2)	Delaware	The Northwestern Mutual Life Insurance Company	94.05
		NM Twin Creeks GP LLC	0.95
GRO-SUB LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Hazel Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Higgins Inc(2)	Delaware	NML Securities Holdings LLC	100.00
High Street Station Square Pittsburgh I LLC(2)	Delaware	NM Imperial LLC	89.00
		NM High Street 1 LLC	11.00
Hobby Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Hollenberg 1 Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Iron Key Insurance Services LLC(2)	Delaware	Lake Emily Holdings LLC	100.00
Lake Emily Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Lakelands Associates LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	85.00
Logan Inc(2)	Delaware	NML Real Estate Holdings LLC	100.00
Los Alamitos Corporate Center Joint Venture LLC(2)	California	NM Imperial LLC	99.00
		RE Corp	1.00
Maroon Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Mason & Marshall Inc(2)	Delaware	NML Securities Holdings LLC	100.00
MCC Castro Station LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	98.50
Model Portfolios LLC(2)	Delaware	NML Securities Holdings LLC	100.00
Network Office Cashiership LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
Nicolet Inc(2)	Delaware	NML Securities Holdings LLC	100.00
NM BSA LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Cancer Center GP LLC(2)	Delaware	NM Imperial LLC	100.00
NM Career Distribution Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM CLO Inc(2)	Delaware	NML Securities Holdings LLC	100.00
NM DFW Lewisville LLC(2)	Delaware	NM Majestic Holdings LLC	100.00
NM Eagle I LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Finance Partners LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Gen LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM GP Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Green LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM High Street 1 LLC(2)	Delaware	NM Imperial LLC	89.00
		NM High Street 2 LLC	11.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM High Street 2 LLC(2)	Delaware	NM Imperial LLC	100.00
NM Imperial LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Investment Holdings LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Lion LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Majestic Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Neptune LLC(2)	Delaware	NM Regal LLC	100.00
NM Network Office 135 Insurance Agency LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
NM Pebble Valley LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Pioneer LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM QOZ Fund II LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund III LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund IV LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM QOZ Fund LLC(2)	Delaware	QOZ Holding Company LLC	100.00
NM Raven LLC(2)	Delaware	NM Strategic Asset Holdings LLC	100.00
NM RE Funds LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM Regal LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM Royal LLC(2)	Delaware	NM Strategic Asset Holdings LLC	100.00
NM Strategic Asset Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM TES LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM Twin Creeks GP LLC(2)	Delaware	NM Imperial LLC	100.00
NM Van Buren LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM VI Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-808 West LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMC JCAF VI CARRY LP(2)	Delaware	Northwestern Mutual Investment Management Company LLC	35.71
NMC V GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMC VI GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NM-Hemlock LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NM-Jasper LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NML Development Corporation(2)	Delaware	NML Securities Holdings LLC	100.00
NML Real Estate Holdings LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NML Securities Holdings LLC(2)	Wisconsin	The Northwestern Mutual Life Insurance Company	100.00
NMLSP1 LLC(2)	Delaware	NML Securities Holdings LLC	100.00
NM-MNO LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
NMPE I GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE II GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE III GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE IV GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NMPE V GP LLC(2)	Delaware	NM GP Holdings LLC	100.00
NM-Port Royale LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-RESA LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NMRM Holdings LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
NM-SAS LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
NM-Target Distribution Center 1 LLC(2)	Delaware	NM-Target.com Distribution Center LLC	89.00
		NM-Target Distribution Center -2 LLC	11.00
NM-Target Distribution Center 2 LLC(2)	Delaware	NM-Target.com Distribution Center LLC	100.00
NM-Target Distribution Center Property Owner LLC(2)	Delaware	NM-Target.com Distribution Center LLC	89.00
		NM-Target Distribution Center -1 LLC	11.00
NM-Target.com Distribution Center LLC(2)	Delaware	NM Imperial LLC	100.00
Northwestern Mutual Capital Equity Fund VII LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	13.38
Northwestern Mutual Capital Equity Fund VII-A LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	39.00
Northwestern Mutual Capital Equity GP VII LP(2)	Delaware	NM GP Holdings LLC	50.00
Northwestern Mutual Capital GP III LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual Capital GP IV LLC(2)	Delaware	NM GP Holdings LLC	100.00
Northwestern Mutual MU TLD Registry LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Registry LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Northwestern Mutual Series Fund, Inc(3)	Maryland	The Northwestern Mutual Life Insurance Company	100.00
NP Keystone Building 1 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	82.75

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
NP Keystone Building 20 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	91.00
NP Keystone Building 3 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	84.00
NP Keystone Building 5 LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	93.50
Osprey Links Golf Course LLC(2)	Delaware	Osprey Links LLC	100.00
Osprey Links LLC(2)	Delaware	NM Imperial LLC	99.00
		RE Corp	1.00
Plantation Oaks MHC-NM LLC(2)	Delaware	NM Imperial LLC	100.00
Pompano Property Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
QOZ Holding Company LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
RE Corp(2)	Delaware	NML Real Estate Holdings LLC	100.00
Realen Valley Forge Greenes Associates(2)	Pennsylvania	The Northwestern Mutual Life Insurance Company	95.93
Russet Inc(2)	Delaware	NML Real Estate Holdings LLC	100.00
Scaleybark Phase I LLC(2)	Delaware	C-Land Fund LLC	85.00
Seattle Network Office LLC(2)	Delaware	NM Career Distribution Holdings LLC	100.00
Seazen GP LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Seazen Rocky Point LP(2)	Delaware	The Northwestern Mutual Life Insurance Company	99.90
		Seazen GP LLC	0.10
Tampa Mariner Street Apts LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	90.00
Tupelo Inc(2)	Delaware	NML Securities Holdings LLC	100.00
Two Con Holdings LLC(2)	Delaware	Bishop Square LLC	100.00
Two Con LLC(2)	Delaware	Two Con Holdings LLC	100.00
Two Con SPE LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Variable Innovation LLC(2)	Delaware	NM VI Holdings LLC	100.00
Ventura Lakes MHC-NM LLC(2)	Delaware	NM Imperial LLC	100.00
Vienna Metro Joint Venture LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	85.00
Walden OC LLC(2)	Delaware	NML Real Estate Holdings LLC	100.00
Waterside Lanier Venture Partners LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	91.00
Wells Street LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Westpark Corporate Center LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	44.50
		NM GP Holdings LLC	44.50
White Oaks Inc(2)	Delaware	NML Securities Holdings LLC	100.00

Legal Entity Name	Domestic Jurisdiction	Owner(s)	Owner %
Wysh Financial LLC(2)	Delaware	Wysh Holdings LLC	100.00
Wysh Holdings LLC(2)	Delaware	The Northwestern Mutual Life Insurance Company	100.00
Wysh Life and Health Insurance Company(2)	Wisconsin	Wysh Holdings LLC	100.00
Wysh LLC(2)	New York	Wysh Holdings LLC	100.00
(1)
Certain subsidiaries are omitted on the basis that, considered in the aggregate at year end 2025, they did not constitute a significant subsidiary as defined by Regulation S-X. Certain investment partnerships and limited liability companies that hold real estate assets of The Northwestern Mutual Life Insurance Company are not represented.
(2)
Subsidiary included in the consolidated financial statements.
(3)
Northwestern Mutual Series Fund, Inc. consists of 30 series of capital stock, each a separate investment portfolio (the “Portfolios”). The Portfolios consist of: Active/Passive Conservative Portfolio, Active/Passive Balanced Portfolio, Active/Passive Moderate Portfolio, Active/Passive Aggressive Portfolio, Active/Passive Very Aggressive Portfolio, Domestic Equity Portfolio, Emerging Markets Portfolio, Equity Income Portfolio, Focused Appreciation Portfolio, Government Money Market Portfolio, Growth Stock Portfolio, High Yield Bond Portfolio, Index 400 Stock Portfolio, Index 500 Stock Portfolio, Index 600 Stock Portfolio, Inflation Managed Portfolio, International Equity Portfolio, International Growth Portfolio, Large Cap Blend Portfolio, Large Cap Core Stock Portfolio, Large Company Value Portfolio, Long-Term U.S. Government Bond Portfolio, Mid Cap Growth Stock Portfolio, Mid Cap Value Portfolio, Multi-Sector Bond Portfolio, Research International Core Portfolio, Select Bond Portfolio, Short-Term Bond Portfolio, Small Cap Growth Stock Portfolio, and Small Cap Value Portfolio.
Item 30. Indemnification
(a) That portion of the By-laws of the Insurance Company, Northwestern Mutual, relating to indemnification of Trustees and officers is set forth in full in Article VII of the By-laws of Northwestern Mutual, amended by resolution and previously filed as Exhibit A(6)(b) to the registration statement of Northwestern Mutual Variable Life Account (File No. 333-59103) on July 15, 1998.
(b) Section 10 of the Distribution Agreement dated May 1, 2006 between Northwestern Mutual and Northwestern Mutual Investment Services, LLC (“NMIS”) provides substantially as follows:
B. Indemnification by Company. The Company agrees to indemnify, defend and hold harmless NMIS, its successors and assigns, and their respective officers, directors, and employees (together referred to as “NMIS Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which NMIS and/or any NMIS Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by the Company and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of NMIS or for which NMIS is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material.
This indemnification shall be in addition to any liability that the Company may otherwise have; provided, however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.
C. Indemnification by NMIS. NMIS agrees to indemnify, defend and hold harmless the Company, its successors and assigns, and their respective officers, trustees or directors, and employees (together referred to as “Company Related Persons”), from any and all joint or several losses, claims, damages or liabilities (including any reasonable investigative, legal and other expenses incurred in connection with, and any amounts paid in settlement of, any action, suit or proceeding or any claim asserted), to which the Company and/or any Company Related Persons may become subject, under any law, regulation or NASD rule, at common law or otherwise, that arises out of or are based upon (i) any breach of this Agreement by NMIS and (ii) any untrue statement of or omission to state a material fact (except for information supplied by or on behalf of the Company or for which the Company is responsible) contained in any Registration Statement, Contract prospectus, SAI or supplement thereto or in any Marketing Material, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in reliance upon information furnished in writing by NMIS to the Company specifically for use in the preparation of the aforesaid material.
This indemnification shall be in addition to any liability that NMIS may otherwise have; provided however, that no person shall be entitled to indemnification pursuant to this provision for any loss, claim, damage or liability due to the willful misfeasance, bad faith or gross negligence or reckless disregard of duty by the person seeking indemnification.

D. Indemnification Generally. Any person seeking indemnification under this section shall promptly notify the indemnifying party in writing after receiving notice of the commencement of any action as to which a claim for indemnification will be made; provided, however, that failure to so notify the indemnifying party shall not relieve such party from any liability which it may have to such person otherwise than on account of this section.
The indemnifying party shall be entitled to participate in the defense of the indemnified person but such participation will not relieve such indemnifying party of the obligation to reimburse the indemnified party for reasonable legal and other expenses incurred by such party in defending himself, herself or itself.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.  Principal Underwriters
(a) NMIS is the principal underwriter of the securities of the Registered Separate Account. NMIS is also the principal underwriter for the NML Variable Annuity Account A (811-21887), the NML Variable Annuity Account B (811-01668), the Northwestern Mutual Variable Life Account (811-03989), the Northwestern Mutual Variable Life Account II (811-21933), and the Trust for Professional Managers (811-10401).
(b) As of April 1, 2026, the directors and officers of NMIS are as follows:
Name	Position
Brett Albers	Treasurer, Financial and Operations Principal
Quentin M. Doll	Director
Bradley L. Eull	Secretary
Betsy Heisler	Vice President - Risk Products
Thomas R. Hendricks	Vice President - Wealth Qualified Programs
Dean M. Hopp	Vice President - IPS Investment Programs
Dawn M. Kalinowski	Chief Operating Officer
Susan K. Limbach	Assistant Treasurer
Nicole E. Lund	Vice President - NMIS Compliance, Chief Compliance Officer
Kelly L. Martin	Assistant Treasurer
Alyssa G. Meyer	Senior Director - IPS Oversight and Controls
Alaka S. Mishal	Chief Technology Officer
Blaire L. Puls	Variable Investment Product Consultant
John C. Roberts	Executive Vice President, Chief Distribution Officer
Michelle A. Rossi-Weida	NMIS Anti-Money Laundering Officer
Deborah A. Schultz	Director
Justin Stipan	Distribution Performance Principal
Oritse J. Uku	Chief Information Security Officer
Laila M. Valters	President
Jonathan P. Viard	Vice President, Supervision Programs
Becki Williams	Vice President - Advanced Markets
Kamilah D. Williams-Kemp	Executive Vice President – New Business
Terry R. Young	Assistant Secretary
Erik W. Zipp	Vice President, Advisor Transitions
The address for each director and officer of NMIS is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
(c) NMIS, the principal underwriter, received $16,081 of commissions and other compensation, directly or indirectly, from Registered Separate Account during the last fiscal year for sales of variable annuity contracts, and interests therein, issued in connection with the Registered Separate Account.

Item 32. Location of Accounts and Records
All accounts, books or other documents required to be maintained in connection with the Registered Separate Account’s operations are maintained in the physical possession of Northwestern Mutual at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202.
Item 33. Management Services
There are no contracts, other than those referred to in Part A or Part B of this Registration Statement, under which management-related services are provided to the Registered Separate Account and pursuant to which total payments of $5,000 or more were made during any of the last three fiscal years.
Item 34. Fee Representation and Undertakings
(a) The Northwestern Mutual Life Insurance Company hereby represents that, with regard to the Variable Options, the fees and charges deducted under the Contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company under the Contracts.
(b) The Northwestern Mutual Life Insurance Company undertakes that, with respect to the Fixed Options subject to a Contract Adjustment, to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement to include any prospectus required by section 10(a)(3) of the Securities Act; and that, for the purpose of determining liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.
REPRESENTATION REGARDING TAX-DEFERRED ANNUITIES
Reference is made to a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission and addressed to the American Council of Life Insurance (the “no-action letter”). In accordance with the requirements of paragraph (5) on page 4 of the no-action letter, the Registered Separate Account represents that the no-action letter is being relied upon and that the provisions of paragraphs (1)(4) thereof have been complied with.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registered Separate Account, NML Variable Annuity Account C, certifies that it meets all the requirements for effectiveness of this Amended Registration pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf, in the City of Milwaukee, and State of Wisconsin, on April 27, 2026.
NML VARIABLE ANNUITY ACCOUNT C
(Registered Separate Account)
By	THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY (Insurance Company)

By:	/s/ Raymond J. Manista
Raymond J. Manista Executive Vice President, Chief Legal & Public Affairs Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the Insurance Company on April 27, 2026.
THE NORTHWESTERN MUTUAL LIFE
INSURANCE COMPANY
(Insurance Company)
By:	/s/ Raymond J. Manista
Raymond J. Manista Executive Vice President, Chief Legal & Public Affairs Officer
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities with the Insurance Company and on the dates indicated:
Signature	Date	Title
/s/ Timothy J. Gerend	April 27, 2026	Chairman, Trustee and Chief Executive Officer; Principal Executive Officer
Timothy J. Gerend
/s/ Todd M. Jones	April 27, 2026	Executive Vice President and Chief Financial Officer; Principal Financial Officer
Todd M. Jones
/s/ Charles S. Mondesir	April 27, 2026	Vice President, Chief Accounting Officer and Controller; Principal Accounting Officer
Charles S. Mondesir

Signature	Title
/s/ Anne F. Ackerley*	Trustee
Anne F. Ackerley
/s/ Teresa M. Bitetti*	Trustee
Teresa M. Bitetti
/s/ Nicholas E. Brathwaite*	Trustee
Nicholas E. Brathwaite
/s/ Andrew T. Feldstein*	Trustee
Andrew T. Feldstein
/s/ Andrew J. Harmening*	Trustee
Andrew J. Harmening
/s/ David P. Hollander*	Trustee
David P. Hollander
/s/ Randolph W. Melville*	Trustee
Randolph W. Melville
/s/ Jaime Montemayor*	Trustee
Jaime Montemayor
/s/ Timothy H. Murphy*	Trustee
Timothy H. Murphy
/s/ Andrew N. Nunemaker*	Trustee
Andrew N. Nunemaker
/s/ Anne M. Paradis*	Trustee
Anne M. Paradis
/s/ Sandra R. Rogers*	Trustee
Sandra R. Rogers
/s/ Aarti S. Shah*	Trustee
Aarti S. Shah
/s/ Juan C. Zarate*	Trustee
Juan C. Zarate

*By:	/s/ Raymond J. Manista

Raymond J. Manista, Attorney in fact, pursuant to the Power of Attorney Exhibit (j)(g) to Form N-6 Post-Effective Amendment No. 15
for Northwestern Mutual Variable Life Account II, File No. 333-230143, filed on February 13, 2026.

Each of the signatures is affixed as of April 27, 2026.

EXHIBIT INDEX
EXHIBITS FILED WITH FORM N-4
POST-EFFECTIVE AMENDMENT NO. 25 TO
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
FOR
NML Variable Annuity Account C
Exhibit	Description
(h)(d)(5)
Assignment and Assumption Agreement and Amendment
dated March 13, 2026 among The Northwestern Mutual
Life Insurance Company, Cantor Fitzgerald Variable
Insurance Trust (formerly, “Credit Suisse Trust”), UBS
Asset Management (Americas) LLC, O’Connor
Alternative Investments, LLC, UBS Asset Management
(US) Inc., and Ultimus Fund Distributors LLC
Filed herewith
(k)	Opinion and Consent of Counsel	Filed herewith
(l)	Consent of PricewaterhouseCoopers LLP	Filed herewith
(o)	Form of Initial Summary Prospectus (ISP)	Filed herewith